UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06093

Name of Registrant:	Vanguard Institutional Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023 - December 31, 2023

Item 1: Reports to Shareholders

Annual Report   |   December 31, 2023
Vanguard Institutional Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Performance Summary	4
Financial Statements	6
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your portfolio are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended December 31, 2023, Vanguard Institutional Index Fund returned 26.24% for Institutional Shares and 26.26% for Institutional Plus Shares, closely tracking its target index, the Standard & Poor’s 500 Index. The fund provides exposure to the stocks of the largest U.S. companies.
•	The fourth quarter of 2023 was a volatile period for the financial markets. Stocks and bonds continued to lose ground early on amid concerns that interest rates might remain elevated for an extended period. They went on to post strong gains, however, as inflation remained on a downward trend and economic growth softened, leading the markets to anticipate that policy rates had reached their peak and that cuts were likely not too far down the road.
•	The majority of the index’s 11 sectors recorded positive returns for the 12 months. Communication services, energy, and health care stocks helped performance the most.
•	For the 10 years ended December 31, the fund posted average annual returns of 12.00% for Institutional Shares and 12.02% for Institutional Plus Shares, closely tracking the return of its index.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.53%	8.97%	15.52%
Russell 2000 Index (Small-caps)	16.93	2.22	9.97
Russell 3000 Index (Broad U.S. market)	25.96	8.54	15.16
FTSE All-World ex US Index (International)	15.82	1.98	7.52
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	5.60%	-3.33%	1.17%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	6.40	-0.40	2.25
FTSE Three-Month U.S. Treasury Bill Index	5.26	2.24	1.91
CPI
Consumer Price Index	3.35%	5.60%	4.07%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended December 31, 2023
	Beginning Account Value 6/30/2023	Ending Account Value 12/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Institutional Index Fund
Institutional Shares	$1,000.00	$1,080.20	$0.18
Institutional Plus Shares	1,000.00	1,080.30	0.10
Based on Hypothetical 5% Yearly Return
Institutional Index Fund
Institutional Shares	$1,000.00	$1,025.03	$0.18
Institutional Plus Shares	1,000.00	1,025.11	0.10
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.035% for Institutional Shares, and 0.02% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

Institutional Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2013, Through December 31, 2023
Initial Investment of $5,000,000
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Institutional Index Fund Institutional Shares	26.24%	15.66%	12.00%	$15,533,419
S&P 500 Index	26.29	15.69	12.03	15,574,668
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	14,710,990

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Institutional Index Fund Institutional Plus Shares	26.26%	15.67%	12.02%	$311,186,060
S&P 500 Index	26.29	15.69	12.03	311,493,360
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	294,219,800
See Financial Highlights for dividend and capital gains information.
4

Institutional Index Fund
Fund Allocation
As of December 31, 2023
Communication Services	8.6%
Consumer Discretionary	10.9
Consumer Staples	6.1
Energy	3.9
Financials	13.0
Health Care	12.6
Industrials	8.8
Information Technology	28.9
Materials	2.4
Real Estate	2.5
Utilities	2.3
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
5

Institutional Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (8.6%)
*	Alphabet Inc. Class A	39,184,721	5,473,714
*	Meta Platforms Inc. Class A	14,695,664	5,201,677
*	Alphabet Inc. Class C	32,974,054	4,647,033
*	Netflix Inc.	2,897,835	1,410,898
	Comcast Corp. Class A	26,588,232	1,165,894
	Walt Disney Co.	12,115,120	1,093,874
	Verizon Communications Inc.	27,834,878	1,049,375
	AT&T Inc.	47,339,683	794,360
	T-Mobile US Inc.	3,369,008	540,153
*	Charter Communications Inc. Class A	666,020	258,868
	Electronic Arts Inc.	1,620,578	221,711
*	Take-Two Interactive Software Inc.	1,046,715	168,469
*	Warner Bros Discovery Inc.	14,687,953	167,149
	Omnicom Group Inc.	1,311,567	113,464
*	Live Nation Entertainment Inc.	940,148	87,998
	Interpublic Group of Cos. Inc.	2,532,875	82,673
	News Corp. Class A	3,311,250	81,291
*	Match Group Inc.	1,803,282	65,820
	Fox Corp. Class A	1,644,734	48,799
[1]	Paramount Global Class B	3,189,308	47,170
	Fox Corp. Class B	860,980	23,806
			22,744,196
Consumer Discretionary (10.9%)
*	Amazon.com Inc.	60,209,385	9,148,214
*	Tesla Inc.	18,310,996	4,549,916
	Home Depot Inc.	6,621,163	2,294,564
	McDonald's Corp.	4,802,370	1,423,951
	NIKE Inc. Class B	8,103,384	879,784
	Lowe's Cos. Inc.	3,820,858	850,332
*	Booking Holdings Inc.	231,001	819,411
	Starbucks Corp.	7,564,879	726,304
	TJX Cos. Inc.	7,574,399	710,554
*	Chipotle Mexican Grill Inc.	181,710	415,564
		Shares	Market Value• ($000)
*	Airbnb Inc. Class A	2,878,358	391,860
*	Lululemon Athletica Inc.	762,341	389,777
*	O'Reilly Automotive Inc.	391,681	372,128
	Marriott International Inc. Class A	1,633,371	368,342
	General Motors Co.	9,067,397	325,701
	Ford Motor Co.	26,034,237	317,357
	Ross Stores Inc.	2,241,889	310,255
	Hilton Worldwide Holdings Inc.	1,697,856	309,163
	DR Horton Inc.	1,994,821	303,173
*	AutoZone Inc.	116,745	301,857
	Yum! Brands Inc.	1,855,857	242,486
	Lennar Corp. Class A	1,614,100	240,565
*	Royal Caribbean Cruises Ltd.	1,560,824	202,111
*	Aptiv plc	1,872,535	168,004
*	Ulta Beauty Inc.	325,905	159,690
	Tractor Supply Co.	715,727	153,903
	eBay Inc.	3,435,582	149,860
*	NVR Inc.	21,037	147,269
	PulteGroup Inc.	1,426,712	147,265
*	Expedia Group Inc.	882,527	133,959
	Darden Restaurants Inc.	796,292	130,831
	Garmin Ltd.	1,013,188	130,235
	Genuine Parts Co.	928,646	128,618
*	Carnival Corp.	6,663,675	123,545
	Las Vegas Sands Corp.	2,443,955	120,267
	Pool Corp.	255,862	102,015
	Best Buy Co. Inc.	1,282,313	100,379
	Domino's Pizza Inc.	231,146	95,285
	LKQ Corp.	1,773,646	84,763
*	MGM Resorts International	1,812,521	80,983
*	CarMax Inc.	1,050,681	80,629
*	Caesars Entertainment Inc.	1,426,903	66,893
	Bath & Body Works Inc.	1,505,320	64,970
*	Etsy Inc.	794,229	64,372
	Wynn Resorts Ltd.	636,670	58,007
*	Norwegian Cruise Line Holdings Ltd.	2,815,839	56,429
	Tapestry Inc.	1,520,432	55,967
6

Institutional Index Fund
		Shares	Market Value• ($000)
	BorgWarner Inc. (XNYS)	1,558,158	55,860
	Hasbro Inc.	865,585	44,197
	Whirlpool Corp.	362,837	44,183
	VF Corp.	2,194,857	41,263
	Ralph Lauren Corp.	263,270	37,964
*	Mohawk Industries Inc.	350,766	36,304
	Lennar Corp. Class B	49,389	6,621
			28,763,899
Consumer Staples (6.1%)
	Procter & Gamble Co.	15,604,832	2,286,732
	Costco Wholesale Corp.	2,931,294	1,934,889
	PepsiCo Inc.	9,102,706	1,546,004
	Coca-Cola Co.	25,761,922	1,518,150
	Walmart Inc.	9,444,717	1,488,960
	Philip Morris International Inc.	10,278,364	966,988
	Mondelez International Inc. Class A	9,007,108	652,385
	Altria Group Inc.	11,711,027	472,423
	Target Corp.	3,056,153	435,257
	Colgate-Palmolive Co.	5,451,964	434,576
*	Monster Beverage Corp.	4,890,846	281,762
	Kimberly-Clark Corp.	2,237,187	271,841
	Constellation Brands Inc. Class A	1,069,721	258,605
	Archer-Daniels-Midland Co.	3,531,505	255,045
	General Mills Inc.	3,848,622	250,699
	Kenvue Inc.	11,411,140	245,682
	Sysco Corp.	3,338,078	244,114
	Estee Lauder Cos. Inc. Class A	1,537,330	224,835
	Keurig Dr Pepper Inc.	6,666,200	222,118
	Kroger Co.	4,383,915	200,389
	Dollar General Corp.	1,453,064	197,544
*	Dollar Tree Inc.	1,383,734	196,559
	Kraft Heinz Co.	5,279,158	195,223
	Hershey Co.	992,361	185,016
	Church & Dwight Co. Inc.	1,630,383	154,169
	Walgreens Boots Alliance Inc.	4,747,408	123,955
	McCormick & Co. Inc.	1,665,234	113,935
	Lamb Weston Holdings Inc.	960,338	103,803
	Tyson Foods Inc. Class A	1,887,087	101,431
	Kellanova	1,747,630	97,710
	Bunge Global SA	960,608	96,973
	Conagra Brands Inc.	3,165,158	90,713
	J M Smucker Co.	701,970	88,715
	Clorox Co.	570,687	81,374
	Molson Coors Beverage Co. Class B	1,225,339	75,003
	Brown-Forman Corp. Class B	1,213,717	69,303
	Hormel Foods Corp.	1,916,348	61,534
	Campbell Soup Co.	1,300,564	56,223
			16,280,637
		Shares	Market Value• ($000)
Energy (3.9%)
	Exxon Mobil Corp.	26,520,821	2,651,552
	Chevron Corp.	11,623,534	1,733,766
	ConocoPhillips	7,861,578	912,493
	Schlumberger NV	9,457,566	492,172
	EOG Resources Inc.	3,860,932	466,980
	Phillips 66	2,912,918	387,826
	Marathon Petroleum Corp.	2,513,945	372,969
	Pioneer Natural Resources Co.	1,544,698	347,372
	Valero Energy Corp.	2,254,115	293,035
	Williams Cos. Inc.	8,054,482	280,538
	ONEOK Inc.	3,856,966	270,836
	Hess Corp.	1,830,196	263,841
	Occidental Petroleum Corp.	4,371,522	261,023
	Baker Hughes Co.	6,662,659	227,730
	Kinder Morgan Inc.	12,804,353	225,869
	Halliburton Co.	5,926,283	214,235
	Devon Energy Corp.	4,241,919	192,159
	Diamondback Energy Inc.	1,184,874	183,750
	Targa Resources Corp.	1,477,674	128,365
	Coterra Energy Inc.	4,976,179	126,992
	EQT Corp.	2,720,768	105,185
	Marathon Oil Corp.	3,879,961	93,740
	APA Corp.	2,030,638	72,859
			10,305,287
Financials (12.9%)
*	Berkshire Hathaway Inc. Class B	12,046,313	4,296,438
	JPMorgan Chase & Co.	19,141,036	3,255,890
	Visa Inc. Class A	10,553,699	2,747,656
	Mastercard Inc. Class A	5,482,686	2,338,420
	Bank of America Corp.	45,585,340	1,534,858
	Wells Fargo & Co.	24,045,201	1,183,505
	S&P Global Inc.	2,145,165	944,988
	Morgan Stanley	8,367,578	780,277
	Goldman Sachs Group Inc.	1,954,176	753,862
	BlackRock Inc.	925,838	751,595
	American Express Co.	3,811,809	714,104
	Charles Schwab Corp.	9,853,225	677,902
	Citigroup Inc.	12,672,168	651,856
	Marsh & McLennan Cos. Inc.	3,264,428	618,511
	Progressive Corp.	3,873,453	616,964
	Blackstone Inc.	4,704,439	615,905
	Chubb Ltd.	2,701,143	610,458
*	Fiserv Inc.	3,973,936	527,898
	CME Group Inc.	2,383,526	501,971
	Intercontinental Exchange Inc.	3,789,651	486,705
	US Bancorp	10,309,159	446,180
*	PayPal Holdings Inc.	7,138,158	438,354
	PNC Financial Services Group Inc.	2,637,575	408,429
	Moody's Corp.	1,042,005	406,965
	Aon plc Class A (XNYS)	1,325,546	385,760
	Capital One Financial Corp.	2,521,875	330,668

7

Institutional Index Fund
		Shares	Market Value• ($000)
	Truist Financial Corp.	8,830,494	326,022
	Arthur J Gallagher & Co.	1,429,412	321,446
	American International Group Inc.	4,648,116	314,910
	MSCI Inc.	523,649	296,202
	Aflac Inc.	3,520,897	290,474
	Travelers Cos. Inc.	1,512,156	288,051
	MetLife Inc.	4,116,516	272,225
	Bank of New York Mellon Corp.	5,092,515	265,065
	Ameriprise Financial Inc.	670,044	254,503
	Prudential Financial Inc.	2,390,229	247,891
	Allstate Corp.	1,732,580	242,527
	Fidelity National Information Services Inc.	3,922,827	235,644
	Global Payments Inc.	1,723,893	218,934
	Discover Financial Services	1,655,735	186,105
*	Arch Capital Group Ltd.	2,470,675	183,497
	Willis Towers Watson plc	683,638	164,894
	Hartford Financial Services Group Inc.	1,991,215	160,054
	T Rowe Price Group Inc.	1,479,625	159,341
	State Street Corp.	2,043,330	158,276
	Fifth Third Bancorp	4,509,139	155,520
	M&T Bank Corp.	1,099,063	150,660
	Raymond James Financial Inc.	1,244,305	138,740
*	FleetCor Technologies Inc.	477,915	135,064
	Nasdaq Inc.	2,252,970	130,988
	Cboe Global Markets Inc.	698,341	124,696
	Huntington Bancshares Inc.	9,578,186	121,835
	FactSet Research Systems Inc.	251,670	120,059
	Regions Financial Corp.	6,155,697	119,297
	Northern Trust Corp.	1,369,489	115,558
	Principal Financial Group Inc.	1,450,917	114,144
	Brown & Brown Inc.	1,563,948	111,212
	Cincinnati Financial Corp.	1,038,936	107,488
	Synchrony Financial	2,736,573	104,510
	Citizens Financial Group Inc.	3,084,337	102,215
	Everest Group Ltd.	287,228	101,558
	W R Berkley Corp.	1,349,539	95,439
	KeyCorp.	6,200,127	89,282
	Loews Corp.	1,213,500	84,447
	Jack Henry & Associates Inc.	481,437	78,672
	MarketAxess Holdings Inc.	250,960	73,494
	Globe Life Inc.	567,764	69,108
	Assurant Inc.	348,764	58,763
		Shares	Market Value• ($000)
	Franklin Resources Inc.	1,860,964	55,438
	Invesco Ltd.	2,983,535	53,226
	Comerica Inc.	873,680	48,760
	Zions Bancorp NA	980,079	42,996
			34,315,349
Health Care (12.6%)
	UnitedHealth Group Inc.	6,123,775	3,223,984
	Eli Lilly & Co.	5,279,603	3,077,586
	Johnson & Johnson	15,938,352	2,498,177
	Merck & Co. Inc.	16,777,561	1,829,090
	AbbVie Inc.	11,689,274	1,811,487
	Thermo Fisher Scientific Inc.	2,557,985	1,357,753
	Abbott Laboratories	11,489,384	1,264,636
	Pfizer Inc.	37,384,272	1,076,293
	Amgen Inc.	3,543,301	1,020,542
	Danaher Corp.	4,353,936	1,007,240
*	Intuitive Surgical Inc.	2,330,979	786,379
	Elevance Health Inc.	1,555,629	733,572
	Medtronic plc	8,809,230	725,704
*	Vertex Pharmaceuticals Inc.	1,706,061	694,179
	Bristol-Myers Squibb Co.	13,472,079	691,252
	CVS Health Corp.	8,503,853	671,464
	Stryker Corp.	2,238,524	670,348
	Gilead Sciences Inc.	8,249,743	668,312
*	Regeneron Pharmaceuticals Inc.	709,277	622,951
	Zoetis Inc.	3,039,777	599,961
	Cigna Group	1,937,390	580,151
*	Boston Scientific Corp.	9,694,252	560,425
	Becton Dickinson & Co.	1,920,733	468,332
	McKesson Corp.	880,994	407,883
	Humana Inc.	815,094	373,158
	HCA Healthcare Inc.	1,311,358	354,958
*	DexCom Inc.	2,558,084	317,433
*	Edwards Lifesciences Corp.	4,015,413	306,175
*	IDEXX Laboratories Inc.	550,157	305,365
*	IQVIA Holdings Inc.	1,212,271	280,495
	Agilent Technologies Inc.	1,936,874	269,284
*	Centene Corp.	3,536,884	262,472
*	Biogen Inc.	959,312	248,241
	Cencora Inc.	1,103,778	226,694
*	Moderna Inc.	2,197,226	218,514
	GE Healthcare Inc.	2,591,830	200,400
*	Mettler-Toledo International Inc.	143,532	174,099
	West Pharmaceutical Services Inc.	490,289	172,641
	Zimmer Biomet Holdings Inc.	1,383,560	168,379
	ResMed Inc.	974,694	167,667
	Cardinal Health Inc.	1,631,881	164,494
*	Illumina Inc.	1,050,848	146,320
	STERIS plc	653,684	143,712
*	Molina Healthcare Inc.	386,007	139,468
	Baxter International Inc.	3,358,973	129,858
*	Align Technology Inc.	472,126	129,363

8

Institutional Index Fund
		Shares	Market Value• ($000)
*	Waters Corp.	391,394	128,859
	Laboratory Corp. of America Holdings	561,834	127,699
	Cooper Cos. Inc.	327,878	124,082
*	Hologic Inc.	1,621,176	115,833
	Quest Diagnostics Inc.	743,823	102,558
*	Insulet Corp.	462,291	100,308
	Revvity Inc.	818,238	89,442
	Viatris Inc.	7,930,369	85,886
	Bio-Techne Corp.	1,047,126	80,796
*	Charles River Laboratories International Inc.	339,551	80,270
	Teleflex Inc.	310,954	77,533
*	Incyte Corp.	1,232,469	77,387
*	Henry Schein Inc.	864,001	65,414
	Universal Health Services Inc. Class B	404,622	61,681
*	Catalent Inc.	1,190,519	53,490
	DENTSPLY SIRONA Inc.	1,401,868	49,892
*	Bio-Rad Laboratories Inc. Class A	138,866	44,838
*	DaVita Inc.	357,989	37,503
			33,450,362
Industrials (8.8%)
	Caterpillar Inc.	3,377,562	998,644
	Union Pacific Corp.	4,036,053	991,335
*	Boeing Co.	3,765,124	981,417
	General Electric Co.	7,206,163	919,723
	Honeywell International Inc.	4,364,867	915,356
*	Uber Technologies Inc.	13,624,804	838,879
	RTX Corp.	9,520,285	801,037
	United Parcel Service Inc. Class B (XNYS)	4,788,459	752,889
	Deere & Co.	1,773,329	709,101
	Lockheed Martin Corp.	1,462,027	662,649
	Eaton Corp. plc	2,643,714	636,659
	Automatic Data Processing Inc.	2,723,143	634,411
	Illinois Tool Works Inc.	1,812,867	474,862
	CSX Corp.	13,083,751	453,614
	Northrop Grumman Corp.	938,538	439,367
	Waste Management Inc.	2,426,680	434,618
	3M Co.	3,656,869	399,769
	Parker-Hannifin Corp.	850,661	391,900
	General Dynamics Corp.	1,499,873	389,472
	FedEx Corp.	1,531,467	387,415
	TransDigm Group Inc.	366,252	370,501
	Trane Technologies plc	1,512,201	368,826
	Emerson Electric Co.	3,774,452	367,367
	Norfolk Southern Corp.	1,497,218	353,912
	Cintas Corp.	573,197	345,443
	PACCAR Inc.	3,463,427	338,204
	Carrier Global Corp.	5,555,231	319,148
*	Copart Inc.	5,785,073	283,469
	L3Harris Technologies Inc.	1,254,300	264,181
		Shares	Market Value• ($000)
	Johnson Controls International plc	4,504,239	259,624
	United Rentals Inc.	448,772	257,335
	Paychex Inc.	2,128,080	253,476
	AMETEK Inc.	1,528,053	251,961
	Fastenal Co.	3,783,462	245,055
	Otis Worldwide Corp.	2,709,781	242,444
	WW Grainger Inc.	292,493	242,386
	Old Dominion Freight Line Inc.	592,383	240,111
	Rockwell Automation Inc.	759,192	235,714
	Verisk Analytics Inc.	960,221	229,358
	Cummins Inc.	938,506	224,838
	Republic Services Inc.	1,354,125	223,309
	Quanta Services Inc.	961,934	207,585
	Ingersoll Rand Inc. (XYNS)	2,680,155	207,283
	Equifax Inc.	815,768	201,731
	Xylem Inc.	1,596,148	182,536
	Delta Air Lines Inc.	4,261,839	171,454
	Fortive Corp.	2,327,631	171,384
	Broadridge Financial Solutions Inc.	778,971	160,273
	Westinghouse Air Brake Technologies Corp.	1,186,302	150,542
	Dover Corp.	926,254	142,467
	Howmet Aerospace Inc.	2,590,337	140,189
*	Builders FirstSource Inc.	816,642	136,330
	Expeditors International of Washington Inc.	962,600	122,443
*	Axon Enterprise Inc.	466,600	120,537
	Veralto Corp.	1,452,619	119,492
	Hubbell Inc.	355,091	116,800
	Southwest Airlines Co.	3,945,350	113,942
	IDEX Corp.	500,742	108,716
	Jacobs Solutions Inc.	833,252	108,156
	JB Hunt Transport Services Inc.	539,520	107,764
	Textron Inc.	1,297,378	104,335
	Snap-on Inc.	349,327	100,900
	Stanley Black & Decker Inc.	1,014,127	99,486
	Masco Corp.	1,484,522	99,433
	Leidos Holdings Inc.	910,450	98,547
	Nordson Corp.	358,193	94,620
*	United Airlines Holdings Inc.	2,170,592	89,559
	Rollins Inc.	1,858,666	81,168
	Pentair plc	1,095,837	79,678
	Allegion plc	581,248	73,638
*	Ceridian HCM Holding Inc.	1,033,120	69,343
	Huntington Ingalls Industries Inc.	262,349	68,116
	Paycom Software Inc.	324,678	67,117
	A O Smith Corp.	813,840	67,093
	CH Robinson Worldwide Inc.	771,874	66,682

9

Institutional Index Fund
		Shares	Market Value• ($000)
	Robert Half Inc.	702,619	61,774
*	American Airlines Group Inc.	4,326,340	59,444
*	Generac Holdings Inc.	407,081	52,611
			23,352,947
Information Technology (28.8%)
	Apple Inc.	96,794,299	18,635,806
	Microsoft Corp.	49,207,834	18,504,114
	NVIDIA Corp.	16,353,482	8,098,571
	Broadcom Inc.	2,906,177	3,244,020
*	Adobe Inc.	3,014,480	1,798,439
*	Salesforce Inc.	6,442,117	1,695,179
*	Advanced Micro Devices Inc.	10,697,092	1,576,858
	Accenture plc Class A	4,155,436	1,458,184
	Intel Corp.	27,913,517	1,402,654
	Cisco Systems Inc.	26,818,684	1,354,880
	Intuit Inc.	1,855,562	1,159,782
	Oracle Corp.	10,519,504	1,109,071
	QUALCOMM Inc.	7,368,991	1,065,777
	Texas Instruments Inc.	6,013,063	1,024,987
	International Business Machines Corp.	6,045,953	988,816
*	ServiceNow Inc.	1,357,286	958,909
	Applied Materials Inc.	5,538,581	897,638
	Lam Research Corp.	872,583	683,459
	Analog Devices Inc.	3,299,266	655,102
	Micron Technology Inc.	7,269,947	620,417
*	Palo Alto Networks Inc.	2,057,889	606,830
	KLA Corp.	899,988	523,163
*	Synopsys Inc.	1,006,943	518,485
*	Cadence Design Systems Inc.	1,801,333	490,629
*	Arista Networks Inc.	1,668,434	392,933
	Amphenol Corp. Class A	3,961,872	392,740
	NXP Semiconductors NV	1,706,620	391,977
	Roper Technologies Inc.	707,297	385,597
*	Autodesk Inc.	1,415,309	344,599
	Motorola Solutions Inc.	1,098,942	344,068
	Microchip Technology Inc.	3,582,171	323,040
	TE Connectivity Ltd.	2,057,928	289,139
	Cognizant Technology Solutions Corp. Class A	3,320,219	250,776
*	Fortinet Inc.	4,219,921	246,992
*	ON Semiconductor Corp.	2,851,569	238,192
*	Gartner Inc.	516,155	232,843
*	ANSYS Inc.	574,644	208,527
	CDW Corp.	887,039	201,642
	Monolithic Power Systems Inc.	317,220	200,096
*	Fair Isaac Corp.	163,636	190,474
*	Keysight Technologies Inc.	1,175,776	187,054
	HP Inc.	5,754,674	173,158
	Corning Inc.	5,084,873	154,834
	Hewlett Packard Enterprise Co.	8,494,228	144,232
		Shares	Market Value• ($000)
*	Teledyne Technologies Inc.	312,213	139,338
*	PTC Inc.	786,851	137,668
*	First Solar Inc.	707,171	121,831
	NetApp Inc.	1,381,900	121,828
*	VeriSign Inc.	587,876	121,079
*	Enphase Energy Inc.	905,037	119,592
	Skyworks Solutions Inc.	1,055,406	118,649
*	Akamai Technologies Inc.	998,173	118,134
*	Tyler Technologies Inc.	278,623	116,498
*	EPAM Systems Inc.	381,645	113,478
*	Western Digital Corp.	2,145,238	112,346
	Seagate Technology Holdings plc	1,287,084	109,878
	Teradyne Inc.	1,011,295	109,746
	Jabil Inc.	846,313	107,820
*	Zebra Technologies Corp. Class A	340,063	92,949
*	Trimble Inc.	1,645,706	87,552
	Gen Digital Inc. (XNGS)	3,730,305	85,126
*	Qorvo Inc.	645,191	72,655
*	F5 Inc.	395,457	70,779
	Juniper Networks Inc.	2,109,668	62,193
			76,503,822
Materials (2.4%)
	Linde plc	3,210,361	1,318,527
	Sherwin-Williams Co.	1,559,114	486,288
	Freeport-McMoRan Inc.	9,494,304	404,173
	Air Products and Chemicals Inc.	1,470,772	402,697
	Ecolab Inc.	1,680,190	333,266
	Newmont Corp.	7,630,516	315,827
	Nucor Corp.	1,627,810	283,304
	Dow Inc.	4,643,888	254,671
	PPG Industries Inc.	1,561,147	233,470
	Corteva Inc.	4,665,833	223,587
	DuPont de Nemours Inc.	2,847,248	219,039
	Martin Marietta Materials Inc.	409,241	204,174
	Vulcan Materials Co.	879,828	199,730
	LyondellBasell Industries NV Class A	1,696,686	161,321
	International Flavors & Fragrances Inc.	1,689,482	136,797
	Ball Corp.	2,085,768	119,973
	Steel Dynamics Inc.	1,006,046	118,814
[1]	Albemarle Corp.	776,945	112,253
	Avery Dennison Corp.	533,138	107,779
	Celanese Corp.	662,203	102,887
	CF Industries Holdings Inc.	1,263,514	100,449
	Packaging Corp. of America	593,391	96,669
	Amcor plc	9,566,522	92,221
	International Paper Co.	2,295,362	82,977
	Mosaic Co.	2,167,542	77,446
	Eastman Chemical Co.	786,049	70,603
	Westrock Co.	1,697,632	70,486

10

Institutional Index Fund
		Shares	Market Value• ($000)
	FMC Corp.	827,842	52,196
			6,381,624
Real Estate (2.5%)
	Prologis Inc.	6,117,442	815,455
	American Tower Corp.	3,086,362	666,284
	Equinix Inc.	621,578	500,613
	Crown Castle Inc.	2,873,399	330,987
	Welltower Inc.	3,664,505	330,428
	Public Storage	1,047,753	319,565
	Simon Property Group Inc.	2,160,009	308,104
	Realty Income Corp.	4,792,950	275,211
	Digital Realty Trust Inc.	2,005,157	269,854
*	CoStar Group Inc.	2,703,977	236,300
	Extra Space Storage Inc.	1,398,840	224,276
	VICI Properties Inc.	6,845,284	218,228
*	CBRE Group Inc. Class A	2,017,119	187,774
	SBA Communications Corp.	714,216	181,189
	AvalonBay Communities Inc.	940,342	176,051
	Weyerhaeuser Co.	4,833,330	168,055
	Equity Residential	2,288,941	139,992
	Iron Mountain Inc.	1,931,756	135,184
	Ventas Inc.	2,662,815	132,715
	Alexandria Real Estate Equities Inc.	1,035,501	131,270
	Invitation Homes Inc.	3,808,832	129,919
	Essex Property Trust Inc.	425,011	105,377
	Mid-America Apartment Communities Inc.	772,595	103,883
	Kimco Realty Corp.	4,411,729	94,014
	Host Hotels & Resorts Inc.	4,675,708	91,036
	UDR Inc.	2,003,731	76,723
	Regency Centers Corp.	1,087,968	72,894
	Healthpeak Properties Inc.	3,629,259	71,859
	Camden Property Trust	708,117	70,309
	Boston Properties Inc.	954,025	66,944
	Federal Realty Investment Trust	484,987	49,978
			6,680,471
Utilities (2.4%)
	NextEra Energy Inc.	13,583,765	825,078
	Southern Co.	7,220,823	506,324
	Duke Energy Corp.	5,102,773	495,173
	Sempra	4,166,777	311,383
	American Electric Power Co. Inc.	3,483,702	282,946
	Dominion Energy Inc.	5,540,400	260,399
		Shares	Market Value• ($000)
	PG&E Corp.	14,125,110	254,676
	Constellation Energy Corp.	2,114,600	247,176
	Exelon Corp.	6,590,673	236,605
	Xcel Energy Inc.	3,653,277	226,174
	Consolidated Edison Inc.	2,285,668	207,927
	Public Service Enterprise Group Inc.	3,298,723	201,717
	Edison International	2,537,758	181,424
	WEC Energy Group Inc.	2,088,571	175,795
	American Water Works Co. Inc.	1,289,362	170,183
	DTE Energy Co.	1,365,146	150,521
	Eversource Energy	2,312,759	142,744
	Entergy Corp.	1,400,229	141,689
	PPL Corp.	4,880,540	132,263
	Ameren Corp.	1,739,979	125,870
	FirstEnergy Corp.	3,417,422	125,283
	CenterPoint Energy Inc.	4,177,886	119,362
	Atmos Energy Corp.	983,343	113,969
	CMS Energy Corp.	1,931,928	112,187
	Alliant Energy Corp.	1,687,545	86,571
	AES Corp.	4,432,164	85,319
	Evergy Inc.	1,515,521	79,110
	NRG Energy Inc.	1,496,359	77,362
	NiSource Inc.	2,740,889	72,771
	Pinnacle West Capital Corp.	752,069	54,029
			6,202,030
Total Common Stocks (Cost $88,108,993)			264,980,624
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 5.435% (Cost $340,728)	3,407,930	340,725
Total Investments (100.0%) (Cost $88,449,721)			265,321,349
Other Assets and Liabilities—Net (0.0%)			93,948
Net Assets (100%)			265,415,297
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,735,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,142,000 was received for securities on loan.

11

Institutional Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2024	1,598	385,118	(883)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Clorox Co.	1/31/24	GSI	35,477	(5.324)	107	—
Goldman Sachs Group Inc.	8/29/25	BANA	79,083	(6.031)	224	—
					331	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At December 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $9,409,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Institutional Index Fund
Statement of Assets and Liabilities
As of December 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $88,108,993)	264,980,624
Affiliated Issuers (Cost $340,728)	340,725
Total Investments in Securities	265,321,349
Investment in Vanguard	8,487
Cash	5,931
Cash Collateral Pledged—Futures Contracts	51,610
Receivables for Investment Securities Sold	759,826
Receivables for Accrued Income	250,804
Receivables for Capital Shares Issued	270,839
Unrealized Appreciation—Over-the-Counter Swap Contracts	331
Total Assets	266,669,177
Liabilities
Payables for Investment Securities Purchased	9,638
Collateral for Securities on Loan	6,142
Payables for Capital Shares Redeemed	1,232,070
Payables to Vanguard	3,066
Variation Margin Payable—Futures Contracts	2,964
Total Liabilities	1,253,880
Net Assets	265,415,297
1 Includes $5,735,000 of securities on loan.
At December 31, 2023, net assets consisted of:

Paid-in Capital	87,756,721
Total Distributable Earnings (Loss)	177,658,576
Net Assets	265,415,297

Institutional Shares—Net Assets
Applicable to 285,521,280 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	112,346,935
Net Asset Value Per Share—Institutional Shares	$393.48

Institutional Plus Shares—Net Assets
Applicable to 389,021,453 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	153,068,362
Net Asset Value Per Share—Institutional Plus Shares	$393.47

See accompanying Notes, which are an integral part of the Financial Statements.
13

Institutional Index Fund
Statement of Operations

Year Ended December 31, 2023
($000)
Investment Income
Income
Dividends[1]	4,011,521
Interest[2]	32,809
Securities Lending—Net	171
Total Income	4,044,501
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,984
Management and Administrative—Institutional Shares	30,505
Management and Administrative—Institutional Plus Shares	19,716
Marketing and Distribution—Institutional Shares	2,905
Marketing and Distribution—Institutional Plus Shares	4,390
Custodian Fees	917
Auditing Fees	33
Shareholders’ Reports—Institutional Shares	307
Shareholders’ Reports—Institutional Plus Shares	614
Trustees’ Fees and Expenses	147
Other Expenses	39
Total Expenses	64,557
Expenses Paid Indirectly	(60)
Net Expenses	64,497
Net Investment Income	3,980,004
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	9,518,156
Futures Contracts	144,931
Swap Contracts	9,930
Realized Net Gain (Loss)	9,673,017
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	43,458,327
Futures Contracts	18,459
Swap Contracts	1,485
Change in Unrealized Appreciation (Depreciation)	43,478,271
Net Increase (Decrease) in Net Assets Resulting from Operations	57,131,292
1	Dividends are net of foreign withholding taxes of $1,070,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $31,025,000, $167,000, $5,000, and ($115,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $5,483,251,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Institutional Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2023 ($000)	2022 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,980,004	4,063,832
Realized Net Gain (Loss)	9,673,017	14,449,875
Change in Unrealized Appreciation (Depreciation)	43,478,271	(73,064,052)
Net Increase (Decrease) in Net Assets Resulting from Operations	57,131,292	(54,550,345)
Distributions
Institutional Shares	(3,349,231)	(3,275,361)
Institutional Plus Shares	(4,569,458)	(4,563,380)
Total Distributions	(7,918,689)	(7,838,741)
Capital Share Transactions
Institutional Shares	(4,730,454)	(6,285,999)
Institutional Plus Shares	(4,544,221)	(10,703,285)
Net Increase (Decrease) from Capital Share Transactions	(9,274,675)	(16,989,284)
Total Increase (Decrease)	39,937,928	(79,378,370)
Net Assets
Beginning of Period	225,477,369	304,855,739
End of Period	265,415,297	225,477,369

See accompanying Notes, which are an integral part of the Financial Statements.
15

Institutional Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$321.63	$405.79	$331.47	$290.23	$227.55
Investment Operations
Net Investment Income[1]	5.793	5.515	5.048	5.261	5.203
Net Realized and Unrealized Gain (Loss) on Investments	77.739	(78.817)	88.637	46.122	65.746
Total from Investment Operations	83.532	(73.302)	93.685	51.383	70.949
Distributions
Dividends from Net Investment Income	(5.801)	(5.584)	(5.199)	(5.273)	(5.550)
Distributions from Realized Capital Gains	(5.881)	(5.274)	(14.166)	(4.870)	(2.719)
Total Distributions	(11.682)	(10.858)	(19.365)	(10.143)	(8.269)
Net Asset Value, End of Period	$393.48	$321.63	$405.79	$331.47	$290.23
Total Return	26.24%	-18.14%	28.67%	18.39%	31.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$112,347	$96,179	$128,441	$119,012	$116,814
Ratio of Total Expenses to Average Net Assets	0.035%[2]	0.035%[2]	0.035%	0.035%	0.035%
Ratio of Net Investment Income to Average Net Assets	1.62%	1.58%	1.35%	1.83%	1.98%
Portfolio Turnover Rate[3]	3%	3%	3%	4%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.035%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
16

Institutional Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$321.62	$405.80	$331.48	$290.25	$227.57
Investment Operations
Net Investment Income[1]	5.844	5.563	5.117	5.310	5.252
Net Realized and Unrealized Gain (Loss) on Investments	77.742	(78.832)	88.627	46.108	65.739
Total from Investment Operations	83.586	(73.269)	93.744	51.418	70.991
Distributions
Dividends from Net Investment Income	(5.855)	(5.637)	(5.256)	(5.318)	(5.592)
Distributions from Realized Capital Gains	(5.881)	(5.274)	(14.168)	(4.870)	(2.719)
Total Distributions	(11.736)	(10.911)	(19.424)	(10.188)	(8.311)
Net Asset Value, End of Period	$393.47	$321.62	$405.80	$331.48	$290.25
Total Return	26.26%	-18.13%	28.69%	18.41%	31.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$153,068	$129,299	$176,415	$142,174	$125,359
Ratio of Total Expenses to Average Net Assets	0.02%[2]	0.02%[2]	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.63%	1.60%	1.37%	1.84%	1.99%
Portfolio Turnover Rate[3]	3%	3%	3%	4%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
17

Institutional Index Fund
Notes to Financial Statements
Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference
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Institutional Index Fund
stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of
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Institutional Index Fund
securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
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Institutional Index Fund
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2023, the fund had contributed to Vanguard capital in the amount of $8,487,000, representing less than 0.01% of the fund’s net assets and 3.39% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $60,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Institutional Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	264,980,624	—	—	264,980,624
Temporary Cash Investments	340,725	—	—	340,725
Total	265,321,349	—	—	265,321,349
Derivative Financial Instruments
Assets
Swap Contracts	—	331	—	331
Liabilities
Futures Contracts[1]	883	—	—	883
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, distributions in connection with fund share redemptions, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	5,736,717
Total Distributable Earnings (Loss)	(5,736,717)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	115,002
Undistributed Long-Term Gains	744,288
Net Unrealized Gains (Losses)	176,799,286
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	177,658,576
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Institutional Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	3,963,502	4,113,594
Long-Term Capital Gains	3,955,187	3,725,147
Total	7,918,689	7,838,741
*	Includes short-term capital gains, if any.
As of December 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	88,522,064
Gross Unrealized Appreciation	181,833,505
Gross Unrealized Depreciation	(5,034,219)
Net Unrealized Appreciation (Depreciation)	176,799,286
F.	During the year ended December 31, 2023, the fund purchased $7,228,695,000 of investment securities and sold $19,486,456,000 of investment securities, other than temporary cash investments. Purchases and sales include $225,895,000 and $7,654,252,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2023, such purchases were $283,158,000 and sales were $88,802,000, resulting in net realized loss of $134,207,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	12,749,427	35,675	12,505,429	35,741
Issued in Lieu of Cash Distributions	3,061,340	8,289	3,010,907	8,978
Redeemed	(20,541,221)	(57,477)	(21,802,335)	(62,209)
Net Increase (Decrease)—Institutional Shares	(4,730,454)	(13,513)	(6,285,999)	(17,490)
23

Institutional Index Fund
	Year Ended December 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Plus Shares
Issued	18,059,339	50,486	22,460,474	63,934
Issued in Lieu of Cash Distributions	4,394,955	11,898	4,382,443	13,060
Redeemed	(26,998,515)	(75,384)	(37,546,202)	(109,705)
Net Increase (Decrease)—Institutional Plus Shares	(4,544,221)	(13,000)	(10,703,285)	(32,711)
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to December 31, 2023, that would require recognition or disclosure in these financial statements.
24

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Institutional Index Funds and Shareholders of Vanguard Institutional Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Institutional Index Fund (one of the funds constituting Vanguard Institutional Index Funds, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 15, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
25

Tax information (unaudited)
For corporate shareholders, 90.9%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $3,960,034,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
The fund hereby designates $12,429,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $4,210,339,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: co-founder and managing partner (2022–present) of Grafton Street Partners (investment advisory firm). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global
Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2024, Bloomberg. All rights reserved.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q940 022024

Annual Report   |   December 31, 2023
Vanguard Institutional Total Stock Market Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Performance Summary	4
Financial Statements	6
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	Vanguard Institutional Total Stock Market Index Fund returned 26.05% for both its Institutional Shares and its Institutional Plus Shares for the 12 months ended December 31, 2023.
•	The fourth quarter of 2023 was a volatile period for the financial markets. Stocks and bonds continued to lose ground early on amid concerns that interest rates might remain elevated for an extended period. They went on to post strong gains, however, as inflation remained on a downward trend and economic growth softened, leading the markets to anticipate that policy rates had reached their peak and that cuts were likely not too far down the road.
•	The fund, which offers investors exposure to every segment, size, and style of the U.S. equity market, closely tracked its target index, the CRSP US Total Market Index.
•	The majority of the index’s 11 sectors recorded positive returns for the 12 months. Consumer discretionary, consumer staples, and energy stocks helped performance the most.
•	For the 10 years ended December 31, the fund posted average annual returns of 11.47% for Institutional Shares and 11.48% for Institutional Plus Shares.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.53%	8.97%	15.52%
Russell 2000 Index (Small-caps)	16.93	2.22	9.97
Russell 3000 Index (Broad U.S. market)	25.96	8.54	15.16
FTSE All-World ex US Index (International)	15.82	1.98	7.52
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	5.60%	-3.33%	1.17%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	6.40	-0.40	2.25
FTSE Three-Month U.S. Treasury Bill Index	5.26	2.24	1.91
CPI
Consumer Price Index	3.35%	5.60%	4.07%

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2023
	Beginning Account Value 6/30/2023	Ending Account Value 12/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Institutional Total Stock Market Index Fund
Institutional Shares	$1,000.00	$1,084.70	$0.16
Institutional Plus Shares	1,000.00	1,084.90	0.11
Based on Hypothetical 5% Yearly Return
Institutional Total Stock Market Index Fund
Institutional Shares	$1,000.00	$1,025.05	$0.15
Institutional Plus Shares	1,000.00	1,025.11	0.10
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.03% for Institutional Shares and 0.02% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Institutional Total Stock Market Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2013, Through December 31, 2023
Initial Investment of $5,000,000
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Institutional Total Stock Market Index Fund Institutional Shares	26.05%	15.11%	11.47%	$14,803,778
CRSP U.S. Total Market Index	25.98	15.08	11.44	14,772,640
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	14,710,990

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Institutional Total Stock Market Index Fund Institutional Plus Shares	26.05%	15.11%	11.48%	$296,382,590
CRSP U.S. Total Market Index	25.98	15.08	11.44	295,452,800
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	294,219,800
See Financial Highlights for dividend and capital gains information.

Institutional Total Stock Market Index Fund
Fund Allocation
As of December 31, 2023
Basic Materials	2.0%
Consumer Discretionary	14.5
Consumer Staples	4.7
Energy	4.1
Financials	10.8
Health Care	12.0
Industrials	13.1
Real Estate	3.0
Technology	31.1
Telecommunications	2.1
Utilities	2.6
Other	0.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Institutional Total Stock Market Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Basic Materials (2.0%)
	Linde plc	325,014	133,487
	Freeport-McMoRan Inc.	963,179	41,003
	Air Products and Chemicals Inc.	148,653	40,701
	Ecolab Inc.	171,817	34,080
	Newmont Corp.	773,149	32,001
	Nucor Corp.	164,878	28,695
	Dow Inc.	470,300	25,791
	Fastenal Co.	383,778	24,857
	LyondellBasell Industries NV Class A	174,214	16,564
	International Flavors & Fragrances Inc.	171,177	13,860
	Steel Dynamics Inc.	103,195	12,187
	Albemarle Corp.	78,301	11,313
	Celanese Corp.	72,668	11,290
	Avery Dennison Corp.	53,724	10,861
	Reliance Steel & Aluminum Co.	38,422	10,746
	CF Industries Holdings Inc.	128,868	10,245
	International Paper Co.	233,731	8,449
	Mosaic Co.	220,060	7,863
	Eastman Chemical Co.	80,169	7,201
*	Cleveland-Cliffs Inc.	340,047	6,944
	United States Steel Corp.	133,266	6,483
*	RBC Bearings Inc.	19,299	5,498
	Royal Gold Inc.	43,999	5,322
	FMC Corp.	84,128	5,304
	UFP Industries Inc.	39,937	5,014
	Olin Corp.	83,262	4,492
	Hexcel Corp.	56,664	4,179
	Alcoa Corp.	118,127	4,016
	Commercial Metals Co.	77,634	3,885
	Element Solutions Inc.	155,881	3,607
	Timken Co.	43,168	3,460
	Boise Cascade Co.	26,630	3,445
	Mueller Industries Inc.	73,000	3,442
*	Valvoline Inc.	87,607	3,292
	Balchem Corp.	22,077	3,284
	Chemours Co.	99,070	3,125
	Cabot Corp.	36,935	3,084
		Shares	Market Value• ($000)
	Westlake Corp.	21,298	2,981
	Huntsman Corp.	114,536	2,878
	Ashland Inc.	31,089	2,621
	NewMarket Corp.	4,687	2,558
	Avient Corp.	61,461	2,555
	Carpenter Technology Corp.	31,069	2,200
*	Livent Corp.	118,775	2,136
	Innospec Inc.	16,731	2,062
	Quaker Chemical Corp.	8,827	1,884
	Sensient Technologies Corp.	28,345	1,871
	Hecla Mining Co.	388,152	1,867
*	MP Materials Corp.	92,391	1,834
	Materion Corp.	13,913	1,810
	Scotts Miracle-Gro Co.	28,203	1,798
*	Uranium Energy Corp.	255,883	1,638
	Minerals Technologies Inc.	21,912	1,563
	Stepan Co.	13,464	1,273
	Sylvamo Corp.	22,462	1,103
	Tronox Holdings plc	75,701	1,072
*	Ingevity Corp.	21,949	1,036
	Hawkins Inc.	13,562	955
*	Coeur Mining Inc.	242,472	790
	Kaiser Aluminum Corp.	10,346	737
	Koppers Holdings Inc.	13,873	711
*	TimkenSteel Corp.	30,310	711
*,1	Energy Fuels Inc.	98,692	710
*	Ecovyst Inc.	70,637	690
	Ryerson Holding Corp.	18,905	656
	Compass Minerals International Inc.	25,886	655
*	Worthington Steel Inc.	22,188	623
*	US Silica Holdings Inc.	49,324	558
	Mativ Holdings Inc.	36,224	555
	AdvanSix Inc.	18,107	542
	Schnitzer Steel Industries Inc. Class A	15,798	476
*,1	LanzaTech Global Inc.	91,249	459
	Haynes International Inc.	8,020	458
*	Clearwater Paper Corp.	12,189	440
*	Century Aluminum Co.	35,645	433
	Olympic Steel Inc.	5,760	384

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Piedmont Lithium Inc.	13,023	368
*	LSB Industries Inc.	38,662	360
*	Ur-Energy Inc.	192,102	296
	GrafTech International Ltd.	130,921	287
*	Northwest Pipe Co.	7,200	218
	American Vanguard Corp.	18,120	199
*	Rayonier Advanced Materials Inc.	44,937	182
*	American Battery Technology Co.	33,615	158
	Omega Flex Inc.	2,211	156
*	Intrepid Potash Inc.	5,697	136
*	Universal Stainless & Alloy Products Inc.	6,638	133
*	Alto Ingredients Inc.	44,278	118
	FutureFuel Corp.	19,183	117
	Tredegar Corp.	21,461	116
	Friedman Industries Inc.	7,446	115
*	Contango ORE Inc.	5,757	104
*	NN Inc.	25,826	103
	Northern Technologies International Corp.	8,108	96
	Eastern Co.	4,309	95
*	Dakota Gold Corp.	34,870	91
*	Culp Inc.	10,134	59
*	Unifi Inc.	8,861	59
*	Glatfelter Corp.	29,576	57
*	Origin Materials Inc.	68,152	57
*	Perma-Pipe International Holdings Inc.	5,795	45
*	Ampco-Pittsburgh Corp.	12,799	35
*	US Gold Corp.	8,013	34
*	5e Advanced Materials Inc.	21,439	30
*,1	Hycroft Mining Holding Corp.	11,073	27
*	CPS Technologies Corp.	9,761	23
*	Gold Resource Corp.	48,534	18
*	Ascent Industries Co.	1,863	18
	United-Guardian Inc.	2,129	15
*	NioCorp Developments Ltd.	997	3
			613,281
Consumer Discretionary (14.4%)
*	Amazon.com Inc.	6,234,336	947,245
*	Tesla Inc.	1,811,420	450,102
	Home Depot Inc.	666,812	231,084
	Costco Wholesale Corp.	296,683	195,835
	Walmart Inc.	992,106	156,406
	McDonald's Corp.	486,123	144,140
*	Netflix Inc.	293,451	142,875
	Walt Disney Co.	1,227,483	110,829
	NIKE Inc. Class B	820,532	89,085
	Lowe's Cos. Inc.	385,252	85,738
*	Booking Holdings Inc.	23,384	82,948
*	Uber Technologies Inc.	1,310,629	80,695
	Starbucks Corp.	762,020	73,162
	TJX Cos. Inc.	766,308	71,887
	Target Corp.	309,271	44,046
		Shares	Market Value• ($000)
*	Chipotle Mexican Grill Inc.	18,406	42,094
*	Lululemon Athletica Inc.	77,284	39,515
	Marriott International Inc. Class A	167,502	37,773
*	O'Reilly Automotive Inc.	39,654	37,674
*	Airbnb Inc. Class A	247,865	33,744
	General Motors Co.	919,316	33,022
	Ford Motor Co.	2,634,886	32,119
	Ross Stores Inc.	227,082	31,426
	Hilton Worldwide Holdings Inc.	172,280	31,370
*	AutoZone Inc.	11,821	30,564
	DR Horton Inc.	189,876	28,857
*	Copart Inc.	576,795	28,263
	Electronic Arts Inc.	180,400	24,681
	Yum! Brands Inc.	187,398	24,485
	Lennar Corp. Class A	158,596	23,637
	Estee Lauder Cos. Inc. Class A	148,359	21,697
*	Trade Desk Inc. Class A	298,880	21,507
	Dollar General Corp.	147,530	20,057
*	Dollar Tree Inc.	140,079	19,898
*	Royal Caribbean Cruises Ltd.	145,733	18,871
*	Take-Two Interactive Software Inc.	113,972	18,344
	Delta Air Lines Inc.	432,288	17,391
*	Aptiv plc	188,939	16,952
*	Warner Bros Discovery Inc.	1,468,379	16,710
*	Ulta Beauty Inc.	32,952	16,146
	Tractor Supply Co.	72,734	15,640
	eBay Inc.	347,746	15,169
*	Roblox Corp. Class A	327,315	14,965
	PulteGroup Inc.	144,203	14,885
*	NVR Inc.	2,021	14,148
*	Expedia Group Inc.	89,400	13,570
	Garmin Ltd.	103,405	13,292
	Darden Restaurants Inc.	80,625	13,247
	Genuine Parts Co.	94,521	13,091
	Las Vegas Sands Corp.	256,040	12,600
*	Carnival Corp.	674,153	12,499
*	Rivian Automotive Inc. Class A	512,466	12,022
*	Deckers Outdoor Corp.	17,251	11,531
	Southwest Airlines Co.	397,549	11,481
	Omnicom Group Inc.	132,188	11,436
	Best Buy Co. Inc.	131,305	10,279
*	Live Nation Entertainment Inc.	107,749	10,085
*	DraftKings Inc. Class A	281,790	9,933
	Pool Corp.	24,810	9,892
	Domino's Pizza Inc.	23,457	9,670
*	United Airlines Holdings Inc.	218,321	9,008
*	Liberty Media Corp. - Liberty Formula One Class C	141,386	8,926

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Williams-Sonoma Inc.	43,148	8,706
	Rollins Inc.	196,306	8,573
	LKQ Corp.	177,789	8,497
	Interpublic Group of Cos. Inc.	257,069	8,391
*	Burlington Stores Inc.	43,124	8,387
	RB Global Inc. (XTSE)	122,172	8,172
*	CarMax Inc.	106,247	8,153
*	MGM Resorts International	172,259	7,697
*	Floor & Decor Holdings Inc. Class A	68,134	7,601
*	Five Below Inc.	35,593	7,587
	News Corp. Class A	301,034	7,390
	Toll Brothers Inc.	71,147	7,313
	Bath & Body Works Inc.	152,778	6,594
*	Etsy Inc.	80,559	6,529
	Service Corp. International	94,545	6,472
*	Caesars Entertainment Inc.	137,151	6,430
	Churchill Downs Inc.	45,160	6,093
*	American Airlines Group Inc.	441,290	6,063
	Lithia Motors Inc.	18,333	6,037
*	BJ's Wholesale Club Holdings Inc.	89,881	5,991
	Wynn Resorts Ltd.	64,581	5,884
*	Norwegian Cruise Line Holdings Ltd.	287,209	5,756
	BorgWarner Inc. (XNYS)	157,756	5,656
	Tapestry Inc.	152,760	5,623
	Tempur Sealy International Inc.	109,978	5,606
*	Skechers USA Inc. Class A	88,560	5,521
	Lear Corp.	39,084	5,519
	Texas Roadhouse Inc.	44,855	5,483
	Vail Resorts Inc.	25,593	5,463
	Dick's Sporting Goods Inc.	37,159	5,461
*	Duolingo Inc.	22,860	5,186
	Fox Corp. Class A	172,763	5,126
	Wingstop Inc.	19,953	5,120
	Gentex Corp.	156,637	5,116
*	e.l.f. Beauty Inc.	35,263	5,090
	New York Times Co. Class A	103,109	5,051
	U-Haul Holding Co.	71,294	5,022
*	Light & Wonder Inc.	60,325	4,953
	PVH Corp.	40,494	4,945
[1]	Paramount Global Class B	331,835	4,908
*	SiteOne Landscape Supply Inc.	30,114	4,894
	Aramark	173,316	4,870
	H&R Block Inc.	97,458	4,714
	Murphy USA Inc.	12,769	4,553
	Hasbro Inc.	88,544	4,521
	Whirlpool Corp.	36,802	4,481
*	Mattel Inc.	235,929	4,454
		Shares	Market Value• ($000)
	Wyndham Hotels & Resorts Inc.	55,377	4,453
	VF Corp.	232,143	4,364
	Meritage Homes Corp.	24,627	4,290
*	Planet Fitness Inc. Class A	56,346	4,113
	Thor Industries Inc.	34,158	4,039
*	Capri Holdings Ltd.	76,720	3,854
	Hyatt Hotels Corp. Class A	29,184	3,806
	Macy's Inc.	183,666	3,695
*	Bright Horizons Family Solutions Inc.	39,186	3,693
*	Taylor Morrison Home Corp.	69,016	3,682
*	Carvana Co.	68,920	3,649
*	Wayfair Inc. Class A	59,009	3,641
*	Crocs Inc.	38,681	3,613
*	Liberty Media Corp. - Liberty SiriusXM Class C	121,390	3,494
	TKO Group Holdings Inc.	42,261	3,448
	Nexstar Media Group Inc.	21,939	3,439
	Ralph Lauren Corp.	23,768	3,427
	Polaris Inc.	35,329	3,348
*	Alaska Air Group Inc.	85,613	3,345
*	Lyft Inc. Class A	221,955	3,327
	Academy Sports & Outdoors Inc.	50,341	3,322
*	AutoNation Inc.	22,091	3,318
*	Coty Inc. Class A	267,074	3,317
*	Ollie's Bargain Outlet Holdings Inc.	41,616	3,158
	Signet Jewelers Ltd.	29,152	3,127
	Harley-Davidson Inc.	84,747	3,122
*,1	GameStop Corp. Class A	176,467	3,093
*	Asbury Automotive Group Inc.	13,582	3,056
	Warner Music Group Corp. Class A	83,931	3,004
	KB Home	47,952	2,995
*	YETI Holdings Inc.	57,772	2,991
	Boyd Gaming Corp.	45,793	2,867
*	RH	9,793	2,854
*	Abercrombie & Fitch Co. Class A	32,027	2,825
*	Goodyear Tire & Rubber Co.	192,633	2,758
*	Penn Entertainment Inc.	103,252	2,687
*	Grand Canyon Education Inc.	20,194	2,666
	Group 1 Automotive Inc.	8,702	2,652
*,1	Lucid Group Inc.	624,873	2,631
	Gap Inc.	125,006	2,614
	American Eagle Outfitters Inc.	121,829	2,578
*	Skyline Champion Corp.	34,325	2,549

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Advance Auto Parts Inc.	39,100	2,386
*	M/I Homes Inc.	17,187	2,367
*	Tri Pointe Homes Inc.	66,693	2,361
	Kontoor Brands Inc.	37,688	2,352
	Rush Enterprises Inc. Class A	46,166	2,322
*	Visteon Corp.	18,420	2,301
	Lennar Corp. Class B	17,145	2,298
	Wendy's Co.	116,838	2,276
*	Madison Square Garden Sports Corp.	12,503	2,273
	Leggett & Platt Inc.	86,511	2,264
	Newell Brands Inc.	260,323	2,260
	Fox Corp. Class B	80,092	2,215
	Endeavor Group Holdings Inc. Class A	91,868	2,180
	Kohl's Corp.	75,429	2,163
	Avis Budget Group Inc.	12,081	2,141
	Penske Automotive Group Inc.	13,328	2,139
[1]	Sirius XM Holdings Inc.	389,372	2,130
	MDC Holdings Inc.	38,058	2,103
	Choice Hotels International Inc.	18,328	2,077
	LCI Industries	16,452	2,068
*	Hilton Grand Vacations Inc.	51,131	2,054
	TEGNA Inc.	133,270	2,039
	Foot Locker Inc.	63,724	1,985
	Steven Madden Ltd.	46,782	1,965
*	Helen of Troy Ltd.	16,213	1,959
*	Fox Factory Holding Corp.	27,821	1,877
*	frontdoor Inc.	53,069	1,869
	Marriott Vacations Worldwide Corp.	21,798	1,850
*	Cavco Industries Inc.	5,327	1,846
	Travel & Leisure Co.	46,877	1,832
	Red Rock Resorts Inc. Class A	34,103	1,819
*	Shake Shack Inc. Class A	24,315	1,802
	Carter's Inc.	24,014	1,798
	Century Communities Inc.	19,473	1,775
	Columbia Sportswear Co.	22,289	1,773
*	LGI Homes Inc.	13,277	1,768
	Inter Parfums Inc.	11,848	1,706
*	Stride Inc.	28,088	1,668
	Papa John's International Inc.	21,573	1,645
*	Chewy Inc. Class A	69,227	1,636
	Graham Holdings Co. Class B	2,302	1,603
	Bloomin' Brands Inc.	56,874	1,601
*	Boot Barn Holdings Inc.	20,661	1,586
*	Urban Outfitters Inc.	43,743	1,561
*	Dorman Products Inc.	18,497	1,543
*	TripAdvisor Inc.	68,985	1,485
*	Adtalem Global Education Inc.	25,056	1,477
		Shares	Market Value• ($000)
*	PowerSchool Holdings Inc. Class A	62,347	1,469
*	QuantumScape Corp.	209,597	1,457
	Winnebago Industries Inc.	19,890	1,450
*	Liberty Media Corp. - Liberty SiriusXM Class A	49,253	1,416
*	Victoria's Secret & Co.	53,300	1,415
*	Sonos Inc.	82,428	1,413
*	SkyWest Inc.	26,811	1,400
	Strategic Education Inc.	14,933	1,379
*	ACV Auctions Inc. Class A	90,013	1,364
*	Lions Gate Entertainment Corp. Class B	132,810	1,353
*	Coursera Inc.	68,820	1,333
*	Under Armour Inc. Class C	159,105	1,329
*	Topgolf Callaway Brands Corp.	92,471	1,326
	MillerKnoll Inc.	49,480	1,320
*	Peloton Interactive Inc. Class A	214,407	1,306
	Acushnet Holdings Corp.	20,601	1,301
*	Atlanta Braves Holdings Inc. Class C	32,416	1,283
	HNI Corp.	30,591	1,280
	Worthington Industries Inc.	22,188	1,277
	Dana Inc.	87,173	1,274
*	Brinker International Inc.	29,436	1,271
	Laureate Education Inc.	91,483	1,254
*	SeaWorld Entertainment Inc.	23,589	1,246
*	Liberty Media Corp. - Liberty Live Class C	33,131	1,239
	PriceSmart Inc.	16,310	1,236
*	ODP Corp.	21,735	1,224
*	Dave & Buster's Entertainment Inc.	22,321	1,202
*	JetBlue Airways Corp.	215,814	1,198
*	Six Flags Entertainment Corp.	47,710	1,197
*	Central Garden & Pet Co. Class A	27,139	1,195
	Nordstrom Inc.	63,848	1,178
	Spirit Airlines Inc.	71,316	1,169
*	Gentherm Inc.	22,060	1,155
	Cracker Barrel Old Country Store Inc.	14,823	1,143
	Jack in the Box Inc.	13,777	1,125
*	OPENLANE Inc.	75,934	1,125
*	Sabre Corp.	252,203	1,110
*	Green Brick Partners Inc.	21,024	1,092
*	Knowles Corp.	60,853	1,090
	Cheesecake Factory Inc.	30,958	1,084

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Dutch Bros Inc. Class A	34,045	1,078
	La-Z-Boy Inc.	28,402	1,049
*	Hanesbrands Inc.	234,173	1,044
*	National Vision Holdings Inc.	49,678	1,040
	Upbound Group Inc.	30,229	1,027
*	Vista Outdoor Inc.	34,552	1,022
	Levi Strauss & Co. Class A	59,902	991
*	Cinemark Holdings Inc.	70,182	989
	Oxford Industries Inc.	9,862	986
*	PROG Holdings Inc.	31,363	969
*	Udemy Inc.	64,990	957
	Phinia Inc.	31,455	953
*	Sally Beauty Holdings Inc.	71,509	950
	Buckle Inc.	19,649	934
*	G-III Apparel Group Ltd.	27,065	920
	John Wiley & Sons Inc. Class A	27,867	884
*	Rover Group Inc.	80,711	878
	Allegiant Travel Co.	10,439	862
*	Beyond Inc.	31,116	862
[1]	Dillard's Inc. Class A	2,114	853
*	Liberty Media Corp. - Liberty Formula One Class A	14,625	848
*	Under Armour Inc. Class A	95,924	843
	Steelcase Inc. Class A	62,262	842
*	Integral Ad Science Holding Corp.	58,154	837
*	Hertz Global Holdings Inc.	80,428	836
*	AMC Entertainment Holdings Inc. Class A	134,758	825
*	Leslie's Inc.	117,351	811
[1]	Krispy Kreme Inc.	53,463	807
*	Chegg Inc.	70,888	805
	Winmark Corp.	1,916	800
*	Malibu Boats Inc. Class A	14,262	782
*	Cars.com Inc.	39,869	756
	News Corp. Class B	29,413	756
*	Madison Square Garden Entertainment Corp.	23,602	750
	Matthews International Corp. Class A	20,116	737
*	XPEL Inc.	13,474	726
*	Life Time Group Holdings Inc.	47,994	724
*	Beazer Homes USA Inc.	20,902	706
	Camping World Holdings Inc. Class A	26,449	695
	Perdoceo Education Corp.	39,574	695
*	American Axle & Manufacturing Holdings Inc.	75,117	662
	Caleres Inc.	21,342	656
		Shares	Market Value• ($000)
*	Sphere Entertainment Co.	19,139	650
*	iRobot Corp.	16,643	644
*	Figs Inc. Class A	92,472	643
	Monarch Casino & Resort Inc.	9,218	637
*	Everi Holdings Inc.	55,545	626
	Monro Inc.	21,155	621
*	Chico's FAS Inc.	81,758	620
*	Sweetgreen Inc. Class A	54,727	618
	Scholastic Corp.	16,286	614
	Golden Entertainment Inc.	14,978	598
*,1	Luminar Technologies Inc.	168,978	569
	Sturm Ruger & Co. Inc.	12,500	568
*	Mister Car Wash Inc.	65,586	567
*	Driven Brands Holdings Inc.	39,223	559
*	BJ's Restaurants Inc.	15,369	553
*	Arlo Technologies Inc.	56,712	540
	Hibbett Inc.	7,283	525
	Standard Motor Products Inc.	13,104	522
	Interface Inc.	41,128	519
*	Portillo's Inc. Class A	32,325	515
	Guess? Inc.	22,115	510
	Dine Brands Global Inc.	10,255	509
*	Hovnanian Enterprises Inc. Class A	3,253	506
	Ethan Allen Interiors Inc.	15,402	492
*,1	Cava Group Inc.	11,397	490
	Sonic Automotive Inc. Class A	8,630	485
	Wolverine World Wide Inc.	53,188	473
*	WW International Inc.	54,055	473
*	Liberty Media Corp. - Liberty Live Class A	12,800	468
*	Thryv Holdings Inc.	22,895	466
	Gray Television Inc.	51,919	465
*	MarineMax Inc.	11,713	456
*	Dream Finders Homes Inc. Class A	12,815	455
*	Revolve Group Inc.	26,633	442
*	AMC Networks Inc. Class A	23,493	441
*	Hawaiian Holdings Inc.	30,994	440
	Smith & Wesson Brands Inc.	32,321	438
*	Sun Country Airlines Holdings Inc.	27,708	436
*	Viad Corp.	12,029	435
*	Instructure Holdings Inc.	15,830	428
*	Denny's Corp.	39,034	425
*	QuinStreet Inc.	33,170	425
*	Accel Entertainment Inc.	40,447	415

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	A-Mark Precious Metals Inc.	13,688	414
	Bluegreen Vacations Holding Corp.	5,516	414
*	Clean Energy Fuels Corp.	106,924	410
*	Chuy's Holdings Inc.	10,658	407
	RCI Hospitality Holdings Inc.	5,747	381
*	Vizio Holding Corp. Class A	49,371	380
*	Corsair Gaming Inc.	26,195	369
*	Stagwell Inc.	55,124	365
	Shoe Carnival Inc.	11,853	358
*	Stoneridge Inc.	17,614	345
*	Clear Channel Outdoor Holdings Inc.	185,732	338
*	EW Scripps Co. Class A	41,692	333
	Sinclair Inc.	25,561	333
*	Daily Journal Corp.	973	332
*,1	Wheels Up Experience Inc.	94,617	325
	Movado Group Inc.	10,544	318
	Arko Corp.	38,172	315
*	Genesco Inc.	8,794	310
*	Bally's Corp.	21,317	297
*	GoPro Inc. Class A	85,360	296
*	Universal Technical Institute Inc.	23,386	293
	Haverty Furniture Cos. Inc.	8,222	292
*	First Watch Restaurant Group Inc.	14,373	289
*,1	Savers Value Village Inc.	16,466	286
*	MasterCraft Boat Holdings Inc.	12,305	279
*	Kura Sushi USA Inc. Class A	3,583	272
	Designer Brands Inc. Class A	30,187	267
	Marcus Corp.	18,310	267
*	America's Car-Mart Inc.	3,394	257
*	European Wax Center Inc. Class A	18,699	254
*	Cooper-Standard Holdings Inc.	12,960	253
*,1	Fisker Inc.	143,257	251
*	Arhaus Inc.	21,179	251
*,1	Bowlero Corp. Class A	17,755	251
*	Central Garden & Pet Co.	4,784	240
*	Lovesac Co.	9,258	237
	Build-A-Bear Workshop Inc.	10,326	237
	Alta Equipment Group Inc.	19,135	237
*	Cardlytics Inc.	25,326	233
*	Gannett Co. Inc.	99,686	229
	Carrols Restaurant Group Inc.	28,847	227
*	Xponential Fitness Inc. Class A	17,297	223
		Shares	Market Value• ($000)
*	Sleep Number Corp.	14,580	216
*	Liquidity Services Inc.	12,384	213
*	Lindblad Expeditions Holdings Inc.	18,807	212
	Carriage Services Inc.	8,442	211
*	OneWater Marine Inc. Class A	6,228	210
*	Potbelly Corp.	19,904	207
*	Qurate Retail Inc. Series A	235,205	206
*	Zumiez Inc.	10,066	205
*	Holley Inc.	41,174	201
*	1-800-Flowers.com Inc. Class A	18,559	200
	Hooker Furnishings Corp.	7,614	199
*	Eastman Kodak Co.	49,398	193
*	Stitch Fix Inc. Class A	53,913	192
*	iHeartMedia Inc. Class A	72,097	192
*	PlayAGS Inc.	22,237	187
	Aaron's Co. Inc.	17,073	186
*	Citi Trends Inc.	6,412	181
*	National CineMedia Inc.	41,128	170
*	Vera Bradley Inc.	21,968	169
*	Tile Shop Holdings Inc.	22,718	167
*	Petco Health & Wellness Co. Inc.	52,385	166
*	Rush Street Interactive Inc.	36,535	164
*	Funko Inc. Class A	20,786	161
*	Children's Place Inc.	6,889	160
*	Destination XL Group Inc.	35,517	156
	Escalade Inc.	7,622	153
*	Solo Brands Inc. Class A	24,888	153
*	SES AI Corp.	83,738	153
	Rocky Brands Inc.	5,039	152
	Weyco Group Inc.	4,853	152
	Entravision Communications Corp. Class A	36,315	151
	Johnson Outdoors Inc. Class A	2,828	151
*	Boston Omaha Corp. Class A	9,556	150
*	JAKKS Pacific Inc.	4,046	144
*	Playstudios Inc.	51,558	140
	Big Lots Inc.	17,757	138
	Hamilton Beach Brands Holding Co. Class A	7,791	136
*	Red Robin Gourmet Burgers Inc.	10,926	136
	Cricut Inc. Class A	20,354	134
*	Lincoln Educational Services Corp.	13,255	133
*	Landsea Homes Corp.	10,037	132
*	Tilly's Inc. Class A	17,104	129
*	Angi Inc.	51,757	129
*	El Pollo Loco Holdings Inc.	14,342	126

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Nathan's Famous Inc.	1,617	126
*	VOXX International Corp.	11,691	125
	Clarus Corp.	17,555	121
*	Selectquote Inc.	87,993	121
*	Motorcar Parts of America Inc.	12,730	119
*	AMMO Inc.	56,158	118
	Superior Group of Cos. Inc.	8,674	117
*	Legacy Housing Corp.	4,622	117
*	Turtle Beach Corp.	10,541	115
*	J Jill Inc.	4,459	115
*	Full House Resorts Inc.	20,813	112
	Lakeland Industries Inc.	6,065	112
*	RealReal Inc.	54,992	111
	Bassett Furniture Industries Inc.	6,604	110
*	Lands' End Inc.	11,262	108
*	American Public Education Inc.	11,060	107
*	Century Casinos Inc.	21,934	107
	Climb Global Solutions Inc.	1,899	104
	LiveOne Inc.	74,074	103
*,1	Atlanta Braves Holdings Inc. Class A	2,402	103
*,1	Blink Charging Co.	30,055	102
	Big 5 Sporting Goods Corp.	15,749	100
*	Frontier Group Holdings Inc.	18,228	100
	Townsquare Media Inc. Class A	9,337	99
*	Nerdy Inc.	28,833	99
*	Biglari Holdings Inc. Class A	123	98
*	Sportsman's Warehouse Holdings Inc.	22,550	96
*	Snap One Holdings Corp.	10,397	93
*	Noodles & Co.	29,201	92
*	Outbrain Inc.	20,815	91
*,1	Vuzix Corp.	43,358	90
*	Surf Air Mobility Inc.	57,909	90
*	American Outdoor Brands Inc.	10,588	89
*	ContextLogic Inc. Class A	14,814	88
	Cato Corp. Class A	12,211	87
	Marine Products Corp.	7,669	87
*	CarParts.com Inc.	27,126	86
*	ONE Group Hospitality Inc.	14,056	86
*	Reservoir Media Inc.	11,962	85
*,1	Canoo Inc.	324,220	83
*	Allbirds Inc. Class A	66,954	82
*	LL Flooring Holdings Inc.	20,606	80
*	ThredUP Inc. Class A	35,387	80
*,1	Mondee Holdings Inc.	28,801	79
		Shares	Market Value• ($000)
*	Strattec Security Corp.	2,980	75
*	Latham Group Inc.	28,563	75
	Flexsteel Industries Inc.	3,943	74
*	Universal Electronics Inc.	7,869	74
*,1	RumbleON Inc. Class B	9,094	74
*	Superior Industries International Inc.	21,922	70
	Lifetime Brands Inc.	10,315	69
*,1	Tupperware Brands Corp.	32,267	65
*	Cumulus Media Inc. Class A	11,766	63
*	2U Inc.	50,097	62
*	Duluth Holdings Inc. Class B	10,724	58
*	Container Store Group Inc.	23,135	53
*	Conn's Inc.	11,815	52
	Canterbury Park Holding Corp.	2,370	48
*	Harte Hanks Inc.	6,868	47
*	Fossil Group Inc.	31,352	46
*	Traeger Inc.	16,967	46
*	Spruce Power Holding Corp.	10,214	45
	Acme United Corp.	998	43
*	BARK Inc.	53,111	43
*	Urban One Inc.	12,009	42
*	Barnes & Noble Education Inc.	27,832	41
*	Lazydays Holdings Inc.	5,685	40
	NL Industries Inc.	7,172	40
*	Mesa Air Group Inc.	38,440	39
[1]	Purple Innovation Inc.	37,652	39
*	Delta Apparel Inc.	5,376	38
*	Gaia Inc.	11,846	32
*	Red Cat Holdings Inc.	36,630	32
*,1	Loop Media Inc.	32,468	32
*,1	Kirkland's Inc.	10,411	31
*	Genius Brands International Inc.	21,261	30
	Saga Communications Inc. Class A	1,303	29
*	Emerald Holding Inc.	4,815	29
*	Vacasa Inc. Class A	3,537	29
*,1	Focus Universal Inc.	19,046	28
*	Brilliant Earth Group Inc. Class A	6,975	26
*	Lee Enterprises Inc.	3,230	25
*	Fluent Inc.	35,496	24
	Ark Restaurants Corp.	1,632	23
*	Sonder Holdings Inc.	6,531	22
*	Owlet Inc.	3,561	19
*	Regis Corp.	1,976	19
	Virco Mfg. Corp.	1,567	19
*	Lulu's Fashion Lounge Holdings Inc.	9,663	18
*,1	Express Inc.	2,184	18
*	BowFlex Inc.	21,129	16
*	Live Ventures Inc.	636	16
*	Charles & Colvard Ltd.	31,847	13

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	BurgerFi International Inc.	14,006	12
*	CuriosityStream Inc.	17,896	10
*	Inspirato Inc.	1,785	7
*	Cineverse Corp.	4,771	6
*	Xwell Inc.	2,088	4
*,1	Hall of Fame Resort & Entertainment Co.	684	2
*,1	Faraday Future Intelligent Electric Inc.	8,654	2
*	Aterian Inc.	300	—
			4,492,651
Consumer Staples (4.7%)
	Procter & Gamble Co.	1,579,071	231,397
	PepsiCo Inc.	921,583	156,522
	Coca-Cola Co.	2,605,416	153,537
	Philip Morris International Inc.	1,040,073	97,850
	CVS Health Corp.	863,034	68,145
	Mondelez International Inc. Class A	913,013	66,129
	Altria Group Inc.	1,184,782	47,794
	Colgate-Palmolive Co.	551,108	43,929
	McKesson Corp.	89,204	41,300
*	Monster Beverage Corp.	491,298	28,304
	Kimberly-Clark Corp.	226,491	27,521
	Archer-Daniels-Midland Co.	358,397	25,883
	General Mills Inc.	388,103	25,281
	Constellation Brands Inc. Class A	104,042	25,152
	Kenvue Inc.	1,156,254	24,894
	Sysco Corp.	338,522	24,756
	Cencora Inc.	114,144	23,443
	Corteva Inc.	473,733	22,701
	Keurig Dr Pepper Inc.	654,365	21,803
	Kroger Co.	431,872	19,741
	Kraft Heinz Co.	533,812	19,740
	Hershey Co.	99,807	18,608
	Church & Dwight Co. Inc.	165,011	15,603
	Brown-Forman Corp. Class B	214,346	12,239
	Walgreens Boots Alliance Inc.	465,995	12,167
	Clorox Co.	83,213	11,865
	McCormick & Co. Inc.	167,984	11,493
	Bunge Global SA	108,229	10,926
	Lamb Weston Holdings Inc.	97,274	10,514
	Tyson Foods Inc. Class A	192,917	10,369
	Kellanova	184,085	10,292
	Conagra Brands Inc.	320,291	9,180
	J M Smucker Co.	67,157	8,487
	Molson Coors Beverage Co. Class B	120,093	7,351
*	Performance Food Group Co.	104,768	7,245
		Shares	Market Value• ($000)
	Casey's General Stores Inc.	24,995	6,867
*	US Foods Holding Corp.	148,162	6,728
	Hormel Foods Corp.	181,910	5,841
	Campbell Soup Co.	130,104	5,624
*	Darling Ingredients Inc.	106,274	5,297
*	Celsius Holdings Inc.	93,588	5,102
	Albertsons Cos. Inc. Class A	212,451	4,886
*	BellRing Brands Inc.	87,757	4,864
	Ingredion Inc.	43,505	4,722
*	Sprouts Farmers Market Inc.	68,545	3,298
	Coca-Cola Consolidated Inc.	3,112	2,889
*	Post Holdings Inc.	32,722	2,881
*	Freshpet Inc.	32,714	2,838
	Flowers Foods Inc.	115,092	2,591
*	Simply Good Foods Co.	61,797	2,447
	WD-40 Co.	9,381	2,243
	Lancaster Colony Corp.	13,055	2,172
*	Boston Beer Co. Inc. Class A	6,191	2,140
	Spectrum Brands Holdings Inc.	22,733	1,813
[1]	Brown-Forman Corp. Class A	28,845	1,719
*	Grocery Outlet Holding Corp.	59,378	1,601
	Energizer Holdings Inc.	48,773	1,545
	Primo Water Corp.	101,519	1,528
	Cal-Maine Foods Inc.	25,985	1,491
*	TreeHouse Foods Inc.	34,450	1,428
	J & J Snack Foods Corp.	7,965	1,331
	Andersons Inc.	20,676	1,190
	Edgewell Personal Care Co.	30,970	1,134
	Universal Corp.	15,569	1,048
*	Herbalife Ltd.	65,312	997
	Vector Group Ltd.	87,253	984
	Reynolds Consumer Products Inc.	36,175	971
	MGP Ingredients Inc.	9,662	952
*	National Beverage Corp.	16,730	832
	Ingles Markets Inc. Class A	9,621	831
*	Sovos Brands Inc.	35,604	784
	Utz Brands Inc.	45,503	739
*	Vita Coco Co. Inc.	26,692	685
*	Hain Celestial Group Inc.	62,284	682
	Weis Markets Inc.	10,664	682
	WK Kellogg Co.	51,211	673
*	United Natural Foods Inc.	41,043	666
*	Chefs' Warehouse Inc.	22,522	663
	Fresh Del Monte Produce Inc.	24,940	655
*	Pilgrim's Pride Corp.	22,927	634

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Nu Skin Enterprises Inc. Class A	32,408	629
	Seaboard Corp.	151	539
	John B Sanfilippo & Son Inc.	5,143	530
	B&G Foods Inc.	49,858	523
	SpartanNash Co.	22,503	516
	Medifast Inc.	7,137	480
*	USANA Health Sciences Inc.	7,790	418
	ACCO Brands Corp.	64,127	390
*,1	Beyond Meat Inc.	38,167	340
*	Vital Farms Inc.	20,626	324
	Turning Point Brands Inc.	11,917	314
	Tootsie Roll Industries Inc.	9,405	313
	Calavo Growers Inc.	10,546	310
*	Mission Produce Inc.	30,100	304
*	Westrock Coffee Co.	28,962	296
*	Duckhorn Portfolio Inc.	29,525	291
	Limoneira Co.	12,875	266
*	Seneca Foods Corp. Class A	4,151	218
	Oil-Dri Corp. of America	2,766	186
	Village Super Market Inc. Class A	6,968	183
*	LifeMD Inc.	21,322	177
*	Cibus Inc.	8,711	171
*	Beauty Health Co.	54,526	170
*	Olaplex Holdings Inc.	66,359	169
*	Nature's Sunshine Products Inc.	8,283	143
*	HF Foods Group Inc.	23,456	125
*	Lifecore Biomedical Inc.	19,810	123
	Natural Grocers by Vitamin Cottage Inc.	7,685	123
*	Honest Co. Inc.	33,940	112
	PetMed Express Inc.	14,496	110
*	Mama's Creations Inc.	22,272	109
*	Brookfield Realty Capital Corp. Class A	27,699	101
*	Whole Earth Brands Inc.	29,083	99
*	GrowGeneration Corp.	35,962	90
	Alico Inc.	2,955	86
	Lifevantage Corp.	10,023	60
*	ProPhase Labs Inc.	12,254	55
*	Farmer Bros Co.	11,334	35
*	Veru Inc.	39,389	28
*	PLBY Group Inc.	26,318	26
*	Zevia PBC Class A	9,474	19
*,1	Bridgford Foods Corp.	1,495	16
*	Vintage Wine Estates Inc.	27,397	14
*	S&W Seed Co.	18,009	13
*	Benson Hill Inc.	76,425	13
*	AquaBounty Technologies Inc.	891	3
*	22nd Century Group Inc.	8,332	2
			1,463,411
		Shares	Market Value• ($000)
Energy (4.1%)
	Exxon Mobil Corp.	2,684,038	268,350
	Chevron Corp.	1,201,865	179,270
	ConocoPhillips	796,351	92,432
	Schlumberger NV	954,111	49,652
	EOG Resources Inc.	390,666	47,251
	Phillips 66	295,011	39,278
	Marathon Petroleum Corp.	254,429	37,747
	Pioneer Natural Resources Co.	156,129	35,110
	Valero Energy Corp.	228,211	29,667
	Williams Cos. Inc.	816,470	28,438
	ONEOK Inc.	390,192	27,399
	Hess Corp.	185,605	26,757
	Occidental Petroleum Corp.	443,582	26,486
	Cheniere Energy Inc.	152,358	26,009
	Baker Hughes Co.	676,605	23,126
	Kinder Morgan Inc.	1,262,693	22,274
	Halliburton Co.	540,989	19,557
	Devon Energy Corp.	428,173	19,396
	Diamondback Energy Inc.	119,541	18,538
	Targa Resources Corp.	149,967	13,028
	Coterra Energy Inc.	480,449	12,261
*	First Solar Inc.	67,792	11,679
*	Enphase Energy Inc.	86,849	11,476
	EQT Corp.	273,686	10,581
	Marathon Oil Corp.	393,709	9,512
	Ovintiv Inc. (XNYS)	183,295	8,050
	APA Corp.	207,318	7,439
	Chesapeake Energy Corp.	84,890	6,531
	Texas Pacific Land Corp.	4,118	6,475
	HF Sinclair Corp.	102,753	5,710
	TechnipFMC plc	276,865	5,576
	NOV Inc.	264,794	5,370
*	Southwestern Energy Co.	737,091	4,828
*	Weatherford International plc	47,686	4,665
	Range Resources Corp.	152,747	4,650
	Permian resources Corp.	325,861	4,432
	Chord Energy Corp.	26,534	4,411
	Civitas Resources Inc.	62,437	4,269
	Murphy Oil Corp.	97,927	4,178
*	Antero Resources Corp.	182,075	4,129
	Matador Resources Co.	71,408	4,060
	ChampionX Corp.	130,031	3,798
	Noble Corp. plc	75,743	3,648
	DTE Midstream LLC	64,744	3,548
	PBF Energy Inc. Class A	73,170	3,217
*	Transocean Ltd. (XNYS)	495,396	3,146
	SM Energy Co.	78,994	3,059
	Patterson-UTI Energy Inc.	281,408	3,039
	Equitrans Midstream Corp.	279,601	2,846

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Antero Midstream Corp.	224,240	2,810
	Arcosa Inc.	32,648	2,698
	California Resources Corp.	46,799	2,559
	Magnolia Oil & Gas Corp. Class A	118,434	2,521
	Alpha Metallurgical Resources Inc.	7,144	2,421
	New Fortress Energy Inc.	62,956	2,375
*	Tidewater Inc.	31,210	2,251
	Northern Oil and Gas Inc.	59,849	2,219
	Warrior Met Coal Inc.	35,534	2,167
	Helmerich & Payne Inc.	59,522	2,156
*	CNX Resources Corp.	102,151	2,043
	Cactus Inc. Class A	44,039	1,999
	Arch Resources Inc.	11,865	1,969
	Viper Energy Inc.	58,567	1,838
	Liberty Energy Inc.	100,480	1,823
	Peabody Energy Corp.	74,110	1,802
*,1	Plug Power Inc.	397,877	1,790
*	Shoals Technologies Group Inc. Class A	111,399	1,731
	CONSOL Energy Inc.	15,928	1,601
*	NEXTracker Inc. Class A	33,850	1,586
*	Array Technologies Inc.	93,503	1,571
	Archrock Inc.	99,777	1,537
*	Oceaneering International Inc.	66,532	1,416
*	Callon Petroleum Co.	41,338	1,339
*	Par Pacific Holdings Inc.	35,804	1,302
	Sitio Royalties Corp. Class A	53,876	1,267
*	Gulfport Energy Corp.	8,731	1,163
*	Talos Energy Inc.	74,404	1,059
	Delek US Holdings Inc.	40,698	1,050
*	Helix Energy Solutions Group Inc.	98,673	1,014
*	Green Plains Inc.	37,690	951
	World Kinect Corp.	40,140	914
*	Fluence Energy Inc.	38,069	908
*	Diamond Offshore Drilling Inc.	69,498	903
*	Vital Energy Inc.	17,931	816
*	NOW Inc.	70,580	799
	CVR Energy Inc.	23,493	712
*	Ameresco Inc. Class A	21,746	689
	Crescent Energy Co. Class A	51,747	684
	SunCoke Energy Inc.	56,539	607
*	MRC Global Inc.	54,151	596
	Atlas Energy Solutions Inc.	34,233	589
	Core Laboratories Inc.	32,248	570
	Comstock Resources Inc.	63,137	559
*	FuelCell Energy Inc.	340,830	545
*	Nabors Industries Ltd. (XNYS)	6,548	535
		Shares	Market Value• ($000)
*	REX American Resources Corp.	11,214	530
*	Centrus Energy Corp. Class A	9,586	522
*	Dril-Quip Inc.	21,948	511
*,1	ChargePoint Holdings Inc.	216,107	506
*	ProPetro Holding Corp.	59,558	499
	Kinetik Holdings Inc.	14,605	488
*	NextDecade Corp.	97,294	464
	Select Water Solutions Inc.	59,935	455
	RPC Inc.	61,215	446
*	SilverBow Resources Inc.	14,475	421
*	Bristow Group Inc.	14,607	413
*,1	Stem Inc.	100,623	390
*	TETRA Technologies Inc.	81,233	367
*	Montauk Renewables Inc.	38,927	347
	VAALCO Energy Inc.	72,818	327
*	Newpark Resources Inc.	47,154	313
	SandRidge Energy Inc.	20,819	285
*	SunPower Corp.	58,871	284
	Vitesse Energy Inc.	12,846	281
*	Oil States International Inc.	41,067	279
	Ramaco Resources Inc. Class A	15,478	266
	Berry Corp.	37,707	265
*,1	Tellurian Inc.	346,130	262
*	DMC Global Inc.	13,419	253
*,1	EVgo Inc.	69,821	250
[1]	HighPeak Energy Inc.	16,753	239
*	SEACOR Marine Holdings Inc.	18,771	236
*	American Superconductor Corp.	19,441	217
	Kodiak Gas Services Inc.	10,314	207
*	Matrix Service Co.	20,138	197
	W&T Offshore Inc.	60,181	196
*	Gevo Inc.	161,777	188
*	Natural Gas Services Group Inc.	10,759	173
*	Amplify Energy Corp.	28,902	171
*	Hallador Energy Co.	19,051	168
*	Forum Energy Technologies Inc.	7,505	166
	Solaris Oilfield Infrastructure Inc. Class A	20,364	162
*	Geospace Technologies Corp.	11,189	145
	Granite Ridge Resources Inc.	22,016	133
	Evolution Petroleum Corp.	22,455	130

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	NACCO Industries Inc. Class A	3,559	130
*	ProFrac Holding Corp. Class A	15,223	129
	PHX Minerals Inc.	32,792	106
	Riley Exploration Permian Inc.	3,903	106
*	TPI Composites Inc.	25,015	104
*	Aemetis Inc.	19,744	103
*	Solid Power Inc.	71,191	103
	Ranger Energy Services Inc.	9,731	100
*	KLX Energy Services Holdings Inc.	7,734	87
*	Ring Energy Inc.	58,009	85
*	OPAL Fuels Inc. Class A	15,456	85
	Epsilon Energy Ltd.	14,306	73
*	Empire Petroleum Corp.	5,806	64
*	Profire Energy Inc.	33,333	60
*	Battalion Oil Corp.	5,921	57
*	Ideal Power Inc.	6,716	52
*	Gulf Island Fabrication Inc.	10,847	47
*	Flotek Industries Inc.	11,112	44
*,1	Beam Global	5,797	41
	Ramaco Resources Inc. Class B	3,095	41
*	American Resources Corp.	26,674	40
*	ESS Tech Inc.	27,503	31
*	Nine Energy Service Inc.	11,327	30
*	FTC Solar Inc.	33,881	23
	Enviva Inc.	19,768	20
*	Ocean Power Technologies Inc.	41,515	13
*,1	Sunworks Inc.	21,967	5
*,2	Alta Mesa Resources Inc. Class A	103,408	—
			1,276,733
Financials (10.8%)
*	Berkshire Hathaway Inc. Class B	1,176,762	419,704
	JPMorgan Chase & Co.	1,936,633	329,421
	Bank of America Corp.	4,505,650	151,705
	Wells Fargo & Co.	2,432,731	119,739
	S&P Global Inc.	212,368	93,552
	Goldman Sachs Group Inc.	218,593	84,327
	Morgan Stanley	825,223	76,952
	BlackRock Inc.	89,762	72,869
	Charles Schwab Corp.	950,625	65,403
	Citigroup Inc.	1,217,028	62,604
	Marsh & McLennan Cos. Inc.	330,079	62,540
	Progressive Corp.	391,947	62,429
	Blackstone Inc.	476,447	62,376
	Chubb Ltd.	273,814	61,882
	CME Group Inc.	240,999	50,754
	Intercontinental Exchange Inc.	384,274	49,352
	US Bancorp	1,044,990	45,227
		Shares	Market Value• ($000)
	PNC Financial Services Group Inc.	266,502	41,268
	Moody's Corp.	104,277	40,726
	Aon plc Class A (XNYS)	127,097	36,988
	KKR & Co. Inc.	445,301	36,893
	Truist Financial Corp.	895,577	33,065
	Arthur J Gallagher & Co.	144,764	32,555
	Aflac Inc.	391,462	32,296
	American International Group Inc.	470,795	31,896
	Travelers Cos. Inc.	153,274	29,197
	MSCI Inc.	50,477	28,552
	Bank of New York Mellon Corp.	515,630	26,839
	Ameriprise Financial Inc.	67,724	25,724
	Prudential Financial Inc.	242,348	25,134
	Apollo Global Management Inc.	266,644	24,849
	Allstate Corp.	175,202	24,525
	MetLife Inc.	370,350	24,491
	Discover Financial Services	167,395	18,815
*	Berkshire Hathaway Inc. Class A	34	18,449
*	Coinbase Global Inc. Class A	103,030	17,919
*	Arch Capital Group Ltd.	237,838	17,664
	Willis Towers Watson plc	69,402	16,740
	Hartford Financial Services Group Inc.	202,018	16,238
	Broadridge Financial Solutions Inc.	78,779	16,209
	T Rowe Price Group Inc.	149,983	16,152
	Nasdaq Inc.	270,902	15,750
	Fifth Third Bancorp	455,852	15,722
	State Street Corp.	196,924	15,254
	M&T Bank Corp.	110,829	15,192
	Raymond James Financial Inc.	125,749	14,021
	Ares Management Corp. Class A	111,236	13,228
	Principal Financial Group Inc.	160,451	12,623
	Cboe Global Markets Inc.	70,518	12,592
	Huntington Bancshares Inc.	962,053	12,237
	FactSet Research Systems Inc.	25,563	12,195
	Regions Financial Corp.	620,523	12,026
*	Markel Group Inc.	8,413	11,946
	LPL Financial Holdings Inc.	50,776	11,558
	Northern Trust Corp.	132,550	11,185
	Cincinnati Financial Corp.	104,880	10,851
	Brown & Brown Inc.	152,040	10,812
	Everest Group Ltd.	28,947	10,235

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Citizens Financial Group Inc.	297,329	9,853
	First Citizens BancShares Inc. Class A	6,796	9,643
	W R Berkley Corp.	130,586	9,235
	KeyCorp.	628,356	9,048
	Fidelity National Financial Inc.	171,101	8,730
	Loews Corp.	118,498	8,246
	Equitable Holdings Inc.	226,192	7,532
	MarketAxess Holdings Inc.	25,420	7,444
	Globe Life Inc.	59,781	7,277
	Reinsurance Group of America Inc.	43,662	7,064
	Tradeweb Markets Inc. Class A	77,493	7,043
	RenaissanceRe Holdings Ltd.	35,237	6,906
	Carlyle Group Inc.	169,525	6,898
	East West Bancorp Inc.	94,402	6,792
	Annaly Capital Management Inc.	335,656	6,502
	Ally Financial Inc.	180,250	6,294
	Assurant Inc.	35,275	5,943
	Webster Financial Corp.	117,006	5,939
*	SoFi Technologies Inc.	580,825	5,779
	Erie Indemnity Co. Class A	17,219	5,767
	American Financial Group Inc.	48,113	5,720
	Interactive Brokers Group Inc. Class A	67,793	5,620
	Franklin Resources Inc.	183,412	5,464
	First Horizon Corp.	377,049	5,339
	Invesco Ltd.	295,981	5,280
	Voya Financial Inc.	69,932	5,102
*	Robinhood Markets Inc. Class A	398,578	5,078
	Unum Group	112,055	5,067
	SEI Investments Co.	78,366	4,980
	Old Republic International Corp.	169,216	4,975
	Comerica Inc.	88,898	4,961
	Morningstar Inc.	17,187	4,920
	Kinsale Capital Group Inc.	14,600	4,890
	Primerica Inc.	23,759	4,889
	New York Community Bancorp Inc.	463,172	4,738
	Western Alliance Bancorp	69,764	4,590
	Stifel Financial Corp.	65,680	4,542
	Blue Owl Capital Inc.	303,507	4,522
	Zions Bancorp NA	100,001	4,387
	AGNC Investment Corp.	443,552	4,351
	SouthState Corp.	50,774	4,288
	Pinnacle Financial Partners Inc.	48,988	4,273
	Commerce Bancshares Inc.	79,599	4,251
		Shares	Market Value• ($000)
	First American Financial Corp.	65,893	4,246
	Cullen/Frost Bankers Inc.	38,168	4,141
	Starwood Property Trust Inc.	196,884	4,138
	Houlihan Lokey Inc.	34,478	4,134
	Selective Insurance Group Inc.	40,685	4,047
	Prosperity Bancshares Inc.	59,312	4,017
	Jefferies Financial Group Inc.	98,830	3,994
	Popular Inc.	47,656	3,911
	OneMain Holdings Inc.	79,049	3,889
	Evercore Inc. Class A	22,704	3,884
	RLI Corp.	29,099	3,874
	Wintrust Financial Corp.	40,841	3,788
	Columbia Banking System Inc.	140,170	3,740
	Bank OZK	74,801	3,727
	Cadence Bank	122,281	3,618
	MGIC Investment Corp.	184,971	3,568
	Essent Group Ltd.	65,566	3,458
	United Bankshares Inc.	90,817	3,410
	Rithm Capital Corp.	318,922	3,406
	Synovus Financial Corp.	90,240	3,398
	Affiliated Managers Group Inc.	22,130	3,351
*	Marathon Digital Holdings Inc.	142,264	3,342
	Old National Bancorp	196,353	3,316
	FNB Corp.	234,468	3,229
	Corebridge Financial Inc.	147,607	3,197
	Valley National Bancorp	287,749	3,125
	Glacier Bancorp Inc.	74,556	3,081
	Home BancShares Inc.	120,616	3,055
	Lincoln National Corp.	111,813	3,016
	Radian Group Inc.	102,283	2,920
	SLM Corp.	150,616	2,880
*	American Equity Investment Life Holding Co.	51,485	2,873
	Axis Capital Holdings Ltd.	51,167	2,833
*	Ryan Specialty Holdings Inc.	65,816	2,831
	FirstCash Holdings Inc.	25,727	2,789
	First Financial Bankshares Inc.	90,995	2,757
	Assured Guaranty Ltd.	36,385	2,723
*	Mr Cooper Group Inc.	41,769	2,720
	Jackson Financial Inc. Class A	52,749	2,701
	Hancock Whitney Corp.	55,244	2,684
	Janus Henderson Group plc	88,666	2,673
	Hamilton Lane Inc. Class A	23,302	2,643
	Hanover Insurance Group Inc.	21,295	2,586

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Moelis & Co. Class A	45,296	2,542
	Lazard Ltd. Class A	72,319	2,517
	White Mountains Insurance Group Ltd.	1,638	2,465
*	Enstar Group Ltd.	8,299	2,443
	Walker & Dunlop Inc.	21,775	2,417
[1]	Blackstone Mortgage Trust Inc. Class A	109,662	2,333
	Ameris Bancorp	43,922	2,330
*	Brighthouse Financial Inc.	43,045	2,278
	ServisFirst Bancshares Inc.	32,769	2,183
	UMB Financial Corp.	25,928	2,166
	United Community Banks Inc.	73,955	2,164
	Cathay General Bancorp	47,646	2,124
*	Texas Capital Bancshares Inc.	32,818	2,121
	CNO Financial Group Inc.	74,219	2,071
	International Bancshares Corp.	37,827	2,055
*	Riot Platforms Inc.	132,139	2,044
*	Genworth Financial Inc. Class A	305,707	2,042
	Associated Banc-Corp.	95,065	2,033
	Piper Sandler Cos.	11,465	2,005
	Kemper Corp.	41,070	1,999
*,1	Upstart Holdings Inc.	48,640	1,987
*	Axos Financial Inc.	35,912	1,961
	First Hawaiian Inc.	85,011	1,943
	Artisan Partners Asset Management Inc. Class A	43,736	1,932
	Pacific Premier Bancorp Inc.	65,626	1,910
	Bank of Hawaii Corp.	26,327	1,908
	Independent Bank Corp. (XNGS)	28,893	1,901
	TPG Inc.	44,027	1,901
	WSFS Financial Corp.	41,209	1,893
	Community Bank System Inc.	35,689	1,860
	Federated Hermes Inc.	54,135	1,833
	Atlantic Union Bankshares Corp.	50,023	1,828
	First Interstate BancSystem Inc. Class A	59,214	1,821
	Fulton Financial Corp.	110,430	1,818
*	Credit Acceptance Corp.	3,399	1,811
	CVB Financial Corp.	89,568	1,808
	First BanCorp (XNYS)	109,802	1,806
[1]	Arbor Realty Trust Inc.	115,154	1,748
	BGC Group Inc. Class A	239,583	1,730
*	Clearwater Analytics Holdings Inc. Class A	84,299	1,689
	BankUnited Inc.	51,659	1,675
*	NMI Holdings Inc. Class A	55,188	1,638
		Shares	Market Value• ($000)
	Simmons First National Corp. Class A	81,787	1,623
	Seacoast Banking Corp. of Florida	56,326	1,603
	Eastern Bankshares Inc.	106,600	1,514
	PJT Partners Inc. Class A	14,780	1,506
	First Merchants Corp.	40,486	1,501
	PennyMac Financial Services Inc.	16,856	1,490
	WaFd Inc.	44,892	1,480
	First Financial Bancorp	59,891	1,422
	Towne Bank	46,646	1,388
	BOK Financial Corp.	15,812	1,354
*	StoneX Group Inc.	17,874	1,320
	NBT Bancorp Inc.	31,007	1,299
	Park National Corp.	9,719	1,291
*	Rocket Cos. Inc. Class A	87,315	1,264
*	Bancorp Inc.	32,109	1,238
	Banner Corp.	23,079	1,236
	Renasant Corp.	36,398	1,226
	Independent Bank Group Inc.	23,889	1,215
	WesBanco Inc.	38,638	1,212
	Cohen & Steers Inc.	15,906	1,205
	OFG Bancorp	31,864	1,194
	Virtu Financial Inc. Class A	58,958	1,194
*	Triumph Financial Inc.	14,784	1,185
	BancFirst Corp.	11,959	1,164
	Banc of California Inc.	84,733	1,138
	Apollo Commercial Real Estate Finance Inc.	96,220	1,130
	Virtus Investment Partners Inc.	4,650	1,124
	Federal Agricultural Mortgage Corp. Class C	5,779	1,105
	StepStone Group Inc. Class A	34,477	1,097
	Ready Capital Corp.	106,799	1,095
*	Customers Bancorp Inc.	18,959	1,092
	Claros Mortgage Trust Inc.	79,885	1,089
	Hilltop Holdings Inc.	30,799	1,084
*	Goosehead Insurance Inc. Class A	14,164	1,074
	Lakeland Financial Corp.	16,473	1,073
	Stewart Information Services Corp.	18,263	1,073
	Trustmark Corp.	38,390	1,070
	Enterprise Financial Services Corp.	23,928	1,068
	City Holding Co.	9,521	1,050
*	Enova International Inc.	18,789	1,040
	Northwest Bancshares Inc.	81,861	1,022
*	BRP Group Inc. Class A	42,054	1,010

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Navient Corp.	53,848	1,003
	Westamerica BanCorp	17,673	997
	Live Oak Bancshares Inc.	21,439	975
	First Commonwealth Financial Corp.	62,287	962
	Hope Bancorp Inc.	79,523	961
*	Oscar Health Inc. Class A	104,983	961
	FB Financial Corp.	23,950	954
	National Bank Holdings Corp. Class A	25,248	939
	First Bancorp (XNGS)	25,322	937
	Compass Diversified Holdings	41,066	922
	Stock Yards Bancorp Inc.	17,861	920
	Horace Mann Educators Corp.	27,455	898
	Heartland Financial USA Inc.	23,470	883
	Pathward Financial Inc.	16,662	882
	Two Harbors Investment Corp.	63,057	878
	Ladder Capital Corp.	76,036	875
	Victory Capital Holdings Inc. Class A	25,414	875
	First Busey Corp.	35,148	872
*	Palomar Holdings Inc.	15,554	863
	PennyMac Mortgage Investment Trust	57,037	853
	Provident Financial Services Inc.	47,282	852
	S&T Bancorp Inc.	25,485	852
	Stellar Bancorp Inc.	30,307	844
	TriCo Bancshares	19,072	820
	Peoples Bancorp Inc.	24,137	815
	Veritex Holdings Inc.	34,055	792
	Sandy Spring Bancorp Inc.	28,706	782
*	Cannae Holdings Inc.	38,924	759
*	Encore Capital Group Inc.	14,909	757
	MFA Financial Inc. REIT	67,204	757
	Chimera Investment Corp.	150,581	751
	Safety Insurance Group Inc.	9,855	749
	Berkshire Hills Bancorp Inc.	29,869	742
	Nelnet Inc. Class A	8,086	713
*	SiriusPoint Ltd.	61,350	712
	Franklin BSP Realty Trust Inc. REIT	52,036	703
*	Skyward Specialty Insurance Group Inc.	20,654	700
	Origin Bancorp Inc.	19,475	693
	Brightspire Capital Inc.	92,816	691
	OceanFirst Financial Corp.	39,400	684
	Nicolet Bankshares Inc.	8,372	674
		Shares	Market Value• ($000)
	Southside Bancshares Inc.	21,385	670
	Employers Holdings Inc.	16,830	663
	Mercury General Corp.	17,747	662
*	PRA Group Inc.	25,009	655
	ARMOUR Residential REIT Inc.	33,727	652
	National Western Life Group Inc. Class A	1,325	640
*	Trupanion Inc.	20,847	636
	Bank First Corp.	7,301	633
	Enact Holdings Inc.	21,697	627
	German American Bancorp Inc.	18,991	615
	Preferred Bank	8,386	613
	WisdomTree Inc.	87,812	609
	Redwood Trust Inc.	81,079	601
	AMERISAFE Inc.	12,816	600
	QCR Holdings Inc.	10,278	600
*	Open Lending Corp. Class A	70,364	599
	Ellington Financial Inc.	46,885	596
	Premier Financial Corp.	24,679	595
	Lakeland Bancorp Inc.	40,156	594
	Brookline Bancorp Inc.	54,309	593
	TFS Financial Corp.	39,819	585
*	LendingClub Corp.	66,705	583
	Capitol Federal Financial Inc.	90,164	582
	Dime Community Bancshares Inc.	21,596	582
	New York Mortgage Trust Inc.	67,208	573
*,1	Lemonade Inc.	35,214	568
	ConnectOne Bancorp Inc.	24,205	555
	F&G Annuities & Life Inc.	11,867	546
	Eagle Bancorp Inc.	17,990	542
	First Bancshares Inc.	17,749	521
	Tompkins Financial Corp.	8,236	496
	ProAssurance Corp.	35,652	492
*	Ambac Financial Group Inc.	29,552	487
	Amerant Bancorp Inc.	19,654	483
	Merchants Bancorp	11,200	477
	Heritage Financial Corp.	21,778	466
	Horizon Bancorp Inc.	31,935	457
	Brightsphere Investment Group Inc.	23,285	446
	First Mid Bancshares Inc.	12,765	442
	Community Trust Bancorp Inc.	9,971	437
[1]	UWM Holdings Corp.	60,612	433
	Amalgamated Financial Corp.	16,023	432
	HCI Group Inc.	4,916	430
	Mercantile Bank Corp.	10,446	422

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Dynex Capital Inc.	33,541	420
	Washington Trust Bancorp Inc.	12,879	417
	1st Source Corp.	7,487	411
	Old Second Bancorp Inc.	26,576	410
*	Assetmark Financial Holdings Inc.	13,572	406
	Farmers National Banc Corp.	27,614	399
	Byline Bancorp Inc.	16,831	397
	Univest Financial Corp.	17,983	396
	Business First Bancshares Inc.	15,762	389
	Kearny Financial Corp.	43,112	387
	Midland States Bancorp Inc.	14,003	386
*	Columbia Financial Inc.	19,953	385
	Hanmi Financial Corp.	19,616	381
*	CrossFirst Bankshares Inc.	27,698	376
	Northfield Bancorp Inc.	29,814	375
	Heritage Commerce Corp.	37,367	371
*	Metropolitan Bank Holding Corp.	6,652	368
	Great Southern Bancorp Inc.	6,158	365
	HarborOne Bancorp Inc.	30,455	365
	Equity Bancshares Inc. Class A	10,726	364
	KKR Real Estate Finance Trust Inc.	27,372	362
	American National Bankshares Inc.	7,342	358
	TrustCo Bank Corp. NY	11,528	358
	United Fire Group Inc.	17,731	357
	Camden National Corp.	9,320	351
	Independent Bank Corp.	13,430	349
	Flushing Financial Corp.	20,973	346
*	Coastal Financial Corp.	7,793	346
	CNB Financial Corp.	15,254	345
*	EZCorp. Inc. Class A	38,810	339
	Tiptree Inc.	17,754	337
	Cambridge Bancorp	4,727	328
	Universal Insurance Holdings Inc.	20,437	327
	First Foundation Inc.	33,535	325
	First Community Bankshares Inc.	8,739	324
	Invesco Mortgage Capital Inc. REIT	36,250	321
	Central Pacific Financial Corp.	16,183	318
	Perella Weinberg Partners	25,929	317
	First Financial Corp.	7,285	313
	Peapack-Gladstone Financial Corp.	10,493	313
		Shares	Market Value• ($000)
	Metrocity Bankshares Inc.	12,490	300
	Diamond Hill Investment Group Inc.	1,783	295
	ACNB Corp.	6,589	295
	Republic Bancorp Inc. Class A	5,300	292
	Bar Harbor Bankshares	9,895	291
	Shore Bancshares Inc.	20,192	288
	Granite Point Mortgage Trust Inc.	47,975	285
*	World Acceptance Corp.	2,153	281
	HomeTrust Bancshares Inc.	10,069	271
	Alerus Financial Corp.	12,077	270
	TPG RE Finance Trust Inc.	41,064	267
	Southern Missouri Bancorp Inc.	4,967	265
	GCM Grosvenor Inc. Class A	29,149	261
	P10 Inc. Class A	25,496	261
	Northrim BanCorp Inc.	4,505	258
	Orchid Island Capital Inc.	30,262	255
[1]	NewtekOne Inc.	18,078	249
	Macatawa Bank Corp.	22,021	248
	SmartFinancial Inc.	10,103	247
	Peoples Financial Services Corp.	5,056	246
*	Forge Global Holdings Inc.	71,666	246
	Arrow Financial Corp.	8,713	243
[1]	B Riley Financial Inc.	11,399	239
	Sierra Bancorp	10,371	234
	Capital City Bank Group Inc.	7,891	232
	Citizens & Northern Corp.	10,308	231
	Burke & Herbert Financial Services Corp.	3,628	228
*	LendingTree Inc.	7,381	224
	Crawford & Co. Class A	16,750	221
	Waterstone Financial Inc.	15,475	220
	Esquire Financial Holdings Inc.	4,353	217
*	loanDepot Inc. Class A	61,728	217
	Bank of Marin Bancorp	9,824	216
	Enterprise Bancorp Inc.	6,660	215
	BayCom Corp.	9,049	213
	Capstar Financial Holdings Inc.	11,382	213
	Northeast Bank	3,845	212
	Primis Financial Corp.	16,733	212
	Orrstown Financial Services Inc.	7,126	210
*	Southern First Bancshares Inc.	5,656	210

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Bridgewater Bancshares Inc.	15,252	206
	First Bank	13,997	206
	Citizens Financial Services Inc.	3,188	206
	Civista Bancshares Inc.	11,120	205
	MidWestOne Financial Group Inc.	7,622	205
	HBT Financial Inc.	9,718	205
	FS Bancorp Inc.	5,528	204
	Fidelity D&D Bancorp Inc.	3,517	204
	Farmers & Merchants Bancorp Inc.	8,192	203
	Chicago Atlantic Real Estate Finance Inc.	12,398	201
	Codorus Valley Bancorp Inc.	7,652	197
*	Greenlight Capital Re Ltd. Class A	17,246	197
	Mid Penn Bancorp Inc.	8,011	195
	Hingham Institution for Savings	998	194
	RBB Bancorp	10,024	191
*	MBIA Inc.	30,978	190
*	Carter Bankshares Inc.	12,707	190
*	Blue Foundry Bancorp	19,670	190
	First of Long Island Corp.	14,231	188
	James River Group Holdings Ltd.	20,375	188
	West BanCorp. Inc.	8,776	186
	South Plains Financial Inc.	6,388	185
	Financial Institutions Inc.	8,542	182
	Investors Title Co.	1,118	181
	Timberland Bancorp Inc.	5,735	180
	John Marshall Bancorp Inc.	7,930	179
[1]	NexPoint Diversified Real Estate Trust	22,492	179
*	Third Coast Bancshares Inc.	8,955	178
	PCB Bancorp	9,463	174
*	American Coastal Insurance Corp. Class C	18,382	174
	Summit Financial Group Inc.	5,649	173
	ChoiceOne Financial Services Inc.	5,893	173
	First Business Financial Services Inc.	4,292	172
	First Internet Bancorp	6,960	168
*	Ponce Financial Group Inc.	17,208	168
	Plumas Bancorp	4,045	167
	MVB Financial Corp.	7,102	160
	First Bancorp Inc. (XNGS)	5,583	158
		Shares	Market Value• ($000)
	Guaranty Bancshares Inc.	4,660	157
	Home Bancorp Inc.	3,743	157
	C&F Financial Corp.	2,281	156
	Five Star Bancorp	5,975	156
	ESSA Bancorp Inc.	7,596	152
	Middlefield Banc Corp.	4,658	151
*	Southern California Bancorp	8,714	151
	Regional Management Corp.	5,980	150
	Colony Bankcorp Inc.	11,165	148
	Red River Bancshares Inc.	2,646	148
	AFC Gamma Inc.	12,195	147
	Orange County Bancorp Inc.	2,434	147
	MainStreet Bancshares Inc.	5,879	146
*	California BanCorp	5,914	146
	Greene County Bancorp Inc.	5,096	144
	Central Valley Community Bancorp	6,312	141
	Oppenheimer Holdings Inc. Class A	3,410	141
	AG Mortgage Investment Trust Inc.	22,081	140
	Chemung Financial Corp.	2,801	139
	First United Corp.	5,904	139
	First Community Corp.	6,423	138
	Princeton Bancorp Inc.	3,849	138
*	Hagerty Inc. Class A	17,303	135
	Oak Valley Bancorp	4,464	134
	Southern States Bancshares Inc.	4,587	134
*	Velocity Financial Inc.	7,686	132
	Capital Bancorp Inc.	5,450	132
	Norwood Financial Corp.	3,972	131
	Virginia National Bankshares Corp.	3,803	131
	Cherry Hill Mortgage Investment Corp.	32,229	130
	Western New England Bancorp Inc.	14,481	130
	HomeStreet Inc.	12,531	129
*	Heritage Insurance Holdings Inc.	19,570	128
	Penns Woods Bancorp Inc.	5,670	128
*	eHealth Inc.	14,420	126
	Parke Bancorp Inc.	6,244	126
	BCB Bancorp Inc.	9,445	121
	Donegal Group Inc. Class A	8,568	120
	LCNB Corp.	7,580	120
*	FVCBankcorp Inc.	8,396	119
	Investar Holding Corp.	7,982	119
	Peoples Bancorp of North Carolina Inc.	3,935	119

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	National Bankshares Inc.	3,647	118
	Meridian Corp.	8,472	118
	Union Bankshares Inc.	3,794	116
*	Finwise Bancorp	7,943	114
*	Bakkt Holdings Inc.	50,567	113
	Evans Bancorp Inc.	3,554	112
*	First Western Financial Inc.	5,599	111
	Seven Hills Realty Trust	8,503	110
	William Penn Bancorp Inc.	8,580	105
*	Pioneer Bancorp Inc.	10,394	104
	United Security Bancshares	12,285	103
*	Ocwen Financial Corp.	3,313	102
	Northeast Community Bancorp Inc.	5,724	102
	Ames National Corp.	4,723	101
*	NI Holdings Inc.	7,567	98
*	Sterling Bancorp Inc.	16,749	97
	Bankwell Financial Group Inc.	3,177	96
*	Citizens Inc.	35,558	96
*	Heritage Global Inc.	34,014	95
	Unity Bancorp Inc.	3,134	93
	Guild Holdings Co. Class A	6,557	92
	Westwood Holdings Group Inc.	7,041	89
	Ellington Residential Mortgage REIT	14,570	89
*	ECB Bancorp Inc.	7,042	88
*	Maiden Holdings Ltd.	38,102	87
	Medallion Financial Corp.	8,839	87
*	USCB Financial Holdings Inc.	7,092	87
*	Kingsway Financial Services Inc.	10,215	86
*	Provident Bancorp Inc.	8,209	83
	Nexpoint Real Estate Finance Inc.	5,255	83
	Silvercrest Asset Management Group Inc. Class A	4,801	82
	Great Ajax Corp.	15,005	80
*	Consumer Portfolio Services Inc.	8,509	80
*	Hippo Holdings Inc.	8,539	78
	Bank7 Corp.	2,764	76
	Territorial Bancorp Inc.	6,581	73
	Hawthorn Bancshares Inc.	2,891	73
	Angel Oak Mortgage REIT Inc.	6,897	73
*	ACRES Commercial Realty Corp.	7,472	72
	Old Point Financial Corp.	4,032	71
	Provident Financial Holdings Inc.	5,547	70
		Shares	Market Value• ($000)
	Linkbancorp Inc.	8,740	70
	Sachem Capital Corp.	18,378	69
*	BV Financial Inc.	4,787	68
	OP Bancorp	5,995	66
	First Northwest Bancorp	3,959	63
	Lument Finance Trust Inc.	27,115	63
	Eagle Bancorp Montana Inc.	3,864	61
	Finward Bancorp	2,353	59
*	Oportun Financial Corp.	14,660	57
*	Dave Inc.	6,507	55
	First Guaranty Bancshares Inc.	4,672	52
	Summit State Bank	4,372	52
	First National Corp.	2,392	52
	Franklin Financial Services Corp.	1,572	50
	AmeriServ Financial Inc.	15,247	49
*	Security National Financial Corp. Class A	5,230	47
	BankFinancial Corp.	4,443	46
*	Luther Burbank Corp.	4,292	46
	First Savings Financial Group Inc.	2,763	46
	US Global Investors Inc. Class A	15,552	44
	Riverview Bancorp Inc.	6,661	43
*	GoHealth Inc. Class A	3,042	41
*	Caret Holdings Inc. Class A	3,646	38
*	Great Elm Group Inc.	18,596	36
	Manhattan Bridge Capital Inc.	6,830	34
	Blue Ridge Bankshares Inc.	9,916	30
	First Capital Inc.	1,076	29
	Hanover Bancorp Inc.	1,490	26
	First Financial Northwest Inc.	1,845	25
*	Nicholas Financial Inc.	3,692	25
	Hennessy Advisors Inc.	3,282	22
*	Broadway Financial Corp	3,045	20
*	Kingstone Cos. Inc.	8,512	18
	Safeguard Scientifics Inc.	17,737	14
*	Curo Group Holdings Corp.	12,507	10
*	Conifer Holdings Inc.	4,822	5
			3,362,947
Health Care (12.0%)
	Eli Lilly & Co.	572,764	333,876
	UnitedHealth Group Inc.	619,875	326,346
	Johnson & Johnson	1,613,575	252,912
	Merck & Co. Inc.	1,698,979	185,223
	AbbVie Inc.	1,183,337	183,382

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Thermo Fisher Scientific Inc.	258,918	137,431
	Abbott Laboratories	1,163,865	128,107
	Pfizer Inc.	3,786,979	109,027
	Amgen Inc.	358,752	103,328
	Danaher Corp.	445,800	103,131
*	Intuitive Surgical Inc.	236,300	79,718
	Elevance Health Inc.	157,564	74,301
	Medtronic plc	891,971	73,481
*	Vertex Pharmaceuticals Inc.	172,780	70,302
	Bristol-Myers Squibb Co.	1,364,638	70,020
	Stryker Corp.	229,008	68,579
	Gilead Sciences Inc.	835,592	67,691
*	Regeneron Pharmaceuticals Inc.	68,042	59,761
	Cigna Group	196,317	58,787
*	Boston Scientific Corp.	980,775	56,699
	Zoetis Inc.	277,234	54,718
	Becton Dickinson & Co.	194,872	47,516
	Humana Inc.	82,616	37,822
	HCA Healthcare Inc.	134,594	36,432
*	DexCom Inc.	259,733	32,230
*	Edwards Lifesciences Corp.	407,254	31,053
*	IDEXX Laboratories Inc.	55,726	30,931
*	IQVIA Holdings Inc.	122,305	28,299
	Agilent Technologies Inc.	196,290	27,290
*	Centene Corp.	358,784	26,625
*	Biogen Inc.	97,247	25,165
*	Moderna Inc.	230,596	22,933
	GE Healthcare Inc.	259,791	20,087
	West Pharmaceutical Services Inc.	49,550	17,448
	Zimmer Biomet Holdings Inc.	139,903	17,026
*	Veeva Systems Inc. Class A	88,160	16,973
	ResMed Inc.	98,431	16,932
	Cardinal Health Inc.	165,167	16,649
*	Alnylam Pharmaceuticals Inc.	83,841	16,048
*	Illumina Inc.	106,002	14,760
	STERIS plc	65,900	14,488
*	Molina Healthcare Inc.	39,039	14,105
*	Align Technology Inc.	48,579	13,311
	Baxter International Inc.	339,700	13,133
	Laboratory Corp. of America Holdings	56,923	12,938
	Cooper Cos. Inc.	33,026	12,498
*	BioMarin Pharmaceutical Inc.	126,753	12,222
*	Hologic Inc.	161,885	11,567
*	Avantor Inc.	452,561	10,332
	Quest Diagnostics Inc.	74,718	10,302
*	Insulet Corp.	46,863	10,168
	Revvity Inc.	83,104	9,084
*	Exact Sciences Corp.	121,725	9,005
*	Neurocrine Biosciences Inc.	66,084	8,707
		Shares	Market Value• ($000)
	Viatris Inc.	799,444	8,658
	Bio-Techne Corp.	106,087	8,186
*	Charles River Laboratories International Inc.	34,153	8,074
*	Incyte Corp.	126,743	7,958
	Teleflex Inc.	31,366	7,821
	Royalty Pharma plc Class A	255,916	7,189
*	United Therapeutics Corp.	31,611	6,951
*	Karuna Therapeutics Inc.	21,873	6,923
*	Henry Schein Inc.	87,667	6,637
*	Repligen Corp.	35,810	6,439
*	Penumbra Inc.	24,562	6,178
	Chemed Corp.	10,195	5,962
	Universal Health Services Inc. Class B	39,096	5,960
*	Sarepta Therapeutics Inc.	59,961	5,782
*	Cytokinetics Inc.	67,420	5,629
*	ImmunoGen Inc.	178,935	5,305
*	Catalent Inc.	115,317	5,181
*	Tenet Healthcare Corp.	67,626	5,110
*	Exelixis Inc.	210,445	5,049
*	Medpace Holdings Inc.	16,473	5,049
	DENTSPLY SIRONA Inc.	140,747	5,009
*	Jazz Pharmaceuticals plc	40,157	4,939
*	Elanco Animal Health Inc. (XNYS)	328,302	4,892
*	Natera Inc.	77,038	4,826
*	Shockwave Medical Inc.	24,800	4,726
*	Ionis Pharmaceuticals Inc.	91,207	4,614
*	Acadia Healthcare Co. Inc.	59,112	4,597
	Encompass Health Corp.	67,155	4,481
	Bruker Corp.	60,916	4,476
*	Intra-Cellular Therapies Inc.	61,899	4,433
*	Bio-Rad Laboratories Inc. Class A	13,537	4,371
	Ensign Group Inc.	38,034	4,268
*	Globus Medical Inc. Class A	80,091	4,268
*	Inspire Medical Systems Inc.	20,040	4,077
*	Apellis Pharmaceuticals Inc.	67,014	4,011
*	Option Care Health Inc.	118,239	3,983
*	Masimo Corp.	33,386	3,913
*	HealthEquity Inc.	57,667	3,823
*	Blueprint Medicines Corp.	40,643	3,749
*	Vaxcyte Inc.	58,261	3,659
*	10X Genomics Inc. Class A	63,599	3,559

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Bridgebio Pharma Inc.	88,090	3,556
*	DaVita Inc.	33,701	3,530
*	Halozyme Therapeutics Inc.	88,127	3,257
*	Alkermes plc	112,891	3,132
*	Insmed Inc.	97,836	3,032
*	REVOLUTION Medicines Inc.	105,550	3,027
*	Haemonetics Corp.	34,494	2,950
	Perrigo Co. plc	90,329	2,907
*	Amicus Therapeutics Inc.	202,229	2,870
*	Merit Medical Systems Inc.	37,663	2,861
*	Lantheus Holdings Inc.	45,456	2,818
*	Envista Holdings Corp.	116,794	2,810
*	Neogen Corp.	131,310	2,641
*	agilon health Inc.	205,802	2,583
*	Ultragenyx Pharmaceutical Inc.	53,841	2,575
*	ACADIA Pharmaceuticals Inc.	80,942	2,534
	Organon & Co.	174,105	2,511
*	Azenta Inc.	38,317	2,496
*	Madrigal Pharmaceuticals Inc.	10,726	2,482
*	Teladoc Health Inc.	115,194	2,482
*	Glaukos Corp.	30,933	2,459
*	QuidelOrtho Corp.	33,212	2,448
*	Evolent Health Inc. Class A	73,590	2,431
	CONMED Corp.	20,893	2,288
*	Mirati Therapeutics Inc.	38,939	2,288
*	Integer Holdings Corp.	22,540	2,233
*	Inari Medical Inc.	32,170	2,088
*	Axonics Inc.	33,508	2,085
*	Amedisys Inc.	21,896	2,081
*	iRhythm Technologies Inc.	19,438	2,081
*	Cerevel Therapeutics Holdings Inc.	48,961	2,076
*	Fortrea Holdings Inc.	58,912	2,056
*	Prestige Consumer Healthcare Inc.	33,520	2,052
*	Doximity Inc. Class A	73,069	2,049
*	Arrowhead Pharmaceuticals Inc.	66,161	2,025
*	Axsome Therapeutics Inc.	25,415	2,023
*	Guardant Health Inc.	74,211	2,007
*	Integra LifeSciences Holdings Corp.	45,806	1,995
*	Progyny Inc.	52,986	1,970
*	Krystal Biotech Inc.	15,736	1,952
*	Rhythm Pharmaceuticals Inc.	40,626	1,868
*	Cymabay Therapeutics Inc.	77,981	1,842
*	Intellia Therapeutics Inc.	59,124	1,803
*	Pacific Biosciences of California Inc.	183,137	1,797
*	Enovis Corp.	32,007	1,793
		Shares	Market Value• ($000)
	Premier Inc. Class A	79,437	1,776
*	Corcept Therapeutics Inc.	53,616	1,741
*,1	Ginkgo Bioworks Holdings Inc.	1,006,233	1,701
*	TransMedics Group Inc.	21,384	1,688
*	Nuvalent Inc. Class A	22,871	1,683
*	Immunovant Inc.	39,614	1,669
	Patterson Cos. Inc.	57,704	1,642
	Select Medical Holdings Corp.	69,495	1,633
*	Surgery Partners Inc.	50,855	1,627
*	CorVel Corp.	6,464	1,598
*	TG Therapeutics Inc.	92,514	1,580
*	ICU Medical Inc.	15,644	1,560
*	Amphastar Pharmaceuticals Inc.	25,012	1,547
*	Privia Health Group Inc.	66,279	1,526
*	SpringWorks Therapeutics Inc.	41,029	1,498
*	Denali Therapeutics Inc.	68,961	1,480
*	Crinetics Pharmaceuticals Inc.	41,525	1,477
*	Certara Inc.	82,746	1,455
*	PTC Therapeutics Inc.	51,992	1,433
*	NeoGenomics Inc.	88,491	1,432
*	Ideaya Biosciences Inc.	39,781	1,415
*	Celldex Therapeutics Inc.	35,535	1,409
*	Rocket Pharmaceuticals Inc.	46,898	1,406
*	Arcellx Inc.	25,140	1,395
*	Veracyte Inc.	50,564	1,391
*	Twist Bioscience Corp.	37,019	1,365
*	Iovance Biotherapeutics Inc.	159,618	1,298
*	RadNet Inc.	37,320	1,298
*	Beam Therapeutics Inc.	47,486	1,293
*	Arvinas Inc.	30,886	1,271
*	Dynavax Technologies Corp.	90,730	1,268
*	Tandem Diabetes Care Inc.	42,362	1,253
*	PROCEPT BioRobotics Corp.	29,780	1,248
*	Apollo Medical Holdings Inc.	32,200	1,233
*	Catalyst Pharmaceuticals Inc.	69,580	1,170
*	Viking Therapeutics Inc.	62,540	1,164
*	Vericel Corp.	31,914	1,136
*	AtriCure Inc.	31,794	1,135
*	Myriad Genetics Inc.	59,007	1,129
*	Sotera Health Co.	66,690	1,124
*	Omnicell Inc.	29,409	1,107
*	Syndax Pharmaceuticals Inc.	51,212	1,107
*	R1 RCM Inc.	102,085	1,079
*	Recursion Pharmaceuticals Inc. Class A	109,042	1,075
*	Novocure Ltd.	69,805	1,042

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Ironwood Pharmaceuticals Inc.	89,809	1,027
*	Supernus Pharmaceuticals Inc.	35,504	1,027
*	Inhibrx Inc.	26,856	1,021
*	Addus HomeCare Corp.	10,934	1,015
*	STAAR Surgical Co.	31,579	986
*	RayzeBio Inc.	15,689	975
*	Owens & Minor Inc.	50,511	973
*	Pacira BioSciences Inc.	28,710	969
*	Alphatec Holdings Inc.	63,076	953
	US Physical Therapy Inc.	10,104	941
*	Mirum Pharmaceuticals Inc.	31,401	927
*	Ardelyx Inc.	146,614	909
*	UFP Technologies Inc.	5,138	884
*	BioCryst Pharmaceuticals Inc.	146,295	876
*	Hims & Hers Health Inc.	98,255	874
*	Relay Therapeutics Inc.	77,937	858
*	Xencor Inc.	39,729	843
*	Protagonist Therapeutics Inc.	36,191	830
*	Agios Pharmaceuticals Inc.	36,572	814
*	Sage Therapeutics Inc.	37,521	813
	National HealthCare Corp.	8,649	799
*	Viridian Therapeutics Inc.	36,549	796
*	Phreesia Inc.	34,256	793
*	Warby Parker Inc. Class A	56,145	792
*	Morphic Holding Inc.	26,581	768
*	Scholar Rock Holding Corp.	40,726	766
*	Akero Therapeutics Inc.	32,547	760
*	Harmony Biosciences Holdings Inc.	23,247	751
*	Geron Corp. (XNGS)	355,050	749
	LeMaitre Vascular Inc.	12,968	736
*	Avanos Medical Inc.	32,399	727
*	Ligand Pharmaceuticals Inc.	10,173	727
	Embecta Corp.	37,671	713
*	Kura Oncology Inc.	48,316	695
*	Brookdale Senior Living Inc.	117,747	685
*	Vir Biotechnology Inc.	67,206	676
*	Kymera Therapeutics Inc.	26,515	675
*	RxSight Inc.	16,736	675
*	Collegium Pharmaceutical Inc.	21,847	672
*	Cytek Biosciences Inc.	71,870	655
*	Cabaletta Bio Inc.	28,388	644
*	ADMA Biologics Inc.	141,451	639
*	Rapt Therapeutics Inc.	25,392	631
*	Quanterix Corp.	22,735	622
		Shares	Market Value• ($000)
*	EyePoint Pharmaceuticals Inc.	26,781	619
*	MiMedx Group Inc.	70,033	614
*	Keros Therapeutics Inc.	15,051	598
*	Alignment Healthcare Inc.	69,296	597
*	Day One Biopharmaceuticals Inc.	40,860	597
*	Pliant Therapeutics Inc.	32,770	593
*	Deciphera Pharmaceuticals Inc.	36,644	591
*,1	Cassava Sciences Inc.	26,237	591
*	Verve Therapeutics Inc.	42,135	587
*	Soleno Therapeutics Inc.	14,591	587
*	MannKind Corp.	160,991	586
*	Arcus Biosciences Inc.	30,654	585
*	Editas Medicine Inc.	57,163	579
*	Accolade Inc.	48,104	578
*	89bio Inc.	51,642	577
*	Disc Medicine Inc.	9,765	564
*	ANI Pharmaceuticals Inc.	10,210	563
*	Varex Imaging Corp.	27,432	562
*	Innoviva Inc.	34,734	557
*	Amneal Pharmaceuticals Inc.	91,556	556
*	Alpine Immune Sciences Inc.	28,788	549
*	Amylyx Pharmaceuticals Inc.	36,686	540
*	Healthcare Services Group Inc.	51,351	532
*	Pediatrix Medical Group Inc.	55,482	516
*	SI-BONE Inc.	24,527	515
*	Zentalis Pharmaceuticals Inc.	34,017	515
*	4D Molecular Therapeutics Inc.	24,930	505
	National Research Corp.	12,703	503
*	Arcturus Therapeutics Holdings Inc.	15,956	503
*	Maravai LifeSciences Holdings Inc. Class A	74,883	490
*	Olema Pharmaceuticals Inc.	34,371	482
*	Nevro Corp.	22,284	480
*	Avidity Biosciences Inc.	52,805	478
*	Revance Therapeutics Inc.	54,270	477
*	Artivion Inc.	26,298	470
*,1	ImmunityBio Inc.	90,514	454
*,1	Anavex Life Sciences Corp.	48,655	453
*	OmniAb Inc.	72,981	450
*	Zymeworks Inc.	42,912	446
*	CareDx Inc.	36,939	443
*	Travere Therapeutics Inc.	49,248	443
*	REGENXBIO Inc.	24,573	441

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	BioLife Solutions Inc.	25,648	417
	HealthStream Inc.	15,412	417
*	OPKO Health Inc.	273,854	414
*	Adaptive Biotechnologies Corp.	83,604	410
*	Marinus Pharmaceuticals Inc.	37,627	409
*	Tarsus Pharmaceuticals Inc.	20,054	406
*	Dyne Therapeutics Inc.	30,414	404
*,1	Novavax Inc.	84,056	403
*	Savara Inc.	85,084	400
*	Liquidia Corp.	33,257	400
*	Ambrx Biopharma Inc.	28,118	400
*	MacroGenics Inc.	41,349	398
*	OraSure Technologies Inc.	47,836	392
*	LifeStance Health Group Inc.	49,785	390
*	Acelyrin Inc.	52,232	390
*	Fulgent Genetics Inc.	13,415	388
*	Treace Medical Concepts Inc.	30,249	386
*	Tango Therapeutics Inc.	38,224	378
*	Evolus Inc.	35,670	376
*	Apogee Therapeutics Inc.	13,123	367
*	AdaptHealth Corp.	49,976	364
*	PetIQ Inc.	18,318	362
	Atrion Corp.	950	360
*	Health Catalyst Inc.	38,571	357
*	An2 Therapeutics Inc.	17,261	354
*	Edgewise Therapeutics Inc.	32,287	353
*	Kiniksa Pharmaceuticals Ltd. Class A	19,941	350
*	Sana Biotechnology Inc.	85,796	350
*	Multiplan Corp.	240,079	346
*	Enhabit Inc.	33,323	345
*	Altimmune Inc.	30,386	342
*	Zimvie Inc.	18,957	336
*	GoodRx Holdings Inc. Class A	49,148	329
*	Orthofix Medical Inc.	24,357	328
*	Castle Biosciences Inc.	15,171	327
*	ALX Oncology Holdings Inc.	21,569	321
*	Cogent Biosciences Inc.	54,368	320
*	DocGo Inc.	56,968	318
*	Surmodics Inc.	8,541	310
*	Organogenesis Holdings Inc.	75,365	308
*	Pulmonx Corp.	23,982	306
*	OrthoPediatrics Corp.	9,379	305
*	HilleVax Inc.	18,825	302
*	ORIC Pharmaceuticals Inc.	32,768	301
*	Silk Road Medical Inc.	24,464	300
*	MaxCyte Inc.	63,539	299
		Shares	Market Value• ($000)
*	Caribou Biosciences Inc.	51,927	298
	Tourmaline Bio Inc.	11,089	290
*	Nurix Therapeutics Inc.	27,960	289
*	Icosavax Inc.	18,146	286
*	Replimune Group Inc.	33,816	285
*	Alector Inc.	35,666	285
*	Fulcrum Therapeutics Inc.	41,311	279
*	Community Health Systems Inc.	88,429	277
*	CVRx Inc.	8,704	274
*	AnaptysBio Inc.	12,747	273
*	Avid Bioservices Inc.	41,974	273
*	Pennant Group Inc.	19,258	268
*	ModivCare Inc.	6,033	265
*	Paragon 28 Inc.	21,144	263
*,1	Biomea Fusion Inc.	17,973	261
*	Lyell Immunopharma Inc.	133,452	259
*	Theravance Biopharma Inc.	22,737	256
*,1	Prime Medicine Inc.	28,911	256
*	Cerus Corp.	117,250	253
*	Immunome Inc.	23,538	252
*	Anika Therapeutics Inc.	11,076	251
*	Nkarta Inc.	37,665	249
*	SomaLogic Inc.	97,861	248
*	Vera Therapeutics Inc.	16,082	247
	iRadimed Corp.	5,161	245
*	Tactile Systems Technology Inc.	17,169	245
*	Allogene Therapeutics Inc.	75,178	241
*	Coherus Biosciences Inc.	72,373	241
*	Harrow Inc.	21,068	236
*	Voyager Therapeutics Inc.	27,939	236
*	Arbutus Biopharma Corp.	94,484	236
*	American Well Corp. Class A	158,201	236
*	Ocular Therapeutix Inc.	52,253	233
*	Avita Medical Inc.	16,954	233
*	Axogen Inc.	32,599	223
*	Phathom Pharmaceuticals Inc.	24,407	223
*	KalVista Pharmaceuticals Inc.	17,876	219
*	Sharecare Inc.	197,135	213
*	Fennec Pharmaceuticals Inc.	18,720	210
*	Celcuity Inc.	14,331	209
*,1	Enliven Therapeutics Inc.	14,831	205
*	iTeos Therapeutics Inc.	18,508	203
*	Fate Therapeutics Inc.	54,076	202
*	Scilex Holding Co. (XNCM)	98,337	201
*	AngioDynamics Inc.	25,475	200
*	908 Devices Inc.	17,668	198

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Summit Therapeutics Inc. (XNMS)	75,930	198
*	Clover Health Investments Corp.	207,451	197
	Agenus Inc.	236,170	196
*	Outset Medical Inc.	35,262	191
*	Talkspace Inc.	75,188	191
*	Cullinan Oncology Inc.	18,523	189
*,1	Entrada Therapeutics Inc.	12,169	184
*	Xeris Biopharma Holdings Inc.	78,258	184
*	Invivyd Inc.	45,821	181
*	Agiliti Inc.	22,749	180
*	Bluebird Bio Inc.	129,160	178
*	Aura Biosciences Inc.	19,830	176
*	Korro Bio Inc.	3,681	176
*	Sutro Biopharma Inc.	40,875	175
*	Aerovate Therapeutics Inc.	7,673	174
*	Esperion Therapeutics Inc.	57,940	173
*	Astria Therapeutics Inc.	22,465	173
*	Mersana Therapeutics Inc.	74,321	172
*	Rigel Pharmaceuticals Inc.	118,372	172
*	Terns Pharmaceuticals Inc.	26,275	171
*	Genelux Corp.	12,171	170
*	Taysha Gene Therapies Inc.	94,415	167
*	Monte Rosa Therapeutics Inc.	29,490	167
*	Zynex Inc.	15,250	166
*	Atea Pharmaceuticals Inc.	54,141	165
*	Verastem Inc.	20,279	165
	Utah Medical Products Inc.	1,908	161
*	Accuray Inc.	56,460	160
*	Y-mAbs Therapeutics Inc.	23,165	158
*	Zevra Therapeutics Inc.	24,085	158
*	Vanda Pharmaceuticals Inc.	37,164	157
*	23andMe Holding Co. Class A	172,212	157
*	2seventy bio Inc.	36,686	157
	Phibro Animal Health Corp. Class A	13,442	156
*	C4 Therapeutics Inc.	27,453	155
*,1	Senseonics Holdings Inc.	269,188	153
*	OptimizeRx Corp.	10,556	151
*	Poseida Therapeutics Inc.	44,843	151
*	Nuvation Bio Inc.	100,004	151
*,1	Sera Prognostics Inc. Class A	25,316	151
*,1	Shattuck Labs Inc.	21,109	150
		Shares	Market Value• ($000)
*	Akebia Therapeutics Inc.	115,906	144
*	Gossamer Bio Inc.	153,515	140
*	Aldeyra Therapeutics Inc.	39,700	139
*	Puma Biotechnology Inc.	31,801	138
*	Immuneering Corp. Class A	18,782	138
*,1	Omeros Corp.	41,682	136
	SIGA Technologies Inc.	24,311	136
*	Sanara Medtech Inc.	3,304	136
*	Harvard Bioscience Inc.	25,313	135
*,1	Pulse Biosciences Inc.	11,003	135
*,1	Zomedica Corp.	672,102	135
*	Dianthus Therapeutics Inc.	12,650	132
*	Ovid therapeutics Inc.	40,633	131
*	ClearPoint Neuro Inc.	19,277	131
*	Annexon Inc.	28,844	131
*	Praxis Precision Medicines Inc.	5,877	131
*	Semler Scientific Inc.	2,930	130
*	Codexis Inc.	41,959	128
*	Orchestra BioMed Holdings Inc.	13,952	127
*,1	Harpoon Therapeutics Inc.	11,186	127
*	Heron Therapeutics Inc.	73,891	126
*	Lexicon Pharmaceuticals Inc.	81,719	125
*	Standard Bio Tools Inc.	55,941	124
*,2	PDL BioPharma Inc.	76,234	123
*	Lyra Therapeutics Inc.	23,364	122
*	Viemed Healthcare Inc.	15,567	122
*	Absci Corp.	28,820	121
*	Enanta Pharmaceuticals Inc.	12,671	119
*	Joint Corp.	12,384	119
*	Larimar Therapeutics Inc.	26,178	119
*	Augmedix Inc.	20,408	119
*	Abeona Therapeutics Inc.	23,529	118
*	CorMedix Inc.	30,814	116
*	Stoke Therapeutics Inc.	21,635	114
*	Third Harmonic Bio Inc.	10,433	114
*	Precigen Inc.	84,404	113
*	Arcutis Biotherapeutics Inc.	34,869	113
*	Nautilus Biotechnology Inc.	37,768	113
*	TScan Therapeutics Inc.	19,120	111
*	Mineralys Therapeutics Inc.	12,895	111
*	Allakos Inc.	39,930	109
*,1	Invitae Corp.	174,382	109
*	Lineage Cell Therapeutics Inc.	99,941	109
*	Merrimack Pharmaceuticals Inc.	8,157	109

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Vistagen Therapeutics Inc.	21,184	109
*	Quantum-Si Inc.	53,609	108
*	Tela Bio Inc.	16,235	107
*	Optinose Inc.	81,301	105
*	Tyra Biosciences Inc.	7,492	104
*	X4 Pharmaceuticals Inc.	120,734	101
*	Inovio Pharmaceuticals Inc.	195,712	100
*	Innovage Holding Corp.	16,618	100
*	InfuSystem Holdings Inc.	9,429	99
*	Myomo Inc.	19,705	99
*	Longboard Pharmaceuticals Inc.	16,186	98
*	Inozyme Pharma Inc.	22,831	97
*	GlycoMimetics Inc.	39,833	94
*	Capricor Therapeutics Inc.	19,231	94
*	FONAR Corp.	4,742	93
*	Actinium Pharmaceuticals Inc.	18,282	93
*	Sight Sciences Inc.	17,966	93
*	Computer Programs and Systems Inc.	8,198	92
*	Seres Therapeutics Inc.	66,052	92
*	ARS Pharmaceuticals Inc.	16,780	92
*	Humacyte Inc.	32,332	92
*	PMV Pharmaceuticals Inc.	29,279	91
*	Foghorn Therapeutics Inc.	13,954	90
*	Butterfly Network Inc.	83,265	90
*	Applied Therapeutics Inc.	26,670	89
*	Relmada Therapeutics Inc.	21,534	89
*	Aveanna Healthcare Holdings Inc.	33,268	89
*	Erasca Inc.	40,997	87
*	Compass Therapeutics Inc.	55,213	86
*	XOMA Corp.	4,608	85
*	PDS Biotechnology Corp.	17,161	85
*	scPharmaceuticals Inc.	13,399	84
*,1	Annovis Bio Inc.	4,518	84
*	Inogen Inc.	15,064	83
*	Tenaya Therapeutics Inc.	25,755	83
*	Anixa Biosciences Inc.	21,079	82
*,1	IGM Biosciences Inc.	9,841	82
*,1	CEL–SCI Corp.	29,843	81
*	G1 Therapeutics Inc.	26,630	81
*	Gritstone bio Inc.	39,292	80
*,1	Verrica Pharmaceuticals Inc.	10,956	80
*	Janux Therapeutics Inc.	7,344	79
*	Ocugen Inc.	135,443	78
*	Atossa Therapeutics Inc.	87,558	77
		Shares	Market Value• ($000)
*	Karyopharm Therapeutics Inc.	87,962	76
*	Ventyx Biosciences Inc.	30,664	76
*	CytomX Therapeutics Inc.	48,168	75
*	Emergent BioSolutions Inc.	30,037	72
*	BioAtla Inc.	28,992	71
*	Bioventus Inc. Class A	13,494	71
*	Biote Corp. Class A	14,293	71
*	Nektar Therapeutics	122,239	69
*	Achieve Life Sciences Inc.	16,807	69
*	Eton Pharmaceuticals Inc.	15,500	68
*	Stereotaxis Inc.	37,475	66
*	Greenwich Lifesciences Inc.	6,258	66
*	Assertio Holdings Inc.	61,718	66
*	Seer Inc.	33,292	65
*,1	Citius Pharmaceuticals Inc.	85,694	65
*,1	Ocuphire Pharma Inc.	21,645	65
*	Mural Oncology plc	10,902	65
*	Cue Biopharma Inc.	24,434	64
*	Akoya Biosciences Inc.	13,086	64
	Carisma Therapeutics Inc.	21,948	64
*	Kodiak Sciences Inc.	20,721	63
*	Vor BioPharma Inc.	28,015	63
*	Galectin Therapeutics Inc.	37,318	62
*,1	Cartesian Therapeutics Inc. (XNMS)	89,345	62
*	Sangamo Therapeutics Inc.	110,293	60
*	KORU Medical Systems Inc.	24,313	60
*	enVVeno Medical Corp.	11,710	60
*	Syros Pharmaceuticals Inc.	7,704	60
*	Prelude Therapeutics Inc.	13,754	59
*	Graphite Bio Inc.	22,375	59
*	Acumen Pharmaceuticals Inc.	15,267	59
*	Jasper Therapeutics Inc.	74,930	59
*	Oncology Institute Inc.	29,068	59
*	FibroGen Inc.	65,439	58
*	Lexeo Therapeutics Inc.	4,272	57
*	Athira Pharma Inc.	22,843	55
*	Hyperfine Inc.	49,477	55
*	ChromaDex Corp.	37,499	54
*	Neuronetics Inc.	18,525	54
*	Asensus Surgical Inc.	165,733	53
*	NeuroPace Inc.	5,190	53
*	Omega Therapeutics Inc.	17,625	53
*	Adverum Biotechnologies Inc.	67,508	51
*	Corvus Pharmaceuticals Inc.	29,109	51

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Enzo Biochem Inc.	36,523	51
*	Personalis Inc.	24,439	51
*	Black Diamond Therapeutics Inc.	18,268	51
*	Inmune Bio Inc.	4,464	50
*	Reviva Pharmaceuticals Holdings Inc.	9,618	50
*	Chimerix Inc.	50,447	49
*	Apyx Medical Corp.	18,313	48
*	Vaxart Inc.	82,063	47
*	Inotiv Inc.	12,773	47
*,1	Rani Therapeutics Holdings Inc. Class A	14,248	47
*	Nuvectis Pharma Inc.	5,612	47
*	XBiotech Inc.	11,624	46
*	Century Therapeutics Inc.	13,813	46
*	Diamedica Therapeutics Inc.	15,764	45
*	Pro-Dex Inc.	2,523	44
*	Bioxcel Therapeutics Inc.	15,053	44
*	ProKidney Corp.	24,730	44
*	Cidara Therapeutics Inc.	54,780	43
*	Forian Inc.	14,566	43
*	Aclaris Therapeutics Inc.	40,404	42
*	Outlook Therapeutics Inc.	105,871	42
*	Perspective Therapeutics Inc.	104,951	42
*	Trevi Therapeutics Inc.	31,348	42
*	Aquestive Therapeutics Inc.	20,542	41
*	Generation Bio Co.	25,032	41
*	Kezar Life Sciences Inc.	43,585	41
*	Cardiff Oncology Inc.	27,727	41
*	Cutera Inc.	11,232	40
*	Clearside Biomedical Inc.	33,371	39
*	Eagle Pharmaceuticals Inc.	7,396	39
*	Adicet Bio Inc.	20,544	39
*	Curis Inc.	3,056	39
*	Theseus Pharmaceuticals Inc.	9,484	38
*	Dyadic International Inc.	23,051	37
*	Bionano Genomics Inc.	19,836	37
*	Cargo Therapeutics Inc.	1,614	37
*	Kinnate Biopharma Inc.	15,091	36
*	Vigil Neuroscience Inc.	10,718	36
*	Ekso Bionics Holdings Inc.	14,085	35
*	Scynexis Inc.	15,858	35
*	Eyenovia Inc.	16,207	34
*	CareMax Inc.	67,977	34
*	Vaxxinity Inc. Class A	40,231	34
*	CytoSorbents Corp.	29,596	33
*	Rezolute Inc.	33,333	33
*	Matinas BioPharma Holdings Inc.	146,195	32
*	Beyond Air Inc.	16,450	32
*	Kronos Bio Inc.	25,786	32
		Shares	Market Value• ($000)
*	P3 Health Partners Inc.	22,736	32
*	Atara Biotherapeutics Inc.	60,082	31
*	Passage Bio Inc.	30,974	31
*	Acrivon Therapeutics Inc.	6,404	31
*	Co.-Diagnostics Inc.	22,364	30
*	Design Therapeutics Inc.	11,218	30
*	Palatin Technologies Inc.	7,653	30
*	Spero Therapeutics Inc.	19,689	29
*	Dermtech Inc.	16,722	29
*	Werewolf Therapeutics Inc.	7,424	29
*	iCAD Inc.	15,565	28
*	Milestone Scientific Inc.	37,457	26
*	Sensus Healthcare Inc.	11,106	26
*	Lantern Pharma Inc.	5,987	26
*,1	Rallybio Corp.	11,052	26
*	GeneDx Holdings Corp.	9,600	26
*	Cara Therapeutics Inc.	33,488	25
*	NGM Biopharmaceuticals Inc.	29,422	25
*	PepGen Inc.	3,638	25
*	Lensar Inc.	6,985	24
*	Eledon Pharmaceuticals Inc.	13,263	24
	Mei Pharma Inc.	4,079	24
*	Corbus Pharmaceuticals Holdings Inc.	3,766	23
*	NanoString Technologies Inc.	29,545	22
*	Movano Inc.	28,211	22
*	Bolt Biotherapeutics Inc.	18,932	21
*	Reneo Pharmaceuticals Inc.	13,013	21
*	Alpha Teknova Inc.	5,588	21
*	Aadi Bioscience Inc.	10,337	21
*	Pyxis Oncology Inc.	11,615	21
*	ElectroCore Inc.	3,704	21
*	Neurogene Inc.	1,072	21
*	Exagen Inc.	9,919	20
*	IRIDEX Corp.	7,102	20
*,2	Tobira Therapeutics Inc. CVR	4,500	20
*	Ikena Oncology Inc.	9,909	20
*	Homology Medicines Inc.	30,844	19
*	Lumos Pharma Inc.	5,932	19
*	AIM ImmunoTech Inc.	43,668	19
*	Oncternal Therapeutics Inc.	34,025	18
*	Solid Biosciences Inc.	2,867	18
*	CareCloud Inc.	11,111	17
*	BioSig Technologies Inc.	34,130	16
*	Quince Therapeutics Inc.	14,974	16
*	Aligos Therapeutics Inc.	24,596	16

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	SELLAS Life Sciences Group Inc.	14,948	16
*	Rain Oncology Inc.	13,141	16
*	Viracta Therapeutics Inc.	28,450	16
*,1,2	Cartesian Therapeutics Inc.	89,345	16
*	Dare Bioscience Inc.	44,843	14
*	Bright Health Group Inc.	1,899	14
*	PAVmed Inc.	3,442	14
*	Allovir Inc.	19,387	13
*	Equillium Inc.	17,857	13
*	Cellectar Biosciences Inc.	4,608	13
*	Cocrystal Pharma Inc.	7,576	13
*	Science 37 Holdings Inc.	2,397	13
*	Strata Skin Sciences Inc.	21,171	12
*	TherapeuticsMD Inc.	5,486	12
*	Dominari Holdings Inc.	4,463	12
*	Lipocine Inc.	4,409	12
*	Onconova Therapeutics Inc.	14,441	11
*,1	Cano Health Inc.	1,856	11
*	Societal CDMO Inc.	29,155	10
*	Retractable Technologies Inc.	9,432	10
*	Sensei Biotherapeutics Inc.	15,072	10
*	Hepion Pharmaceuticals Inc.	3,104	10
*	Synlogic Inc.	2,604	10
*,1	BrainStorm Cell Therapeutics Inc.	33,748	9
*	Bright Green Corp.	26,666	9
*	Durect Corp.	15,978	9
*,2	Spectrum Pharmaceuticals Inc. CVR	109,299	9
*	Alaunos Therapeutics Inc.	111,142	8
*	NRX Pharmaceuticals Inc.	17,185	8
*	Cue Health Inc.	51,949	8
*	Oncocyte Corp.	3,384	8
*	Incannex Healthcare Inc.	1,700	8
*	Orgenesis Inc.	14,863	7
*	Genprex Inc.	32,101	7
*,1	MyMD Pharmaceuticals Inc.	26,030	7
*,1	SAB Biotherapeutics Inc.	10,730	7
*	Molecular Templates Inc.	1,906	7
*	Precipio Inc.	1,034	7
*	Sagimet Biosciences Inc. Class A	1,022	6
*,1	Neumora Therapeutics Inc.	360	6
		Shares	Market Value• ($000)
*	Surrozen Inc.	676	6
*	Rapid Micro Biosystems Inc. Class A	7,185	5
*,1	Aprea Therapeutics Inc.	1,136	5
*	eFFECTOR Therapeutics Inc.	9,544	4
*	Instil Bio Inc.	464	4
*	Atreca Inc. Class A	21,020	3
*	AcelRx Pharmaceuticals Inc.	4,532	3
*,1	Sientra Inc.	4,367	3
*	Seelos Therapeutics Inc.	2,438	3
*	GT Biopharma Inc.	6,559	2
*	Venus Concept Inc.	1,850	2
*	Turnstone Biologics Corp.	933	2
*	TFF Pharmaceuticals Inc.	243	2
*,2	Surface Oncology Inc. CVR	15,512	1
*,2	Synergy Pharmaceuticals LLC	412,534	—
*,2	OmniAb Inc. 12.5 Earnout	3,939	—
*,2	OmniAb Inc. 15 Earnout	3,939	—
			3,741,585
Industrials (13.0%)
	Visa Inc. Class A	1,058,607	275,608
	Mastercard Inc. Class A	561,039	239,289
	Accenture plc Class A	420,503	147,559
*	Boeing Co.	405,711	105,753
	Caterpillar Inc.	341,375	100,934
	Union Pacific Corp.	408,179	100,257
	General Electric Co.	729,057	93,050
	Honeywell International Inc.	442,078	92,708
	RTX Corp.	965,048	81,199
	United Parcel Service Inc. Class B (XNYS)	485,035	76,262
	Lockheed Martin Corp.	166,336	75,390
	Deere & Co.	173,945	69,555
	American Express Co.	366,346	68,631
	Eaton Corp. plc	267,669	64,460
	Automatic Data Processing Inc.	275,827	64,259
*	Fiserv Inc.	401,836	53,380
	Illinois Tool Works Inc.	191,591	50,185
	Sherwin-Williams Co.	154,448	48,172
	CSX Corp.	1,324,735	45,929
*	PayPal Holdings Inc.	723,915	44,456
	General Dynamics Corp.	164,689	42,765
	Northrop Grumman Corp.	90,815	42,514
	3M Co.	372,617	40,734
	Parker-Hannifin Corp.	86,125	39,678
	FedEx Corp.	151,401	38,300
	Trane Technologies plc	152,834	37,276
	Emerson Electric Co.	381,177	37,100
	Norfolk Southern Corp.	151,768	35,875

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	TransDigm Group Inc.	35,206	35,614
	Cintas Corp.	57,975	34,939
	PACCAR Inc.	351,219	34,297
	Carrier Global Corp.	560,909	32,224
	Capital One Financial Corp.	243,340	31,907
*	Block Inc. (XNYS)	371,487	28,735
	Old Dominion Freight Line Inc.	65,956	26,734
	L3Harris Technologies Inc.	126,780	26,702
	Johnson Controls International plc	457,423	26,366
	Ferguson plc	135,982	26,254
	United Rentals Inc.	45,514	26,099
	Paychex Inc.	217,226	25,874
	AMETEK Inc.	154,913	25,544
	WW Grainger Inc.	29,936	24,808
	Otis Worldwide Corp.	274,529	24,562
	Fidelity National Information Services Inc.	397,664	23,888
	Rockwell Automation Inc.	76,859	23,863
	PPG Industries Inc.	157,639	23,575
	Verisk Analytics Inc.	97,194	23,216
	Cummins Inc.	94,978	22,754
	Global Payments Inc.	174,696	22,186
	Quanta Services Inc.	97,375	21,014
	Ingersoll Rand Inc. (XYNS)	271,698	21,013
	Martin Marietta Materials Inc.	41,278	20,594
	Equifax Inc.	82,702	20,451
	Vulcan Materials Co.	89,151	20,238
	DuPont de Nemours Inc.	259,847	19,990
*	Keysight Technologies Inc.	117,885	18,754
	Xylem Inc.	160,986	18,410
*	Fair Isaac Corp.	15,746	18,329
*	Mettler-Toledo International Inc.	14,577	17,681
	Fortive Corp.	234,670	17,279
	Westinghouse Air Brake Technologies Corp.	120,471	15,288
	Howmet Aerospace Inc.	275,844	14,929
	Dover Corp.	93,220	14,338
*	Teledyne Technologies Inc.	31,491	14,054
*	Builders FirstSource Inc.	82,793	13,821
*	FleetCor Technologies Inc.	46,027	13,008
*	Waters Corp.	39,486	13,000
	Veralto Corp.	156,896	12,906
	Expeditors International of Washington Inc.	97,082	12,349
*	Axon Enterprise Inc.	47,559	12,286
	Ball Corp.	210,921	12,132
		Shares	Market Value• ($000)
	Hubbell Inc.	35,946	11,824
	Booz Allen Hamilton Holding Corp.	87,531	11,196
	JB Hunt Transport Services Inc.	55,280	11,042
	IDEX Corp.	50,679	11,003
	Jacobs Solutions Inc.	84,511	10,970
	Textron Inc.	131,588	10,582
	Synchrony Financial	276,825	10,572
	Carlisle Cos. Inc.	32,688	10,213
	Snap-on Inc.	35,075	10,131
	Stanley Black & Decker Inc.	102,993	10,104
	Masco Corp.	149,677	10,025
	HEICO Corp. Class A	69,836	9,947
	Packaging Corp. of America	60,218	9,810
	Graco Inc.	112,205	9,735
	Watsco Inc.	22,686	9,720
	RPM International Inc.	86,481	9,654
	Lennox International Inc.	21,491	9,618
*	Zebra Technologies Corp. Class A	34,464	9,420
	Nordson Corp.	34,081	9,003
	TransUnion	130,333	8,955
*	Trimble Inc.	167,511	8,912
	Owens Corning	59,757	8,858
	AECOM	91,240	8,433
	Lincoln Electric Holdings Inc.	37,839	8,228
	Pentair plc	110,620	8,043
*	TopBuild Corp.	21,263	7,958
	Jack Henry & Associates Inc.	48,523	7,929
*	Saia Inc.	17,790	7,796
	Allegion plc	58,566	7,420
	Crown Holdings Inc.	80,473	7,411
	Westrock Co.	174,052	7,227
	Advanced Drainage Systems Inc.	50,017	7,034
	Huntington Ingalls Industries Inc.	26,494	6,879
	A O Smith Corp.	82,455	6,798
*	Affirm Holdings Inc.	138,305	6,796
	EMCOR Group Inc.	31,093	6,698
	Toro Co.	69,778	6,698
	nVent Electric plc	112,144	6,627
	ITT Inc.	55,274	6,595
	Regal Rexnord Corp.	44,351	6,565
	Fortune Brands Innovations Inc.	85,150	6,483
	CH Robinson Worldwide Inc.	74,757	6,458
*	XPO Inc.	73,449	6,433
*	Trex Co. Inc.	72,128	5,971
	Knight-Swift Transportation Holdings Inc.	103,379	5,960
	Robert Half Inc.	67,750	5,957
	Tetra Tech Inc.	35,656	5,952

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	WESCO International Inc.	34,163	5,940
	Curtiss-Wright Corp.	25,866	5,763
	Simpson Manufacturing Co. Inc.	28,269	5,597
*	WEX Inc.	28,647	5,573
	Woodward Inc.	40,458	5,508
*	Bill Holdings Inc.	67,264	5,488
*	WillScot Mobile Mini Holdings Corp.	122,481	5,450
	AptarGroup Inc.	43,843	5,420
*	Generac Holdings Inc.	41,268	5,333
	Donaldson Co. Inc.	81,350	5,316
*	Middleby Corp.	35,774	5,265
	AGCO Corp.	42,116	5,113
*	Axalta Coating Systems Ltd.	148,782	5,054
	Graphic Packaging Holding Co.	204,176	5,033
	Comfort Systems USA Inc.	24,109	4,958
	Berry Global Group Inc.	72,277	4,871
*	API Group Corp.	140,737	4,869
*	GXO Logistics Inc.	78,973	4,830
	Cognex Corp.	114,966	4,799
	BWX Technologies Inc.	62,237	4,775
*	FTI Consulting Inc.	23,908	4,761
	Eagle Materials Inc.	23,372	4,741
	Oshkosh Corp.	43,529	4,719
*	Paylocity Holding Corp.	28,394	4,681
	MKS Instruments Inc.	44,436	4,571
	Landstar System Inc.	23,489	4,549
	Applied Industrial Technologies Inc.	25,997	4,489
*	Fluor Corp.	114,539	4,486
	Brunswick Corp.	46,062	4,456
	Littelfuse Inc.	16,590	4,439
	Acuity Brands Inc.	21,040	4,310
	MSA Safety Inc.	25,267	4,266
	Genpact Ltd.	120,129	4,170
*	Atkore Inc.	25,355	4,057
*	Core & Main Inc. Class A	97,222	3,929
*	ATI Inc.	85,980	3,910
*	Chart Industries Inc.	28,610	3,900
	Crane Co.	32,472	3,836
	Watts Water Technologies Inc. Class A	18,246	3,801
	Sensata Technologies Holding plc	100,461	3,774
*	AZEK Co. Inc.	96,451	3,689
*	Mohawk Industries Inc.	35,602	3,685
	Sonoco Products Co.	65,724	3,672
	Flowserve Corp.	87,966	3,626
	Vontier Corp.	103,198	3,565
	Sealed Air Corp.	96,939	3,540
	Maximus Inc.	41,113	3,448
	Allison Transmission Holdings Inc.	59,016	3,432
*	Beacon Roofing Supply Inc.	38,044	3,311
		Shares	Market Value• ($000)
	Esab Corp.	38,065	3,297
	Valmont Industries Inc.	14,117	3,296
	Ryder System Inc.	28,382	3,266
	AAON Inc.	44,158	3,262
*	ExlService Holdings Inc.	103,968	3,207
*	MasTec Inc.	41,857	3,169
	Federal Signal Corp.	41,051	3,150
	Louisiana-Pacific Corp.	44,024	3,118
*	Kirby Corp.	39,383	3,091
	MSC Industrial Direct Co. Inc. Class A	30,423	3,081
*	Summit Materials Inc. Class A	79,728	3,066
	Badger Meter Inc.	19,713	3,043
*	Euronet Worldwide Inc.	29,691	3,013
	Air Lease Corp.	70,382	2,952
	Western Union Co.	246,893	2,943
*	ASGN Inc.	30,558	2,939
	HB Fuller Co.	36,021	2,932
	Exponent Inc.	33,228	2,925
*	SPX Technologies Inc.	28,923	2,922
	Armstrong World Industries Inc.	29,677	2,918
	GATX Corp.	23,895	2,873
	Installed Building Products Inc.	15,637	2,859
*	Shift4 Payments Inc. Class A	37,505	2,788
	Insperity Inc.	23,750	2,784
	Moog Inc. Class A	19,206	2,781
	EnerSys	27,494	2,776
	Zurn Elkay Water Solutions Corp.	91,290	2,685
	MDU Resources Group Inc.	133,393	2,641
	Herc Holdings Inc.	17,583	2,618
	FTAI Aviation Ltd.	56,335	2,614
	ManpowerGroup Inc.	32,658	2,595
	Brink's Co.	29,083	2,558
	Franklin Electric Co. Inc.	26,153	2,528
*	Knife River Corp.	38,003	2,515
	Silgan Holdings Inc.	54,296	2,457
*	Spirit AeroSystems Holdings Inc. Class A	77,114	2,451
	Terex Corp.	42,540	2,444
	Matson Inc.	22,258	2,439
	Otter Tail Corp.	28,449	2,417
*	Verra Mobility Corp.	104,707	2,411
*	Itron Inc.	31,043	2,344
*	AeroVironment Inc.	18,502	2,332
	Hillenbrand Inc.	47,595	2,277
*	ACI Worldwide Inc.	73,391	2,246
	Enpro Inc.	14,248	2,233
*	Aurora Innovation Inc.	508,071	2,220
*	GMS Inc.	26,923	2,219
*	TriNet Group Inc.	18,622	2,215
	Kadant Inc.	7,887	2,211
*	Dycom Industries Inc.	19,051	2,193
*	Marqeta Inc. Class A	313,953	2,191
	Encore Wire Corp.	10,165	2,171
	Belden Inc.	28,037	2,166

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	CSW Industrials Inc.	10,383	2,154
	John Bean Technologies Corp.	21,501	2,138
	Korn Ferry	35,706	2,119
	HEICO Corp.	11,684	2,090
	ESCO Technologies Inc.	17,096	2,001
	Albany International Corp. Class A	20,196	1,984
*	CBIZ Inc.	31,478	1,970
*	Bloom Energy Corp. Class A	132,066	1,955
	McGrath RentCorp.	16,300	1,950
*	Alight Inc. Class A	227,851	1,944
*	Modine Manufacturing Co.	32,293	1,928
	ABM Industries Inc.	42,253	1,894
*	AMN Healthcare Services Inc.	25,272	1,892
	UniFirst Corp.	10,340	1,891
	ArcBest Corp.	15,492	1,862
	EVERTEC Inc.	45,210	1,851
	Crane NXT Co.	32,472	1,847
*	RXO Inc.	78,761	1,832
	Vestis Corp.	86,658	1,832
	Werner Enterprises Inc.	42,673	1,808
*	Resideo Technologies Inc.	95,827	1,803
	Griffon Corp.	29,492	1,798
*	Hub Group Inc. Class A	19,554	1,798
*	Sterling Infrastructure Inc.	20,435	1,797
*	Flywire Corp.	74,610	1,727
*	Kratos Defense & Security Solutions Inc.	84,867	1,722
*	Remitly Global Inc.	88,021	1,709
	Brady Corp. Class A	29,059	1,705
*	O-I Glass Inc.	103,048	1,688
	ICF International Inc.	12,487	1,674
*	MYR Group Inc.	11,527	1,667
*	Gibraltar Industries Inc.	20,893	1,650
	ADT Inc.	238,755	1,628
	Mueller Water Products Inc. Class A	107,014	1,541
	Granite Construction Inc.	29,933	1,522
	Trinity Industries Inc.	55,583	1,478
*	PGT Innovations Inc.	36,106	1,470
	Alamo Group Inc.	6,965	1,464
	Kennametal Inc.	56,262	1,451
*	OSI Systems Inc.	11,131	1,436
*	Joby Aviation Inc.	214,709	1,428
*	Gates Industrial Corp. plc	106,060	1,423
	Patrick Industries Inc.	14,015	1,406
*	AAR Corp.	22,255	1,389
*	Mercury Systems Inc.	37,014	1,354
*	AvidXchange Holdings Inc.	105,906	1,312
	International Seaways Inc.	28,661	1,304
		Shares	Market Value• ($000)
	Standex International Corp.	8,184	1,296
*	Hayward Holdings Inc.	95,158	1,294
*	Masonite International Corp.	14,927	1,264
*	Masterbrand Inc.	85,069	1,263
*	Construction Partners Inc. Class A	28,697	1,249
*	Huron Consulting Group Inc.	12,086	1,242
*	Mirion Technologies Inc.	119,087	1,221
	Tennant Co.	12,963	1,202
	Primoris Services Corp.	35,682	1,185
*	Hillman Solutions Corp.	127,178	1,171
*	NCR Atleos Corp.	47,812	1,161
*	Enovix Corp.	92,192	1,154
	Greif Inc. Class A	17,445	1,144
	H&E Equipment Services Inc.	21,434	1,121
	Forward Air Corp.	17,731	1,115
	Bread Financial Holdings Inc.	33,502	1,104
*	NV5 Global Inc.	9,889	1,099
	Enerpac Tool Group Corp.	35,260	1,096
*	Leonardo DRS Inc.	54,417	1,091
*	Donnelley Financial Solutions Inc.	17,471	1,090
	Barnes Group Inc.	33,140	1,081
*	CoreCivic Inc.	73,790	1,072
*	Legalzoom.com Inc.	94,695	1,070
*	Rocket Lab USA Inc.	182,365	1,008
	Helios Technologies Inc.	22,120	1,003
*	Janus International Group Inc.	76,219	995
*	American Woodmark Corp.	10,668	991
*	JELD-WEN Holding Inc.	52,294	987
	Lindsay Corp.	7,356	950
	AZZ Inc.	15,672	910
	Greenbrier Cos. Inc.	20,106	888
*,1	Symbotic Inc.	17,155	881
*	Payoneer Global Inc.	166,561	868
	Marten Transport Ltd.	40,284	845
*	Triumph Group Inc.	50,771	842
*	Cimpress plc	10,377	831
	Wabash National Corp.	32,081	822
	Kforce Inc.	12,050	814
	Apogee Enterprises Inc.	14,390	769
	Napco Security Technologies Inc.	22,084	756
*	Thermon Group Holdings Inc.	23,090	752
*,1	Archer Aviation Inc. Class A	122,456	752
*	Aspen Aerogels Inc.	45,965	725
*	Energy Recovery Inc.	38,227	720
	TriMas Corp.	28,333	718
	Columbus McKinnon Corp.	18,359	716
*	Proto Labs Inc.	18,265	712
*	Vicor Corp.	15,479	696

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Air Transport Services Group Inc.	39,274	692
	Schneider National Inc. Class B	26,924	685
*	BlueLinx Holdings Inc.	5,916	670
*	SP Plus Corp.	13,055	669
*	Transcat Inc.	6,030	659
*,1	Nikola Corp.	736,071	644
	Quanex Building Products Corp.	20,720	633
	First Advantage Corp.	37,156	616
*	Montrose Environmental Group Inc.	17,944	577
*	ZipRecruiter Inc. Class A	41,212	573
	Deluxe Corp.	26,435	567
	VSE Corp.	8,731	564
*	Cross Country Healthcare Inc.	24,857	563
	Astec Industries Inc.	14,990	558
*	Virgin Galactic Holdings Inc.	223,513	548
*	Ducommun Inc.	10,493	546
	Pitney Bowes Inc.	122,407	539
*	Titan International Inc.	35,420	527
	Gorman-Rupp Co.	14,174	504
	Barrett Business Services Inc.	4,348	503
	Powell Industries Inc.	5,600	495
	Insteel Industries Inc.	12,847	492
*	CryoPort Inc.	31,264	484
*	International Money Express Inc.	21,778	481
	Kaman Corp.	19,711	472
	Douglas Dynamics Inc.	15,634	464
	Myers Industries Inc.	23,354	457
*	Repay Holdings Corp.	53,054	453
	Kelly Services Inc. Class A	20,712	448
	Hyster-Yale Materials Handling Inc.	7,142	444
*	Blue Bird Corp.	15,848	427
	CRA International Inc.	4,137	409
*	Conduent Inc.	110,060	402
	Heartland Express Inc.	28,178	402
	Heidrick & Struggles International Inc.	13,509	399
*	IES Holdings Inc.	4,930	391
	Ennis Inc.	17,315	379
*	Franklin Covey Co.	8,643	376
*,1	PureCycle Technologies Inc.	92,711	375
	Cadre Holdings Inc.	11,279	371
*	CECO Environmental Corp.	18,094	367
	United States Lime & Minerals Inc.	1,592	367
*	Titan Machinery Inc.	12,688	366
	Argan Inc.	7,717	361
	Cass Information Systems Inc.	8,004	361
		Shares	Market Value• ($000)
*	V2X Inc.	7,758	360
	Mesa Laboratories Inc.	3,399	356
	REV Group Inc.	19,601	356
*	Manitowoc Co. Inc.	20,774	347
	Eagle Bulk Shipping Inc.	5,976	331
	Allient Inc.	10,898	329
*	TrueBlue Inc.	21,435	329
*	Astronics Corp.	18,393	320
*	Sterling Check Corp.	22,976	320
*	DXP Enterprises Inc.	9,402	317
*	Green Dot Corp. Class A	32,065	317
	National Presto Industries Inc.	3,924	315
*	I3 Verticals Inc. Class A	14,839	314
*	Great Lakes Dredge & Dock Corp.	40,776	313
*	Hudson Technologies Inc.	23,217	313
*	Vishay Precision Group Inc.	9,031	308
	Resources Connection Inc.	21,381	303
*	Evolv Technologies Holdings Inc.	64,297	303
*	Bowman Consulting Group Ltd.	8,369	297
	FTAI Infrastructure Inc.	74,858	291
*	FARO Technologies Inc.	12,657	285
*	Cantaloupe Inc.	38,378	284
	TTEC Holdings Inc.	12,779	277
	Pactiv Evergreen Inc.	20,016	274
*	Distribution Solutions Group Inc.	8,504	268
	LSI Industries Inc.	18,908	266
*	Custom Truck One Source Inc.	42,513	263
	Shyft Group Inc.	21,374	261
*	Daseke Inc.	32,052	260
	Miller Industries Inc.	6,057	256
*	Aersale Corp.	19,925	253
	Covenant Logistics Group Inc.	5,381	248
*	Limbach Holdings Inc.	5,334	243
*	Forrester Research Inc.	8,441	226
*	Tutor Perini Corp.	24,689	225
*	BrightView Holdings Inc.	25,317	213
*,1	Atmus Filtration Technologies Inc.	8,593	202
*	Advantage Solutions Inc.	53,753	195
*	Moneylion Inc.	3,090	194
	Park-Ohio Holdings Corp.	7,053	190
*	Paymentus Holdings Inc. Class A	10,632	190
*	Radiant Logistics Inc.	28,389	189
*	Target Hospitality Corp.	19,278	188
*	Willdan Group Inc.	8,638	186
*	Concrete Pumping Holdings Inc.	22,106	181

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	L B Foster Co. Class A	7,870	173
*	Iteris Inc.	33,154	172
*	Graham Corp.	9,026	171
*	Ranpak Holdings Corp.	28,481	166
*	SoundThinking Inc.	6,306	161
*	Atlanticus Holdings Corp.	4,164	161
*	Rekor Systems Inc.	47,989	160
*	Performant Financial Corp.	51,043	160
*	Gencor Industries Inc.	9,715	157
	Overseas Shipholding Group Inc. Class A	29,425	155
	Twin Disc Inc.	9,394	152
*	Microvast Holdings Inc.	108,265	152
	Park Aerospace Corp.	10,255	151
*	Blade Air Mobility Inc.	41,940	148
*	Commercial Vehicle Group Inc.	21,010	147
*	TaskUS Inc. Class A	11,061	145
	Information Services Group Inc.	30,277	143
*	Quad/Graphics Inc.	26,173	142
*	Acacia Research Corp.	35,109	138
*	Orion Group Holdings Inc.	27,064	134
	Universal Logistics Holdings Inc.	4,679	131
*	Luna Innovations Inc.	19,734	131
*	CS Disco Inc.	16,686	127
	Kronos Worldwide Inc.	12,662	126
*,1	Desktop Metal Inc. Class A	167,096	125
*	Mistras Group Inc.	15,007	110
	Hurco Cos. Inc.	5,040	109
*	Manitex International Inc.	12,275	107
	Karat Packaging Inc.	4,292	107
*	Smith-Midland Corp.	2,675	106
*	Core Molding Technologies Inc.	5,479	102
	ARC Document Solutions Inc.	30,422	100
*	Paysign Inc.	34,843	98
*	Willis Lease Finance Corp.	1,962	96
*	BlackSky Technology Inc.	67,765	95
*	DLH Holdings Corp.	5,768	91
*	DHI Group Inc.	34,401	89
*,1	Eos Energy Enterprises Inc.	81,245	89
	EVI Industries Inc.	3,692	88
*	TuSimple Holdings Inc. Class A	100,233	88
*	Mayville Engineering Co. Inc.	5,637	81
	BGSF Inc.	8,582	81
*,1	Wrap Technologies Inc.	24,753	77
	Hirequest Inc.	4,907	75
*	Byrna Technologies Inc.	11,420	73
*	Spire Global Inc.	9,335	73
		Shares	Market Value• ($000)
*	PAM Transportation Services Inc.	3,326	69
*	Hyliion Holdings Corp.	84,365	69
*	Amprius Technologies Inc.	13,135	69
*	CPI Card Group Inc.	3,492	67
*,2	Tingo Group Inc.	94,891	65
*	Alpha Pro Tech Ltd.	12,073	64
*	Terran Orbital Corp.	56,410	64
	Frequency Electronics Inc.	5,508	60
*	Danimer Scientific Inc.	58,942	60
*	Markforged Holding Corp.	71,461	59
*	Hireright Holdings Corp.	4,092	55
*	374Water Inc.	36,898	52
*	Babcock & Wilcox Enterprises Inc.	34,947	51
*	RCM Technologies Inc.	1,578	46
*	Hyzon Motors Inc.	51,124	46
*	FreightCar America Inc.	16,584	45
*	Hudson Global Inc.	2,857	44
*	SKYX Platforms Corp.	27,010	43
*	StarTek Inc.	8,991	40
*	Velo3D Inc.	94,353	38
*,1	Workhorse Group Inc.	100,038	36
*	Skillsoft Corp.	2,042	36
*	Redwire Corp.	11,752	33
*	LightPath Technologies Inc. Class A	25,635	32
*	Innovative Solutions & Support Inc.	3,690	31
*	INNOVATE Corp.	25,298	31
*	Usio Inc.	16,474	28
*	RF Industries Ltd.	8,155	25
*	BM Technologies Inc.	12,201	25
*	ClearSign Technologies Corp.	20,576	23
*	Izea Worldwide Inc.	10,892	22
*	Hydrofarm Holdings Group Inc.	23,262	21
*	VirTra Inc.	1,985	19
*	Orion Energy Systems Inc.	20,324	18
*	Mega Matrix Corp.	12,430	18
*	Astra Space Inc.	4,371	10
*,1	Xos Inc.	1,024	8
*	Sarcos Technology & Robotics Corp.	8,758	6
*	AEye Inc.	2,128	5
*	AgEagle Aerial Systems Inc.	23,558	2
			4,075,292
Other (0.0%)[3]
*,2	Lubys Inc.	14,037	11
*,2	Omthera Pharmaceuticals Inc. CVR	31,662	8
*,2	Strongbridge Biopharm CVR	45,385	8
*,2	Alexza Pharmaceuticals Inc. CVR	80,591	3

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,2	Aduro Biotech Inc. CVR	11,427	2
*,2	Adamas Pharmaceuticals Inc. CVR 2024	30,505	2
*,2	Adamas Pharmaceuticals Inc. CVR 2025	30,505	2
*,2	miRagen Therapeutics Inc. CVR	67,673	1
*,2	Spirit MTA REIT	58,489	—
*,2	Ambit Biosciences Corp. CVR	29,736	—
*,2	SRAX Inc.	7,380	—
*,1,2	Gemini Therapeutics Inc. CVR	33,435	—
*,1,2	Next Bridge Hydrocarbons Inc.	49,663	—
*,2	Sesen Bio Inc. CVR	143,290	—
*,2	Magenta Therapeutics Inc. CVR	33,990	—
*,2	Neoleukin Therapeutics Inc.	4,286	—
			37
Real Estate (3.0%)
	Prologis Inc.	619,947	82,639
	American Tower Corp.	312,780	67,523
	Equinix Inc.	62,908	50,665
	Welltower Inc.	372,792	33,615
	Crown Castle Inc.	290,406	33,452
	Public Storage	106,159	32,378
	Simon Property Group Inc.	207,426	29,587
	Realty Income Corp.	484,493	27,820
	Digital Realty Trust Inc.	202,782	27,290
*	CoStar Group Inc.	273,758	23,924
	Extra Space Storage Inc.	141,763	22,729
	VICI Properties Inc.	695,167	22,162
	SBA Communications Corp.	72,502	18,393
*	CBRE Group Inc. Class A	195,066	18,159
	AvalonBay Communities Inc.	94,531	17,698
	Weyerhaeuser Co.	487,043	16,934
	Alexandria Real Estate Equities Inc.	116,802	14,807
	Equity Residential	241,482	14,769
	Invitation Homes Inc.	407,688	13,906
	Iron Mountain Inc.	195,659	13,692
	Ventas Inc.	269,962	13,455
	Sun Communities Inc.	84,022	11,230
	Essex Property Trust Inc.	42,975	10,655
	Mid-America Apartment Communities Inc.	77,995	10,487
	WP Carey Inc.	146,074	9,467
	Host Hotels & Resorts Inc.	473,054	9,210
	Kimco Realty Corp.	413,841	8,819
	UDR Inc.	220,831	8,456
		Shares	Market Value• ($000)
	Gaming and Leisure Properties Inc.	169,820	8,381
	Regency Centers Corp.	122,594	8,214
	Equity LifeStyle Properties Inc.	112,790	7,956
	Rexford Industrial Realty Inc.	136,669	7,667
	American Homes 4 Rent Class A	204,886	7,368
	Healthpeak Properties Inc.	367,373	7,274
	Camden Property Trust	71,689	7,118
	CubeSmart	149,332	6,922
	Boston Properties Inc.	94,523	6,633
	Lamar Advertising Co. Class A	58,693	6,238
*	Jones Lang LaSalle Inc.	31,496	5,949
	Americold Realty Trust Inc.	190,693	5,772
*	Zillow Group Inc. Class C	98,248	5,685
	EastGroup Properties Inc.	30,662	5,628
	Federal Realty Investment Trust	54,321	5,598
	NNN REIT Inc.	122,596	5,284
	Omega Healthcare Investors Inc.	162,397	4,979
	STAG Industrial Inc.	121,746	4,780
	First Industrial Realty Trust Inc.	88,673	4,670
	Brixmor Property Group Inc.	198,669	4,623
	Healthcare Realty Trust Inc.	253,147	4,362
	Agree Realty Corp.	67,061	4,221
	Spirit Realty Capital Inc.	94,539	4,130
	Ryman Hospitality Properties Inc.	37,086	4,082
	Terreno Realty Corp.	56,845	3,562
	Apartment Income REIT Corp.	100,214	3,480
	Kite Realty Group Trust	149,837	3,425
	Rayonier Inc.	99,680	3,330
	Vornado Realty Trust	116,352	3,287
	Kilroy Realty Corp.	78,565	3,130
	Phillips Edison & Co. Inc.	78,936	2,880
	Essential Properties Realty Trust Inc.	104,679	2,676
	PotlatchDeltic Corp.	53,841	2,644
	Cousins Properties Inc.	102,836	2,504
	Independence Realty Trust Inc.	163,294	2,498
	EPR Properties	50,349	2,439
	Apple Hospitality REIT Inc.	138,893	2,307
	Sabra Health Care REIT Inc.	157,343	2,245
	Physicians Realty Trust	167,247	2,226
	Macerich Co.	143,276	2,211

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	75,885	2,093
	National Storage Affiliates Trust	50,206	2,082
	Broadstone Net Lease Inc.	119,526	2,058
	Park Hotels & Resorts Inc.	131,786	2,016
	DigitalBridge Group Inc.	112,925	1,981
	COPT Defense Properties	76,474	1,960
	Medical Properties Trust Inc.	398,046	1,954
	SL Green Realty Corp.	43,267	1,954
	LXP Industrial Trust	194,551	1,930
	Innovative Industrial Properties Inc.	18,774	1,893
	Tanger Inc.	66,603	1,846
*	Zillow Group Inc. Class A	32,520	1,845
*	Opendoor Technologies Inc.	409,310	1,834
	CareTrust REIT Inc.	78,890	1,766
	SITE Centers Corp.	127,987	1,744
*	Howard Hughes Holdings Inc.	20,200	1,728
	Highwoods Properties Inc.	73,466	1,687
	Global Net Lease Inc.	159,918	1,591
	St. Joe Co.	26,305	1,583
	Four Corners Property Trust Inc.	62,016	1,569
	National Health Investors Inc.	27,764	1,551
	Douglas Emmett Inc.	105,159	1,525
	Urban Edge Properties	76,642	1,403
	Sunstone Hotel Investors Inc.	128,603	1,380
	Outfront Media Inc.	98,791	1,379
	DiamondRock Hospitality Co.	139,017	1,305
	Pebblebrook Hotel Trust	79,516	1,271
*	Cushman & Wakefield plc	117,681	1,271
	Equity Commonwealth	65,679	1,261
	Retail Opportunity Investments Corp.	85,116	1,194
	RLJ Lodging Trust	99,768	1,169
	JBG SMITH Properties	68,646	1,168
	Acadia Realty Trust	66,640	1,132
	InvenTrust Properties Corp.	42,190	1,069
	Service Properties Trust	115,936	990
	Xenia Hotels & Resorts Inc.	70,247	957
	Newmark Group Inc. Class A	86,020	943
	Getty Realty Corp.	31,219	912
	LTC Properties Inc.	28,025	900
		Shares	Market Value• ($000)
	Alexander & Baldwin Inc.	47,282	899
	Uniti Group Inc.	154,821	895
	Kennedy-Wilson Holdings Inc.	71,937	891
	Veris Residential Inc.	55,856	879
	Empire State Realty Trust Inc. Class A	90,486	877
	Hudson Pacific Properties Inc.	93,473	870
*	Compass Inc. Class A	227,161	854
	Elme Communities	57,599	841
	RPT Realty	64,843	832
[1]	eXp World Holdings Inc.	53,058	823
	Easterly Government Properties Inc.	60,381	812
	Safehold Inc.	34,689	812
*	Redfin Corp.	78,499	810
*	GEO Group Inc.	74,543	807
	NETSTREIT Corp.	43,117	770
	Plymouth Industrial REIT Inc.	30,148	726
*	Apartment Investment and Management Co. Class A	86,567	678
	UMH Properties Inc.	42,695	654
	Paramount Group Inc.	126,393	653
	Piedmont Office Realty Trust Inc. Class A	91,593	651
	Marcus & Millichap Inc.	14,631	639
	Centerspace	10,639	619
	American Assets Trust Inc.	26,765	602
	Brandywine Realty Trust	108,457	586
*	Anywhere Real Estate Inc.	66,892	542
	Armada Hoffler Properties Inc.	42,862	530
	NexPoint Residential Trust Inc.	14,507	499
	Diversified Healthcare Trust	130,647	489
	Community Healthcare Trust Inc.	18,288	487
	Global Medical REIT Inc.	42,151	468
	Peakstone Realty Trust REIT	23,506	468
	Summit Hotel Properties Inc.	68,662	461
	Ares Commercial Real Estate Corp.	39,478	409
	Universal Health Realty Income Trust	9,360	405
	Farmland Partners Inc.	32,368	404
	Whitestone REIT	32,634	401
	CBL & Associates Properties Inc.	15,300	374
	Gladstone Land Corp.	24,952	361
*	Forestar Group Inc.	10,867	359
	Chatham Lodging Trust	33,089	355
	Saul Centers Inc.	8,496	334

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Gladstone Commercial Corp.	24,306	322
	RMR Group Inc. Class A	10,594	299
	Alexander's Inc.	1,287	275
*	Tejon Ranch Co.	15,750	271
	Office Properties Income Trust	30,586	224
*	Seritage Growth Properties Class A	23,441	219
*	FRP Holdings Inc.	3,443	216
	Orion Office REIT Inc.	37,533	215
	Industrial Logistics Properties Trust	43,462	204
	CTO Realty Growth Inc.	11,379	197
	One Liberty Properties Inc.	8,824	193
	Bridge Investment Group Holdings Inc. Class A	18,625	182
	Postal Realty Trust Inc. Class A	12,021	175
	NET Lease Office Properties	9,435	174
	Franklin Street Properties Corp.	62,401	160
*	Stratus Properties Inc.	5,338	154
	BRT Apartments Corp.	7,749	144
	Douglas Elliman Inc.	45,623	135
	City Office REIT Inc.	21,923	134
*	Maui Land & Pineapple Co. Inc.	7,827	124
*	Star Holdings	8,255	124
	Braemar Hotels & Resorts Inc.	44,461	111
	Alpine Income Property Trust Inc.	6,005	102
*	Offerpad Solutions Inc.	9,843	101
	RE/MAX Holdings Inc. Class A	6,897	92
	Modiv Industrial Inc.	6,088	91
	Clipper Realty Inc.	14,188	77
	Creative Media & Community Trust Corp.	13,505	50
	Global Self Storage Inc.	8,627	40
*	Ashford Hospitality Trust Inc.	20,163	39
	Bluerock Homes Trust Inc.	2,283	32
*	Sotherly Hotels Inc.	18,957	28
*	Rafael Holdings Inc. Class B	13,424	25
*	Altisource Portfolio Solutions SA	7,037	25
*	Fathom Holdings Inc.	5,453	20
			942,993
Technology (30.9%)
	Apple Inc.	9,903,578	1,906,736
	Microsoft Corp.	4,981,589	1,873,277
	NVIDIA Corp.	1,572,797	778,881
*	Alphabet Inc. Class A	3,969,223	554,461
		Shares	Market Value• ($000)
*	Meta Platforms Inc. Class A	1,487,782	526,615
*	Alphabet Inc. Class C	3,259,593	459,374
	Broadcom Inc.	297,440	332,017
*	Adobe Inc.	305,147	182,051
*	Salesforce Inc.	619,414	162,993
*	Advanced Micro Devices Inc.	1,082,947	159,637
	Intel Corp.	2,826,333	142,023
	Oracle Corp.	1,101,551	116,137
	Intuit Inc.	178,386	111,497
	QUALCOMM Inc.	746,137	107,914
	Texas Instruments Inc.	608,573	103,737
	International Business Machines Corp.	611,474	100,007
*	ServiceNow Inc.	137,339	97,029
	Applied Materials Inc.	560,753	90,881
	Lam Research Corp.	88,372	69,218
	Analog Devices Inc.	332,839	66,089
	Micron Technology Inc.	736,256	62,832
*	Palo Alto Networks Inc.	211,389	62,334
	KLA Corp.	91,166	52,995
*	Synopsys Inc.	101,907	52,473
*	Cadence Design Systems Inc.	182,094	49,597
	Amphenol Corp. Class A	401,083	39,759
*	Snowflake Inc. Class A	199,198	39,640
	Roper Technologies Inc.	71,467	38,962
*	Crowdstrike Holdings Inc. Class A	151,585	38,703
*	Workday Inc. Class A	138,888	38,341
*	Autodesk Inc.	143,397	34,914
	Marvell Technology Inc.	578,872	34,912
	Microchip Technology Inc.	363,282	32,761
	TE Connectivity Ltd.	207,644	29,174
*	Fortinet Inc.	437,505	25,607
	Cognizant Technology Solutions Corp. Class A	335,601	25,348
*	Atlassian Corp. Ltd. Class A	104,024	24,743
*	ON Semiconductor Corp.	288,892	24,131
*	Palantir Technologies Inc. Class A	1,318,101	22,632
*	Gartner Inc.	49,601	22,376
*	Datadog Inc. Class A	182,384	22,138
*	ANSYS Inc.	57,957	21,031
*	DoorDash Inc. Class A	211,461	20,911
	CDW Corp.	89,828	20,420
	Monolithic Power Systems Inc.	30,564	19,279
*	HubSpot Inc.	32,072	18,619
*	MongoDB Inc.	45,456	18,585
	HP Inc.	593,371	17,855
*	Splunk Inc.	113,052	17,223
*	Cloudflare Inc. Class A	188,721	15,713
	Corning Inc.	513,376	15,632
	Hewlett Packard Enterprise Co.	859,917	14,601

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Pinterest Inc. Class A	393,834	14,588
*	PTC Inc.	75,842	13,269
*	Zscaler Inc.	59,305	13,140
	Dell Technologies Inc. Class C	170,330	13,030
	NetApp Inc.	138,837	12,240
	Skyworks Solutions Inc.	107,571	12,093
	Entegris Inc.	100,636	12,058
*	VeriSign Inc.	57,916	11,928
*	Snap Inc. Class A	700,877	11,866
*	Akamai Technologies Inc.	100,222	11,861
*	Tyler Technologies Inc.	28,149	11,770
*	EPAM Systems Inc.	38,776	11,530
	Seagate Technology Holdings plc	133,513	11,398
*	Western Digital Corp.	216,907	11,359
*	Zoom Video Communications Inc. Class A	155,557	11,186
	Teradyne Inc.	102,963	11,174
	Vertiv Holdings Co. Class A	231,436	11,116
	Jabil Inc.	81,650	10,402
*	GoDaddy Inc. Class A	94,191	9,999
	Leidos Holdings Inc.	92,076	9,966
*	Dynatrace Inc.	177,024	9,681
*	Okta Inc.	105,343	9,537
*	Super Micro Computer Inc.	31,675	9,004
*	Manhattan Associates Inc.	41,257	8,883
*	Twilio Inc. Class A	115,866	8,791
	SS&C Technologies Holdings Inc.	140,890	8,610
	Gen Digital Inc. (XNGS)	365,421	8,339
*	DocuSign Inc.	136,249	8,100
	Bentley Systems Inc. Class B	152,913	7,979
*	Nutanix Inc. Class A	160,435	7,651
*	Qorvo Inc.	65,426	7,368
*	Unity Software Inc.	178,938	7,317
	Paycom Software Inc.	34,785	7,191
*	F5 Inc.	39,916	7,144
*	Pure Storage Inc. Class A	199,472	7,113
*	Ceridian HCM Holding Inc.	99,842	6,701
*	Match Group Inc.	182,824	6,673
*	Lattice Semiconductor Corp.	92,380	6,373
*	UiPath Inc. Class A	244,001	6,061
*	Guidewire Software Inc.	55,078	6,006
*	Elastic NV	52,734	5,943
	Universal Display Corp.	30,139	5,764
*	Onto Innovation Inc.	33,159	5,070
*	Toast Inc. Class A	272,530	4,976
	KBR Inc.	89,420	4,955
*	Rambus Inc.	72,387	4,940
*	Dropbox Inc. Class A	167,076	4,925
		Shares	Market Value• ($000)
*	CACI International Inc. Class A	15,103	4,891
*	SPS Commerce Inc.	24,696	4,787
*	Fabrinet	24,290	4,623
*	Qualys Inc.	23,186	4,551
*	MicroStrategy Inc. Class A	7,155	4,519
	Science Applications International Corp.	35,834	4,455
*	Coherent Corp.	102,253	4,451
*	Arrow Electronics Inc.	36,179	4,423
*	ZoomInfo Technologies Inc.	237,941	4,400
*	Procore Technologies Inc.	62,906	4,354
*	SentinelOne Inc. Class A	155,078	4,255
*	Aspen Technology Inc.	19,305	4,250
*	AppLovin Corp. Class A	106,550	4,246
*	Smartsheet Inc. Class A	85,525	4,090
*	Novanta Inc.	23,647	3,982
*	Gitlab Inc. Class A	63,040	3,969
*	Insight Enterprises Inc.	21,936	3,887
*	Five9 Inc.	48,618	3,826
	Concentrix Corp.	38,299	3,761
	TD SYNNEX Corp.	34,085	3,668
*	Wolfspeed Inc.	82,769	3,601
*	Tenable Holdings Inc.	77,458	3,568
	Dolby Laboratories Inc. Class A	39,738	3,425
*	Samsara Inc. Class A	102,461	3,420
*	DoubleVerify Holdings Inc.	91,362	3,360
*	MACOM Technology Solutions Holdings Inc.	35,550	3,304
*	Workiva Inc.	32,311	3,281
*	Kyndryl Holdings Inc.	156,132	3,244
	Power Integrations Inc.	38,571	3,167
*	Varonis Systems Inc.	69,949	3,167
*	Blackbaud Inc.	36,097	3,130
*	Altair Engineering Inc. Class A	36,685	3,087
	Avnet Inc.	60,950	3,072
*	Freshworks Inc. Class A	130,082	3,056
*	Cirrus Logic Inc.	35,856	2,983
*	DXC Technology Co.	130,353	2,981
*	Synaptics Inc.	25,821	2,946
*	Confluent Inc. Class A	125,814	2,944
*	Teradata Corp.	66,357	2,887
*	Axcelis Technologies Inc.	22,103	2,867
*	Silicon Laboratories Inc.	21,564	2,852
	Amkor Technology Inc.	82,980	2,761
	Advanced Energy Industries Inc.	24,750	2,696
*	IAC Inc.	47,755	2,501
*	Box Inc. Class A	91,385	2,340
*	Blackline Inc.	37,322	2,330
*	Diodes Inc.	28,652	2,307
*	CommVault Systems Inc.	28,624	2,286

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Rapid7 Inc.	39,327	2,246
*	Appfolio Inc. Class A	12,834	2,223
*	FormFactor Inc.	51,949	2,167
	Dun & Bradstreet Holdings Inc.	184,883	2,163
*	IPG Photonics Corp.	19,471	2,113
*	Alarm.com Holdings Inc.	31,916	2,062
*	Yelp Inc.	42,954	2,033
*	Ziff Davis Inc.	29,718	1,997
*	Plexus Corp.	18,256	1,974
	Vishay Intertechnology Inc.	81,773	1,960
*,1	C3.ai Inc. Class A	68,034	1,953
*	CCC Intelligent Solutions Holdings Inc.	171,184	1,950
*	Alteryx Inc. Class A	41,206	1,943
*	Sprout Social Inc. Class A	31,551	1,939
*	Braze Inc. Class A	36,250	1,926
*	JFrog Ltd.	53,330	1,846
*	Sanmina Corp.	35,694	1,834
*	RingCentral Inc. Class A	53,197	1,806
*	Parsons Corp.	28,251	1,772
*	Envestnet Inc.	33,884	1,678
*	Credo Technology Group Holding Ltd.	85,457	1,664
*	Rogers Corp.	12,594	1,663
*	Q2 Holdings Inc.	37,927	1,646
*	LiveRamp Holdings Inc.	42,777	1,620
*	HashiCorp Inc. Class A	66,738	1,578
	Progress Software Corp.	28,503	1,548
*	Ambarella Inc.	24,447	1,498
*	Perficient Inc.	22,648	1,491
*	nCino Inc.	44,236	1,488
*	NCR Voyix Corp.	86,484	1,462
*	Fastly Inc. Class A	81,569	1,452
*	Schrodinger Inc.	40,485	1,449
*	Cargurus Inc.	59,533	1,438
*	Sitime Corp.	11,537	1,408
*	ePlus Inc.	17,460	1,394
*	Allegro MicroSystems Inc.	45,943	1,391
*,1	IonQ Inc.	109,083	1,352
	Pegasystems Inc.	27,210	1,330
*	DigitalOcean Holdings Inc.	35,322	1,296
	Xerox Holdings Corp.	70,641	1,295
*	PagerDuty Inc.	55,199	1,278
*	Impinj Inc.	14,101	1,270
*	Squarespace Inc. Class A	38,370	1,267
*	Upwork Inc.	84,120	1,251
	Clear Secure Inc. Class A	59,318	1,225
*	Photronics Inc.	38,305	1,202
*	MaxLinear Inc.	48,538	1,154
*	PROS Holdings Inc.	29,631	1,149
*	Agilysys Inc.	13,340	1,132
*	Verint Systems Inc.	41,439	1,120
		Shares	Market Value• ($000)
*	Cohu Inc.	30,757	1,089
*	Veeco Instruments Inc.	34,501	1,071
*	Cleanspark Inc.	96,563	1,065
*	Appian Corp. Class A	27,677	1,042
*	TTM Technologies Inc.	65,275	1,032
*	Paycor HCM Inc.	47,544	1,027
*	Ultra Clean Holdings Inc.	30,059	1,026
*	NetScout Systems Inc.	45,742	1,004
*,1	Xometry Inc. Class A	27,157	975
*	Bumble Inc. Class A	65,847	971
	CSG Systems International Inc.	18,202	969
*	Informatica Inc. Class A	33,659	956
*	Semtech Corp.	43,375	950
*	Vertex Inc. Class A	35,150	947
*	Asana Inc. Class A	49,213	936
	CTS Corp.	21,171	926
*	Jamf Holding Corp.	49,062	886
*	Zuora Inc. Class A	93,185	876
*	Magnite Inc.	89,502	836
	Adeia Inc.	66,422	823
*	AvePoint Inc.	97,337	799
*	Intapp Inc.	20,975	797
*	Sprinklr Inc. Class A	66,058	795
*	Zeta Global Holdings Corp. Class A	89,273	787
*	PDF Solutions Inc.	24,445	786
*	indie Semiconductor Inc. Class A	96,311	781
	Shutterstock Inc.	15,968	771
*	PAR Technology Corp.	17,488	761
*	ScanSource Inc.	18,137	718
*	Everbridge Inc.	29,490	717
*	Veradigm Inc.	68,077	714
*	EngageSmart Inc.	29,511	676
*	Ichor Holdings Ltd.	19,830	667
	Benchmark Electronics Inc.	23,157	640
*	E2open Parent Holdings Inc.	145,740	640
*	ACM Research Inc. Class A	32,247	630
*	Model N Inc.	23,355	629
*	Navitas Semiconductor Corp.	76,214	615
*	Amplitude Inc. Class A	48,136	612
*	TechTarget Inc.	17,409	607
	A10 Networks Inc.	45,556	600
*	SMART Global Holdings Inc.	30,423	576
*	N-Able Inc.	42,736	566
*	Alkami Technology Inc.	23,211	563
*	Grid Dynamics Holdings Inc.	41,090	548
*	3D Systems Corp.	82,041	521
	Methode Electronics Inc.	22,898	520
*	Matterport Inc.	189,863	511
	Simulations Plus Inc.	11,396	510
*	Cerence Inc.	25,730	506
*	Couchbase Inc.	22,102	498

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	SolarWinds Corp.	39,005	487
*	PubMatic Inc. Class A	28,783	469
*	Kimball Electronics Inc.	17,220	464
*	Aehr Test Systems	17,471	464
*	Diebold Nixdorf Inc.	16,000	463
	PC Connection Inc.	6,834	459
*	Klaviyo Inc. Class A	16,051	446
*	Digital Turbine Inc.	63,745	437
*	Olo Inc. Class A	75,881	434
*	Eventbrite Inc. Class A	51,607	431
*	Yext Inc.	69,021	407
*	Digimarc Corp.	11,148	403
*	SmartRent Inc.	122,927	392
*	BigCommerce Holdings Inc. Series 1	40,078	390
*	Blend Labs Inc. Class A	152,098	388
*	nLight Inc.	28,567	386
	Hackett Group Inc.	16,910	385
*	Mitek Systems Inc.	29,293	382
*	Alpha & Omega Semiconductor Ltd.	14,574	380
*	SEMrush Holdings Inc. Class A	27,777	379
*	NerdWallet Inc. Class A	25,256	372
*	Vimeo Inc.	90,615	355
*	Vivid Seats Inc. Class A	55,299	350
*,1	Getty Images Holdings Inc.	66,161	347
*	Terawulf Inc.	137,764	331
*	SoundHound AI Inc. Class A	153,965	326
*	CEVA Inc.	14,137	321
*	Definitive Healthcare Corp.	32,037	318
*	Planet Labs PBC	127,335	315
*	Thoughtworks Holding Inc.	65,268	314
*,1	MicroVision Inc.	114,050	303
*	Consensus Cloud Solutions Inc.	11,299	296
*	Applied Digital Corp.	40,294	272
*	Weave Communications Inc.	23,557	270
*	OneSpan Inc.	24,049	258
	NVE Corp.	3,259	256
*	Daktronics Inc.	29,724	252
*	EverQuote Inc. Class A	20,482	251
*	Unisys Corp.	44,617	251
	American Software Inc. Class A	21,893	247
*	MeridianLink Inc.	9,936	246
*	TrueCar Inc.	62,905	218
*	Bandwidth Inc. Class A	14,853	215
*,1	Rumble Inc.	47,289	212
*	Domo Inc. Class B	19,163	197
*	Enfusion Inc. Class A	19,848	193
	ON24 Inc.	23,181	183
*	Tucows Inc. Class A	6,570	177
*	Porch Group Inc.	55,645	171
*	LivePerson Inc.	44,180	167
*	QuickLogic Corp.	11,891	165
*	Red Violet Inc.	8,230	164
		Shares	Market Value• ($000)
*	SkyWater Technology Inc.	16,892	163
*	Ouster Inc.	20,981	161
*	Mediaalpha Inc. Class A	13,989	156
*	Nextdoor Holdings Inc.	75,268	142
*	Groupon Inc.	10,751	138
*	Innodata Inc.	16,482	134
	Immersion Corp.	18,110	128
*	BigBear.ai Holdings Inc.	57,803	124
*	1stdibs.com Inc.	26,304	123
*	Backblaze Inc. Class A	16,181	123
*	Asure Software Inc.	12,707	121
[1]	ReposiTrak Inc.	12,115	121
*	Telos Corp.	33,040	121
*	NextNav Inc.	27,071	120
*	EverCommerce Inc.	10,789	119
*	Cipher Mining Inc.	28,357	117
*	Rimini Street Inc.	35,452	116
*	Identiv Inc.	13,996	115
*	Kopin Corp.	54,575	111
*	Astronova Inc.	6,757	110
*	eGain Corp.	12,737	106
*	Arteris Inc.	17,864	105
*	Atomera Inc.	14,264	100
*	Rackspace Technology Inc.	48,958	98
*	Transphorm Inc.	24,701	90
*	Innovid Corp.	58,925	88
*	inTEST Corp.	6,184	84
	Richardson Electronics Ltd.	6,173	82
*	Intevac Inc.	18,754	81
*	Upland Software Inc.	19,213	81
*	FiscalNote Holdings Inc.	70,169	80
*	Everspin Technologies Inc.	8,435	76
*	ZeroFox Holdings Inc.	84,034	73
*	Expensify Inc. Class A	28,100	69
*	AXT Inc.	28,066	67
*	Brightcove Inc.	25,456	66
*	Viant Technology Inc. Class A	8,483	58
*	Aeva Technologies Inc.	76,978	58
*	SecureWorks Corp. Class A	7,362	54
*	Issuer Direct Corp.	2,964	54
*	CoreCard Corp.	3,812	53
*	TransAct Technologies Inc.	7,051	49
*	Vroom Inc.	74,354	45
*	Pixelworks Inc.	32,680	43
*	GSI Technology Inc.	15,882	42
*	Key Tronic Corp.	8,842	38
*	Rigetti Computing Inc.	38,252	38
*	System1 Inc.	16,725	37
*	Nutex Health Inc.	203,511	37
*	Inuvo Inc.	84,564	36
*	comScore Inc.	2,097	35
*	Quantum Corp.	98,136	34
*,1	Veritone Inc.	18,337	33
*	CVD Equipment Corp.	7,295	32

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Mastech Digital Inc.	3,641	31
*	Edgio Inc.	88,134	30
*	WM Technology Inc.	41,877	30
*	Synchronoss Technologies Inc.	4,887	30
*,1	Skillz Inc.	4,688	29
*	AudioEye Inc.	5,086	28
*	Intellicheck Inc.	14,706	28
*	One Stop Systems Inc.	11,905	25
*	Amtech Systems Inc.	5,730	24
*	Data I/O Corp.	8,084	24
*	Zedge Inc. Class B	10,242	24
*	WidePoint Corp.	10,057	23
*	NetSol Technologies Inc.	9,164	20
*	Arena Group Holdings Inc.	8,236	20
	VirnetX Holding Corp.	2,409	17
*	KORE Group Holdings Inc.	15,866	16
*	Presto Automation Inc.	29,255	16
*	EMCORE Corp.	30,051	15
*	BuzzFeed Inc.	58,794	15
*	Glimpse Group Inc.	11,947	14
*	KULR Technology Group Inc.	52,190	10
*	Alpine 4 Holdings Inc.	12,716	9
*	authID Inc.	729	7
*	Smith Micro Software Inc.	7,556	6
*	Boxlight Corp. Class A	5,534	6
*	Maplebear Inc.	195	5
*	Streamline Health Solutions Inc.	7,248	3
			9,653,347
Telecommunications (2.0%)
	Cisco Systems Inc.	2,451,520	123,851
	Comcast Corp. Class A	2,690,109	117,961
	Verizon Communications Inc.	2,538,703	95,709
	AT&T Inc.	4,787,759	80,339
	T-Mobile US Inc.	348,852	55,931
*	Arista Networks Inc.	166,899	39,306
	Motorola Solutions Inc.	111,135	34,795
*	Charter Communications Inc. Class A	64,492	25,067
*	Roku Inc.	83,986	7,698
*	Liberty Broadband Corp. Class C	82,891	6,680
	Juniper Networks Inc.	213,569	6,296
*	Ciena Corp.	98,840	4,449
*	Frontier Communications Parent Inc.	165,871	4,203
	Iridium Communications Inc.	74,747	3,077
*	Lumentum Holdings Inc.	45,648	2,393
	Cogent Communications Holdings Inc.	30,169	2,295
		Shares	Market Value• ($000)
*	ViaSat Inc.	73,261	2,048
	InterDigital Inc.	17,023	1,848
	Cable One Inc.	2,983	1,660
*	Calix Inc.	36,565	1,597
*	Viavi Solutions Inc.	151,996	1,531
*	Extreme Networks Inc.	82,080	1,448
	Telephone and Data Systems Inc.	68,967	1,265
*	Lumen Technologies Inc.	683,760	1,251
*	DISH Network Corp. Class A	168,000	969
*	Harmonic Inc.	73,856	963
*	Globalstar Inc.	478,232	928
*	Liberty Broadband Corp. Class A	8,405	678
	Shenandoah Telecommunications Co.	30,986	670
*	fuboTV Inc.	202,175	643
*	Digi International Inc.	24,294	632
*	Infinera Corp.	124,753	593
*	IDT Corp. Class B	13,778	470
*	Altice USA Inc. Class A	143,163	465
*	Gogo Inc.	43,651	442
*	Applied Optoelectronics Inc.	22,846	441
*,1	Lightwave Logic Inc.	81,349	405
*	EchoStar Corp. Class A	24,087	399
	Bel Fuse Inc. Class B	5,951	397
*	CommScope Holding Co. Inc.	136,290	384
	ATN International Inc.	8,389	327
	Adtran Holdings Inc.	44,499	327
*	United States Cellular Corp.	7,473	310
*	8x8 Inc.	78,246	296
*	Xperi Inc.	26,568	293
*,1	AST SpaceMobile Inc.	47,259	285
*	NETGEAR Inc.	18,985	277
*	Aviat Networks Inc.	8,225	269
*	Anterix Inc.	7,780	259
*	Clearfield Inc.	8,514	248
*	Consolidated Communications Holdings Inc.	55,540	242
	Spok Holdings Inc.	12,210	189
	Comtech Telecommunications Corp.	19,010	160
*	Ooma Inc.	14,333	154
*	WideOpenWest Inc.	37,199	151
*	Ribbon Communications Inc.	46,419	135
*	Kaltura Inc.	57,548	112
*	Lantronix Inc.	18,653	109
	Bel Fuse Inc. Class A	1,376	88
*	Powerfleet Inc. NJ	23,451	80
*	KVH Industries Inc.	13,892	73
*	Genasys Inc.	27,518	56
*	Cambium Networks Corp.	7,849	47

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Airgain Inc.	10,184	36
	Network-1 Technologies Inc.	15,271	33
*	Akoustis Technologies Inc.	37,107	31
*	DZS Inc.	12,668	25
*	Inseego Corp.	62,650	14
*	Casa Systems Inc.	21,249	11
*	Charge Enterprises Inc.	66,536	8
*	CalAmp Corp.	20,762	5
*	Franklin Wireless Corp.	1,161	4
*	Vislink Technologies Inc.	1,108	4
*,2	GCI Liberty Inc.	82,371	—
			636,835
Utilities (2.6%)
	NextEra Energy Inc.	1,357,448	82,451
	Southern Co.	731,836	51,316
	Duke Energy Corp.	516,889	50,159
	Waste Management Inc.	270,095	48,374
	Sempra	421,446	31,495
	PG&E Corp.	1,705,316	30,747
	American Electric Power Co. Inc.	345,301	28,045
	Dominion Energy Inc.	561,793	26,404
	Waste Connections Inc. (XTSE)	172,793	25,793
	Constellation Energy Corp.	214,038	25,019
	Exelon Corp.	665,326	23,885
	Xcel Energy Inc.	370,441	22,934
	Republic Services Inc.	137,312	22,644
	Consolidated Edison Inc.	232,549	21,155
	Public Service Enterprise Group Inc.	334,148	20,433
	Edison International	256,233	18,318
	WEC Energy Group Inc.	211,419	17,795
	American Water Works Co. Inc.	130,751	17,258
	Eversource Energy	235,566	14,539
	Entergy Corp.	141,312	14,299
	FirstEnergy Corp.	365,434	13,397
	PPL Corp.	492,603	13,350
	DTE Energy Co.	117,309	12,934
	Ameren Corp.	176,535	12,771
	CenterPoint Energy Inc.	419,199	11,976
	Atmos Energy Corp.	99,227	11,500
	CMS Energy Corp.	193,903	11,260
	Vistra Corp.	239,182	9,213
	AES Corp.	451,374	8,689
	Alliant Energy Corp.	167,025	8,568
	Evergy Inc.	155,405	8,112
	NiSource Inc.	296,970	7,885
	NRG Energy Inc.	149,127	7,710
	Essential Utilities Inc.	165,592	6,185
*	Clean Harbors Inc.	32,519	5,675
	Pinnacle West Capital Corp.	76,481	5,494
	OGE Energy Corp.	132,969	4,645
	UGI Corp.	142,058	3,495
	IDACORP Inc.	34,010	3,344
		Shares	Market Value• ($000)
*	Casella Waste Systems Inc. Class A	38,741	3,311
*	Stericycle Inc.	61,897	3,068
	National Fuel Gas Co.	61,023	3,062
	New Jersey Resources Corp.	66,344	2,958
	Portland General Electric Co.	65,808	2,852
	Southwest Gas Holdings Inc.	44,681	2,831
*	Sunrun Inc.	143,120	2,809
	Ormat Technologies Inc. (XNYS)	34,277	2,598
	Black Hills Corp.	45,071	2,432
	ALLETE Inc.	39,496	2,416
	PNM Resources Inc.	57,418	2,389
	ONE Gas Inc.	37,233	2,372
	Spire Inc.	33,936	2,116
	Northwestern Energy Group Inc.	40,449	2,058
	American States Water Co.	25,186	2,025
	California Water Service Group	37,450	1,943
	Avista Corp.	52,483	1,876
	MGE Energy Inc.	25,249	1,826
	Avangrid Inc.	52,523	1,702
	Chesapeake Utilities Corp.	14,550	1,537
	SJW Group	19,725	1,289
	Clearway Energy Inc. Class A	42,776	1,094
	Clearway Energy Inc. Class C	38,877	1,066
*	Sunnova Energy International Inc.	66,404	1,013
	Hawaiian Electric Industries Inc.	71,311	1,012
	Northwest Natural Holding Co.	23,709	923
	Middlesex Water Co.	12,265	805
	Unitil Corp.	11,221	590
*	Enviri Corp.	56,173	506
	Genie Energy Ltd. Class B	14,713	414
	York Water Co.	8,757	338
*	Altus Power Inc.	44,129	301
	Excelerate Energy Inc. Class A	14,432	223
	Artesian Resources Corp. Class A	5,284	219
*	Pure Cycle Corp.	15,027	157
*	Vertex Energy Inc.	46,411	157
	Aris Water Solutions Inc. Class A	15,958	134
*	Quest Resource Holding Corp.	15,848	116
	RGC Resources Inc.	5,695	116
	Global Water Resources Inc.	8,514	111
*	Cadiz Inc.	37,685	106
*,1	NuScale Power Corp.	30,475	100

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Net Power Inc.	8,917	90
*	Perma-Fix Environmental Services Inc.	9,152	72
*	Aqua Metals Inc.	93,458	71
*	Advanced Emissions Solutions Inc.	16,504	49
	Via Renewables Inc.	1,933	18
			818,537
Total Common Stocks (Cost $11,269,323)			31,077,649
Rights (0.0%)
*,1	Groupon Inc. Exp. 1/17/24 (Cost $—)	10,751	4
Warrants (0.0%)
*	Geron Corp. Exp. 12/31/25	73,748	30
*,2	Cassava Sciences Inc. 11/15/24	10,495	50
*	Hycroft Mining Holding Corp. Exp. 10/6/25	20,000	1
Total Warrants (Cost $—)			81
Preferred Stock (0.0%)
	Air T Funding Preference Shares 8.000%, 6/7/49 (Cost $2)	91	1
		Shares	Market Value• ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[4,5]	Vanguard Market Liquidity Fund, 5.435% (Cost $165,032)	1,650,727	165,040
Total Investments (100.0%) (Cost $11,434,357)			31,242,775
Other Assets and Liabilities—Net (0.0%)			(11,597)
Net Assets (100%)			31,231,178
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $26,456,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $30,390,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2024	15	1,536	109
E-mini S&P 500 Index	March 2024	592	142,672	2,974
E-mini S&P Mid-Cap 400 Index	March 2024	30	8,429	446
				3,529

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Statement of Assets and Liabilities
As of December 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $11,269,325)	31,077,735
Affiliated Issuers (Cost $165,032)	165,040
Total Investments in Securities	31,242,775
Investment in Vanguard	983
Cash	1,472
Cash Collateral Pledged—Futures Contracts	8,268
Receivables for Investment Securities Sold	247
Receivables for Accrued Income	29,869
Receivables for Capital Shares Issued	36,039
Total Assets	31,319,653
Liabilities
Payables for Investment Securities Purchased	52,733
Collateral for Securities on Loan	30,390
Payables for Capital Shares Redeemed	4,567
Payables to Vanguard	277
Variation Margin Payable—Futures Contracts	508
Total Liabilities	88,475
Net Assets	31,231,178
1 Includes $26,456,000 of securities on loan.
At December 31, 2023, net assets consisted of:

Paid-in Capital	11,438,288
Total Distributable Earnings (Loss)	19,792,890
Net Assets	31,231,178

Institutional Shares—Net Assets
Applicable to 16,393,963 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,350,344
Net Asset Value Per Share—Institutional Shares	$82.37

Institutional Plus Shares—Net Assets
Applicable to 362,869,364 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	29,880,834
Net Asset Value Per Share—Institutional Plus Shares	$82.35

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Statement of Operations

Year Ended December 31, 2023
($000)
Investment Income
Income
Dividends[1]	446,127
Interest[2]	4,881
Securities Lending—Net	5,963
Total Income	456,971
Expenses
The Vanguard Group—Note B
Investment Advisory Services	574
Management and Administrative—Institutional Shares	242
Management and Administrative—Institutional Plus Shares	3,726
Marketing and Distribution—Institutional Shares	46
Marketing and Distribution—Institutional Plus Shares	753
Custodian Fees	234
Auditing Fees	32
Shareholders’ Reports—Institutional Shares	6
Shareholders’ Reports—Institutional Plus Shares	108
Trustees’ Fees and Expenses	17
Other Expenses	39
Total Expenses	5,777
Expenses Paid Indirectly	(33)
Net Expenses	5,744
Net Investment Income	451,227
Realized Net Gain (Loss)
Investment Securities Sold[2]	274,852
Futures Contracts	14,946
Realized Net Gain (Loss)	289,798
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	5,859,073
Futures Contracts	6,095
Change in Unrealized Appreciation (Depreciation)	5,865,168
Net Increase (Decrease) in Net Assets Resulting from Operations	6,606,193
1	Dividends are net of foreign withholding taxes of $38,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,586,000, ($1,000), $1,000, and ($17,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2023 ($000)	2022 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	451,227	426,547
Realized Net Gain (Loss)	289,798	2,985,578
Change in Unrealized Appreciation (Depreciation)	5,865,168	(9,697,046)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,606,193	(6,284,921)
Distributions
Institutional Shares	(31,310)	(50,627)
Institutional Plus Shares	(714,257)	(1,559,456)
Total Distributions	(745,567)	(1,610,083)
Capital Share Transactions
Institutional Shares	185,022	376,487
Institutional Plus Shares	(236,377)	(2,916,534)
Net Increase (Decrease) from Capital Share Transactions	(51,355)	(2,540,047)
Total Increase (Decrease)	5,809,271	(10,435,051)
Net Assets
Beginning of Period	25,421,907	35,856,958
End of Period	31,231,178	25,421,907

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$67.05	$88.21	$73.97	$68.66	$54.09
Investment Operations
Net Investment Income[1]	1.204	1.131	1.086	1.171	1.182
Net Realized and Unrealized Gain (Loss) on Investments	16.099	(17.949)	17.890	12.690	15.381
Total from Investment Operations	17.303	(16.818)	18.976	13.861	16.563
Distributions
Dividends from Net Investment Income	(1.209)	(1.143)	(1.100)	(1.325)	(1.245)
Distributions from Realized Capital Gains	(.774)	(3.199)	(3.636)	(2.541)	(.748)
Distributions from Return of Capital	—	—	—	(4.685)	—
Total Distributions	(1.983)	(4.342)	(4.736)	(8.551)	(1.993)
Net Asset Value, End of Period	$82.37	$67.05	$88.21	$73.97	$68.66
Total Return	26.05%	-19.49%	25.75%	20.99%	30.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,350	$907	$757	$682	$722
Ratio of Total Expenses to Average Net Assets	0.03%[2]	0.03%[2]	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.61%	1.55%	1.30%	1.72%	1.87%
Portfolio Turnover Rate	8%	8%[3]	5%[3]	11%[3]	5%[3]
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$67.03	$88.19	$73.96	$68.66	$54.09
Investment Operations
Net Investment Income[1]	1.192	1.132	1.095	1.143	1.182
Net Realized and Unrealized Gain (Loss) on Investments	16.109	(17.949)	17.877	12.715	15.387
Total from Investment Operations	17.301	(16.817)	18.972	13.858	16.569
Distributions
Dividends from Net Investment Income	(1.208)	(1.145)	(1.108)	(1.326)	(1.251)
Distributions from Realized Capital Gains	(.773)	(3.198)	(3.634)	(2.543)	(.748)
Distributions from Return of Capital	—	—	—	(4.689)	—
Total Distributions	(1.981)	(4.343)	(4.742)	(8.558)	(1.999)
Net Asset Value, End of Period	$82.35	$67.03	$88.19	$73.96	$68.66
Total Return	26.05%	-19.49%	25.75%	20.99%	30.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,881	$24,515	$35,100	$32,088	$40,637
Ratio of Total Expenses to Average Net Assets	0.02%[2]	0.02%[2]	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.60%	1.54%	1.31%	1.69%	1.88%
Portfolio Turnover Rate	8%	8%[3]	5%[3]	11%[3]	5%[3]
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Notes to Financial Statements
Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Institutional Total Stock Market Index Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes. The portion of distributions that exceed a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the

Institutional Total Stock Market Index Fund
conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2023, the fund had contributed to Vanguard capital in the amount of $983,000, representing less than 0.01% of the fund’s net assets and 0.39% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $33,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Institutional Total Stock Market Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	31,077,378	—	271	31,077,649
Preferred Stock	1	—	—	1
Rights	—	4	—	4
Warrants	1	30	50	81
Temporary Cash Investments	165,040	—	—	165,040
Total	31,242,420	34	321	31,242,775
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,529	—	—	3,529
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	6,374
Total Distributable Earnings (Loss)	(6,374)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Institutional Total Stock Market Index Fund
Amount ($000)
Undistributed Ordinary Income	31,404
Undistributed Long-Term Gains	24,712
Net Unrealized Gains (Losses)	19,736,774
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	19,792,890
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	505,822	435,146
Long-Term Capital Gains	239,745	1,174,937
Total	745,567	1,610,083
*	Includes short-term capital gains, if any.
As of December 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	11,506,001
Gross Unrealized Appreciation	20,983,514
Gross Unrealized Depreciation	(1,246,740)
Net Unrealized Appreciation (Depreciation)	19,736,774
F.	During the year ended December 31, 2023, the fund purchased $2,114,680,000 of investment securities and sold $2,413,147,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2023, such purchases were $102,095,000 and sales were $51,616,000, resulting in net realized gain of $6,277,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Institutional Total Stock Market Index Fund
G.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	838,426	11,492	572,414	7,712
Issued in Lieu of Cash Distributions	25,740	333	38,427	519
Redeemed	(679,144)	(8,960)	(234,354)	(3,288)
Net Increase (Decrease)—Institutional Shares	185,022	2,865	376,487	4,943
Institutional Plus Shares
Issued	2,140,743	29,092	4,441,096	58,784
Issued in Lieu of Cash Distributions	667,877	8,704	1,467,628	19,701
Redeemed	(3,044,997)	(40,645)	(8,825,258)	(110,768)
Net Increase (Decrease)—Institutional Plus Shares	(236,377)	(2,849)	(2,916,534)	(32,283)
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to December 31, 2023, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Institutional Index Funds and Shareholders of Vanguard Institutional Total Stock Market Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Institutional Total Stock Market Index Fund (one of the funds constituting Vanguard Institutional Index Funds, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 15, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 77.2%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $425,857,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
The fund hereby designates $1,844,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $244,669,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates $24,641,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income for individual shareholders for the fiscal year.

The CRSP US Total Market Index (the “Index”) is a product of the Center for Research in Security Prices, LLC (“CRSP”), an affiliate of the University of Chicago (“University”), and has been licensed for use by Vanguard. CRSP® is a trademark of CRSP and has been licensed by CRSP for use for certain purposes by Vanguard. Vanguard Institutional Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by CRSP or the University. Neither CRSP nor the University makes any representation or warranty, express or implied, to the owners of Vanguard Institutional Total Stock Market Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Institutional Total Stock Market Index Fund particularly or the ability of the Index to track general market performance. The Index is determined, composed and calculated without regard to Vanguard or Vanguard Institutional Total Stock Market Index Fund. Neither CRSP nor the University has any obligation to take the needs of Vanguard or the owners of Vanguard Institutional Total Stock Market Index Fund into consideration in determining, composing or calculating the Index. Neither CRSP nor the University is responsible for and has not participated in the determination of the prices and amount of Vanguard Institutional Total Stock Market Index Fund or the timing of the issuance or sale of Vanguard Institutional Total Stock Market Index Fund or in the determination or calculation of the equation by which Vanguard Institutional Total Stock Market Index Fund is to be converted into cash, surrendered or redeemed, as the case may be. Neither CRSP nor the University has any obligation or liability in connection with the administration, marketing or trading of Vanguard Institutional Total Stock Market Index Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. Neither CRSP nor the University is an investment advisor. Inclusion of a security within an index is not a recommendation by CRSP or the University to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER CRSP NOR THE UNIVERSITY GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. NEITHER CRSP NOR THE UNIVERSITY SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. NEITHER CRSP NOR THE UNIVERSITY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND CRSP AND THE UNIVERSITY EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE VANGUARD INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL CRSP OR THE UNIVERSITY BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CRSP AND VANGUARD, OTHER THAN THE LICENSORS, IF ANY, OF CRSP.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: co-founder and managing partner (2022–present) of Grafton Street Partners (investment advisory firm). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global
Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2024, Bloomberg. All rights reserved.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q8710 022024

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)	Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2023: $65,000
Fiscal Year Ended December 31, 2022: $61,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2023: $9,326,156
Fiscal Year Ended December 31, 2022: $10,494,508

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)	Audit-Related Fees.

Fiscal Year Ended December 31, 2023: $3,295,934
Fiscal Year Ended December 31, 2022: $2,757,764

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)	Tax Fees.

Fiscal Year Ended December 31, 2023: $1,678,928
Fiscal Year Ended December 31, 2022: $5,202,689

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)	All Other Fees.

Fiscal Year Ended December 31, 2023: $25,000
Fiscal Year Ended December 31, 2022: $298,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)           (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2023: $1,703,928
Fiscal Year Ended December 31, 2022: $5,500,689

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)           For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 23, 2024

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 23, 2024

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney  filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.